SEMI-ANNUAL REPORT

                       [SM&R LOGO]

                                SM&R INVESTMENTS, INC.

                                       SM&R EQUITY FUNDS
                                    SM&R FIXED INCOME FUNDS

               SM&R EQUITY FUNDS:

                       SM&R ALGER TECHNOLOGY FUND
                       SM&R ALGER AGGRESSIVE GROWTH FUND
                       SM&R ALGER SMALL-CAP FUND
                       SM&R ALGER GROWTH FUND
                       SM&R GROWTH FUND
                       SM&R EQUITY INCOME FUND
                       SM&R BALANCED FUND

               SM&R FIXED INCOME FUNDS:
                       SM&R GOVERNMENT BOND FUND
                       SM&R TAX FREE FUND
                       SM&R PRIMARY FUND
                       SM&R MONEY MARKET FUND

                       "THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE INCLUDED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS."

                                                        SEMI-ANNUAL REPORT
                                                        FEBRUARY 28, 2002

SCHEDULE OF INVESTMENTS  February 28, 2002  (Unaudited)
--------------------------------------------------------------------------------
SM&R ALGER TECHNOLOGY FUND

COMMON STOCK                        SHARES     VALUE
BUSINESS SERVICES--4.61%
Manugistics Group, Incorporated*       300    $  3,888
Siebel Systems, Incorporated*          500      13,880
                                              --------
                                                17,768
COMMERICAL SERVICES & SUPPLIES--7.31%
Amdocs Limited*                         50       1,412
BISYS Group, Incorporated (The)*       100       3,148
eBay Incorporated*                     200      10,410
First Data Corporation                  55       4,484
FreeMarkets, Incorporated*             450       8,748
                                              --------
                                                28,202
COMMUNICATION EQUIPMENT--10.64%
Cisco Systems, Incorporated*           350       4,995
Finisar Corporation*                   750       4,575
JDS Uniphase Corporation*              450       2,182
McDATA Corporation (Class A)*          300       4,728
Nokia Corporation ADR                  350       7,269
Polycom, Incorporated*                 550      13,387
Powerwave Technologies,
 Incorporated*                         300       3,909
                                              --------
                                                41,045
COMMUNICATIONS--0.72%
Sprint Corporation (PCS Group)*        300       2,775

COMPUTER RELATED & BUSINESS SERVICES--2.95%
EMC Corporation*                       550       5,995
RF Micro Devices, Incorporated*        150       2,346
Symbol Technologies, Incorporated      350       3,021
                                              --------
                                                11,362
COMPUTER SERVICES--4.22%
Amkor Technology, Incorporated*        600       8,328
Yahoo! Incorporated*                   550       7,953
                                              --------
                                                16,281
COMPUTER SOFTWARE--11.92%
Check Point Software Technologies
 LTD*                                  200       5,584
Citrix Systems, Incorporated*          300       4,551
Fair, Isaac & Company,
 Incorporated                          300      18,405
Oracle Corporation*                    250       4,155
Parametric Technology
 Corporation*                          300       2,208
SpeechWorks International
 Incorporated*                       1,400      11,060
                                              --------
                                                45,963
COMPUTERS & PERIPHERALS--5.97%
Dell Computer Corporation*             450      11,110
Sun Microsystems, Incorporated*      1,400      11,914
                                              --------
                                                23,024
HEALTHCARE PROVIDER & SERVICES--0.77%
Eclipsys Corporation*                  200       2,960

INTERNET SOFTWARE & SERVICES--3.33%
Overture Services, Incorporated*       150       4,539
VeriSign, Incorporated*                350       8,306
                                              --------
                                                12,845
MEDIA--0.96%
AOL Time Warner Incorporated*          150       3,720

RETAILING--1.45%
Expedia, Incorporated (Class A)*       100       5,590

SEMICONDUCTOR EQUIPMENT & PRODUCT--3.54%
Microchip Technology
 Incorporated*                         400      13,672

COMMON STOCK                        SHARES     VALUE

SEMICONDUCTORS--18.41%
Altera Corporation*                    100    $  1,907
Conexant Systems, Incorporated*        900       9,216
Intel Corporation                      450      12,861
Linear Technology Corporation          100       3,683
Maxim Intergrated Products,
 Incorporated*                         350      16,016
National Semiconductor
 Corporation*                          250       6,288
Novellus Systems, Incorporated*        100       4,259
Taiwan Semiconductor
 Manufacturing Company LTD*            700      11,375
Xilinx, Incorporated*                  150       5,388
                                              --------
                                                70,993
SEMICONDUCTORS CAPITAL EQUIPMENT--1.27%
Marvell Technology Group LTD*           50       1,535
Teradyne, Incorporated*                100       3,351
                                              --------
                                                 4,886
SOFTWARE--10.49%
BMC Software, Incorporated*            200       3,210
Intuit Incorporated*                   350      13,261
Microsoft Corporation*                 250      14,585
Synopsys, Incorporated*                200       9,420
                                              --------
                                                40,476
                                              --------
                 TOTAL COMMON STOCK--88.56%
                            (Cost $401,332)    341,562
                                              --------
STOCK WARRANTS                     WARRANTS
COMPUTER SOFTWARE--
Expedia, Incorporated* (a)              19         499
                                              --------
                TOTAL STOCK WARRANTS--0.13%
                                (Cost $440)        499
                                              --------
CASH EQUIVALENTS                    SHARES
SM&R Money Market Fund, 1.27% (b)   34,677      34,677
                                              --------
              TOTAL CASH EQUIVALENTS--8.99%
                             (Cost $34,677)     34,677
                                              --------
                  TOTAL INVESTMENTS--97.68%
                            (Cost $436,449)    376,738
                CASH AND OTHER ASSETS, LESS
                         LIABILITIES--2.32%      8,944
                                              --------
                        NET ASSETS--100.00%   $385,682
                                              ========

ABBREVIATIONS
*--Non-income producing securities

NOTES TO SCHEDULE OF INVESTMENTS
(a) Each warrant entitles the holder to purchase one common share at an exercise price of $26.00 and will expire 02/04/09.
(b) The rate quoted is the annualized seven-day yield of the fund at February 28, 2002. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Technology Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
SM&R ALGER TECHNOLOGY FUND

ASSETS
Investment in securities, at value                            $    376,738
Cash                                                                   797
Prepaid expenses                                                    13,162
Receivable for:
  Capital stock sold                                                    50
  Dividends                                                             15
                                                              ------------
                                                TOTAL ASSETS       390,762
                                                              ------------
LIABILITIES
Accrued:
  Investment advisory fee                                              437
  Service fee                                                           81
  Distribution fee                                                     460
Other liabilities                                                    4,102
                                                              ------------
                                           TOTAL LIABILITIES         5,080
                                                              ------------
               NET ASSETS (applicable to shares outstanding)  $    385,682
                                                              ============
NET ASSETS:
Class A                                                       $    213,740
--------------------------------------------------------------------------
Class B                                                       $    171,942
--------------------------------------------------------------------------
  TOTAL NET ASSETS                                            $    385,682
                                                              ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                   100,000,000
  Outstanding                                                       81,681
--------------------------------------------------------------------------
Class B:
  Authorized                                                   100,000,000
  Outstanding                                                       65,399
--------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $       2.62
  Offering price per share: (Net Assets value of $2.62/95%)   $       2.76
--------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $       2.63
--------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  Six Months Ended February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
SM&R ALGER TECHNOLOGY FUND

INVESTMENT INCOME
Dividends                                                     $     42
Interest                                                           305
                                                              --------
                                     TOTAL INVESTMENT INCOME       347
                                                              --------
EXPENSES
Investment advisory fees                                         2,571
Service fees                                                       476
Professional fees                                                2,206
Custody and transaction fees                                     3,325
Directors' fees                                                  4,482
Qualification fees                                               1,752
Shareholder reporting expenses                                     529
Distribution fees                                                  972
Insurance expense                                                  232
Other                                                               33
                                                              --------
                                                NET EXPENSES    16,578
                                                              --------
INVESTMENT LOSS-NET                                            (16,231)
                                                              --------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investments                             (65,119)
  Change in unrealized depreciation of investments for the
   period                                                       (2,500)
                                                              --------
NET LOSS ON INVESTMENTS                                        (67,619)
                                                              --------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(83,850)
                                                              ========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED   YEAR ENDED
                                                                FEBRUARY 28,     AUGUST 31,
                                                              ----------------   -----------
                                                                    2002            2001
                                                              ----------------   -----------
DECREASE IN NET ASSETS FROM OPERATIONS
  Investment loss--net                                            $(16,231)       $ (32,143)
  Net realized loss on investments                                 (65,119)        (232,204)
  Change in unrealized depreciation                                 (2,500)         (57,211)
                                                                  --------        ---------
  Net decrease in net assets resulting from operations             (83,850)        (321,558)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                             --               --
    Class B                                                             --               --
                                                                  --------        ---------
    Total distributions to shareholders                                 --               --
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                         31,651          519,483
    Class B                                                        125,322          114,634
                                                                  --------        ---------
    Total net capital share transactions                           156,973          634,117
                                                                  --------        ---------
TOTAL INCREASE                                                      73,123          312,559
NET ASSETS
  Beginning of Period                                              312,559               --
                                                                  --------        ---------
  End of Period                                                   $385,682        $ 312,559
                                                                  ========        =========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period. SM&R ALGER TECHNOLOGY FUND

                                                             CLASS A SHARES                       CLASS B SHARES
                                                     ------------------------------       ------------------------------
                                                     (UNAUDITED)                          (UNAUDITED)
                                                      SIX MONTHS                           SIX MONTHS           YEAR
                                                        ENDED           YEAR ENDED           ENDED              ENDED
                                                     FEBRUARY 28,       AUGUST 31,        FEBRUARY 28,       AUGUST 31,
                                                     ------------       -----------       ------------       -----------
                                                         2002              2001               2002              2001
                                                     ------------       -----------       ------------       -----------
       Net Asset Value, Beginning of Period             $   3.24         $  10.00            $   3.25          $ 10.00
       Investment loss--net                                (0.44)           (0.37)              (0.19)           (0.24)
       Net realized and unrealized loss on
       investments                                         (0.18)           (6.39)              (0.43)           (6.51)
                                                        --------         --------            --------          -------
                   Total from Investment Operations        (0.62)           (6.76)              (0.62)           (6.75)
       Less Distributions from
         Investment Income--net                               --               --                  --               --
                                                        --------         --------            --------          -------
                                Total Distributions         0.00             0.00                0.00             0.00
                                                        --------         --------            --------          -------
       Net Asset Value, End of Period                   $   2.62         $   3.24            $   2.63          $  3.25
                                                        ========         ========            ========          =======
                                   Total Return (1)       (19.14)%**       (67.60)%            (19.08)%**       (67.50)%
                                                        ========         ========            ========          =======
       RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
       Net Assets, end of period                        $213,740         $230,327            $171,942          $82,232
       Ratio of expenses to average net assets              8.28 %*         10.97 %              9.38 %*         14.71 %
       Ratio of net investment loss to average net
       assets                                              (8.09)%*        (10.32)%             (9.21)%*        (14.21)%
       Portfolio turnover rate                            150.20 %         440.50 %            150.20 %         440.50 %

*    Ratios annualized

**   Returns are not annualized

(1)  Does not include the effect of sales charge.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
SM&R ALGER AGGRESSIVE GROWTH FUND

COMMON STOCK                      SHARES      VALUE

APPLIANCES & TOOLS--0.46%
Black & Decker Corporation           100    $    4,850

AUTO COMPONENTS--0.27%
ArvinMeritor, Incorporated           100         2,819

AUTO EQUIPMENT & SERVICES--0.43%
Lear Corporation*                    100         4,470

BANKS--0.79%
Commerce Bancorp, Incorporated       200         8,320

BIO TECHNOLOGY--3.29%
Amgen Incorporated*                  150         8,697
Cephalon, Incorporated*              200        11,660
Genentech, Incorporated*             300        14,160
                                            ----------
                                                34,517

BUILDING & CONSTRUCTION--2.03%
D.R. Horton, Incorporated            185         7,382
Lennar Corporation                   150         8,281
Masco Corporation                    200         5,614
                                            ----------
                                                21,277

BUSINESS SERVICES--0.93%
Siebel Systems, Incorporated*        350         9,716

CHEMICALS--0.67%
Ecolab Incorporated                  150         7,024

COMMERCIAL SERVICES & SUPPLIES--6.99%
Apollo Group, Incorporated
 (Class A)*                          100         4,855
BISYS Group, Incorporated
 (The)*                              200         6,296
Career Education Corporation*        200         7,398
Concord EFS, Incorporated*           350        10,510
eBay Incorporated*                   300        15,615
First Data Corporation               350        28,532
                                            ----------
                                                73,206

COMMUNICATION EQUIPMENT--4.35%
Brocade Communications
 Systems, Incorporated*              250         5,493
Emulex Corporation*                  250         8,115
McDATA Corporation (Class A)*        450         7,092
Nokia Corporation ADR                400         8,308
Polycom, Incorporated*               350         8,519
UTStarcom, Incorporated*             400         8,100
                                            ----------
                                                45,627

COMMUNICATIONS--0.53%
TMP Worldwide Incorporated*          200         5,584

COMPUTER RELATED & BUSINESS
 SERVICES--0.42%
Autodesk, Incorporated               100         4,417

COMPUTER SERVICES--1.05%
Sabre Holdings Corporation*          250        11,003

COMMON STOCK                      SHARES      VALUE

CONSUMER PRODUCTS--1.37%
NIKE, Incorporated (Class B)         100    $    5,886
Procter & Gamble Company (The)       100         8,479
                                            ----------
                                                14,365

CONTAINERS--0.68%
Bemis Company, Incorporated          100         5,696
Owens-Illinois, Incorporated*        100         1,468
                                            ----------
                                                 7,164

DIVERSIFIED FINANCIALS--2.38%
Citigroup, Incorporated              170         7,693
Merrill Lynch & Company,
 Incorporated                        130         6,233
Moody's Corporation                  150         5,550
Morgan Stanley Dean Witter &
 Company                             110         5,403
                                            ----------
                                                24,879

EDUCATION--1.33%
USA Education Incorporated           150        13,912

ENERGY EQUIPMENT & SERVICES--0.63%
Halliburton Company                  400         6,584

FINANCE--1.41%
Capital One Financial
 Corporation                         300        14,781

FINANCIAL SERVICES--0.89%
Equifax Incorporated                 100         3,000
H & R Block, Incorporated            125         6,306
                                            ----------
                                                 9,306

FOOD & BEVERAGES--0.68%
Dean Foods Company*                  100         7,167

HEALTH CARE FACILITIES--4.61%
Baxter International
 Incorporated                        200        11,096
Boston Scientific Corporation*       300         6,708
Guidant Corporation*                 500        20,750
St. Jude Medical,
 Incorporated*                       125         9,788
                                            ----------
                                                48,342

HEALTH CARE PROVIDER & SERVICES--3.73%
AmerisourceBergen Corporation        300        20,310
Anthem, Incorporated*                100         5,810
Tenet Healthcare Corporation*        225        12,994
                                            ----------
                                                39,114

HOTEL, RESTAURANT & LEISURE--1.80%
Brinker International,
 Incorporated*                       350        12,019
MGM MIRAGE*                          200         6,880
                                            ----------
                                                18,899

HOUSEHOLD DURABLES--0.38%
Maytag Corporation                   100         3,993

INFORMATION TECHNOLOGY CONSULTING &
 SERVICES--1.17%
Affiliated Computer Services,
 Incorporated (Class A)*             250        12,228

SCHEDULE OF INVESTMENTS  February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
SM&R ALGER AGGRESSIVE GROWTH FUND, CONTINUED

COMMON STOCK                      SHARES      VALUE

INSURANCE--1.44%
American International Group,
 Incorporated                         75    $    5,548
XL Capital LTD                       100         9,526
                                            ----------
                                                15,074

LEISURE & ENTERTAINMENT--2.08%
International Game Technology*       150        10,128
Viacom Incorporated
 (Class B)*                          250        11,638
                                            ----------
                                                21,766

LEISURE EQUIPMENT & SERVICES--0.55%
Activision, Incorporated*            200         5,712

MANUFACTURING--0.48%
Stanley Works (The)                  100         5,043

MEDIA--1.24%
McGraw-Hill Companies,
 Incorporated (The)                  100         6,580
Tribune Company                      150         6,423
                                            ----------
                                                13,003

MEDICAL SERVICES--1.35%
Gilead Sciences, Incorporated*       200        14,092

MULTILINE RETAIL--3.17%
Wal-Mart Stores, Incorporated        535        33,175

PHARMACEUTICALS--9.19%
American Home Products
 Corporation                         200        12,710
IDEC Pharmaceuticals
 Corporation*                        450        28,269
Immunex Corporation*                 700        20,118
Johnson & Johnson                    350        21,315
Pfizer, Incorporated                 340        13,926
                                            ----------
                                                96,338

PUBLISHING--0.96%
Barnes & Noble, Incorporated*        325        10,072

RESTAURANTS & LODGING--1.03%
Starwood Hotels & Resorts
 Worldwide, Incorporated             300        10,800

RETAILING--3.09%
Expedia, Incorporated
 (Class A)*                          150         8,385
Michaels Stores, Incorporated*       400        11,920
Walgreen Company                     300        12,072
                                            ----------
                                                32,377

SEMICONDUCTORS--5.51%
Intersil Corporation
 (Class A)*                          400        10,952
Maxim Intergrated Products,
 Incorporated*                       450        20,592
Micron Technology,
 Incorporated*                       450        14,467
Texas Instruments Incorporated       400        11,740
                                            ----------
                                                57,751

COMMON STOCK                      SHARES      VALUE

SEMICONDUCTORS CAPITAL EQUIPMENT--0.59%
Marvell Technology Group LTD*        200    $    6,138

SOFTWARE--3.86%
Intuit Incorporated*                 200         7,578
Microsoft Corporation*               505        29,462
THQ Incorporated*                     75         3,379
                                            ----------
                                                40,419

SPECIALTY RETAIL--11.08%
Abercrombie & Fitch Company
 (Class A)*                          500        13,320
AutoZone, Incorporated*              200        13,272
Bed Bath & Beyond
 Incorporated*                       200         6,680
Best Buy Company,
 Incorporated*                       155        10,447
Chico's FAS, Incorporated*           300        10,152
Home Depot, Incorporated (The)       225        11,250
Lowe's Companies, Incorporated       600        27,150
Office Depot, Incorporated*          700        13,307
Pier 1 Imports, Incoporated          200         3,994
Tiffany & Company                    200         6,562
                                            ----------
                                               116,134

TOYS--0.63%
Mattel, Incorporated                 350         6,633
                                            ----------

               TOTAL COMMON STOCK--89.52%
                          (Cost $920,297)      938,091
                                            ----------
CASH EQUIVALENTS
SM&R Money Market Fund,
 1.27% (a)                       150,345       150,345
                                            ----------
           TOTAL CASH EQUIVALENTS--14.34%
                          (Cost $150,345)      150,345
                                            ----------
               TOTAL INVESTMENTS--103.86%
                        (Cost $1,070,642)    1,088,436
                 LIABILITIES IN EXCESS OF
                    OTHER ASSETS--(3.86%)      (40,493)
                                            ----------
                      NET ASSETS--100.00%   $1,047,943
                                            ==========

ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

NOTES TO SCHEDULE OF INVESTMENTS
(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2002. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Aggressive Growth Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
SM&R ALGER AGGRESSIVE GROWTH FUND

ASSETS
Investment in securities, at value                            $  1,088,436
Prepaid expenses                                                    13,044
Receivable for:
  Capital stock sold                                                   885
  Dividends                                                            321
  Sale of fractional shares                                              5
                                                              ------------
                                                TOTAL ASSETS     1,102,691
                                                              ------------
LIABILITIES
Accrued:
  Investment advisory fee                                              853
  Service fee                                                          203
  Distribution fee                                                     949
Other liabilities                                                   52,743
                                                              ------------
                                           TOTAL LIABILITIES        54,748
                                                              ------------
               NET ASSETS (applicable to shares outstanding)  $  1,047,943
                                                              ============
NET ASSETS:
Class A                                                       $    706,435
--------------------------------------------------------------------------
Class B                                                       $    341,508
--------------------------------------------------------------------------
  TOTAL NET ASSETS                                            $  1,047,943
                                                              ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                   100,000,000
  Outstanding                                                      129,387
--------------------------------------------------------------------------
Class B:
  Authorized                                                   100,000,000
  Outstanding                                                       62,836
--------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $       5.46
  Offering price per share: (Net Assets value of $5.46/95%)   $       5.75
--------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $       5.43
--------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  Six Months Ended February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
SM&R ALGER AGGRESSIVE GROWTH FUND

INVESTMENT INCOME
Dividends                                                     $   1,517
Interest                                                            915
                                                              ---------
                                     TOTAL INVESTMENT INCOME      2,432
                                                              ---------
EXPENSES
Investment advisory fees                                          4,557
Service fees                                                      1,085
Professional fees                                                 2,206
Custody and transaction fees                                      4,980
Directors' fees                                                   4,481
Qualification fees                                                1,962
Shareholder reporting expenses                                      672
Distribution fees                                                 2,136
Insurance expense                                                   443
Other                                                                32
                                                              ---------
                                                NET EXPENSES     22,554
                                                              ---------
INVESTMENT LOSS--NET                                            (20,122)
                                                              ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                             (125,850)
  Change in unrealized appreciation of investments for the
   period                                                        71,949
                                                              ---------
NET LOSS ON INVESTMENTS                                         (53,901)
                                                              ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ (74,023)
                                                              =========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                (UNAUDITED)         YEAR
                                                              SIX MONTHS ENDED      ENDED
                                                                FEBRUARY 28,     AUGUST 31,
                                                              ----------------   -----------
                                                                    2002            2001
                                                              ----------------   -----------
DECREASE IN NET ASSETS FROM OPERATIONS
  Investment loss--net                                           $  (20,122)      $ (27,885)
  Net realized loss on investments                                 (125,850)       (117,131)
  Change in unrealized appreciation (depreciation)                   71,949         (54,155)
                                                                 ----------       ---------
  Net decrease in net assets resulting from operations              (74,023)       (199,171)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                              --              --
    Class B                                                              --              --
                                                                 ----------       ---------
    Total distributions to shareholders                                  --              --
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                         265,446         653,405
    Class B                                                         138,476         263,810
                                                                 ----------       ---------
    Total net capital share transactions                            403,922         917,215
                                                                 ----------       ---------
TOTAL INCREASE                                                      329,899         718,044
NET ASSETS
  Beginning of Period                                               718,044              --
                                                                 ----------       ---------
  End of Period                                                  $1,047,943       $ 718,044
                                                                 ==========       =========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

SM&R ALGER AGGRESSIVE GROWTH FUND

                                                                 CLASS A                               CLASS B
                                                                 SHARES                                SHARES
                                                     -------------------------------       -------------------------------
                                                      (UNAUDITED)                           (UNAUDITED)
                                                      SIX MONTHS                            SIX MONTHS
                                                         ENDED           YEAR ENDED            ENDED           YEAR ENDED
                                                     FEBRUARY 28,        AUGUST 31,        FEBRUARY 28,        AUGUST 31,
                                                     -------------       -----------       -------------       -----------
                                                         2002               2001               2002               2001
                                                     -------------       -----------       -------------       -----------
      Net Asset Value, Beginning of Period               $   5.91         $  10.00             $   5.89         $  10.00
      Investment loss--net                                  (0.26)           (0.25)               (0.23)           (0.18)
      Net realized and unrealized loss on
       investments                                          (0.19)           (3.84)               (0.23)           (3.93)
                                                         --------         --------             --------         --------
                   Total from Investment Operations         (0.45)           (4.09)               (0.46)           (4.11)
      Less distributions from
        Investment income--net                                 --               --                   --               --
                                                         --------         --------             --------         --------
                                Total Distributions          0.00             0.00                 0.00             0.00
                                                         --------         --------             --------         --------
      Net Asset Value, End of Period                     $   5.46         $   5.91             $   5.43         $   5.89
                                                         ========         ========             ========         ========
                                   Total Return (1)         (7.61)%**       (40.90)%              (7.81)%**       (41.10)%
                                                         ========         ========             ========         ========
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period                          $706,435         $487,497             $341,508         $230,547
      Ratio of expenses to average net assets                4.84 %*          6.85 %               5.92 %*          7.25 %
      Ratio of net investment loss to average net
       assets                                               (4.28)%*         (5.59)%              (5.37)%*         (6.12)%
      Portfolio turnover rate                               87.07 %          70.58 %              87.07 %          70.58 %

*   Ratios annualized

**  Returns are not annualized

(1) Does not include the effect of sales charge.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
SM&R ALGER SMALL-CAP FUND

COMMON STOCK                        SHARES     VALUE

AEROSPACE & DEFENSE--0.72%
EDO Corporation                        150    $  3,983

BANKS--2.70%
Boston Private Financial
 Holdings, Incorporated                100       2,289
IndyMac Bancorp, Incorporated*         200       4,916
Investors Financial Services
 Corporation                            65       4,516
UCBH Holdings, Incorporated            100       3,329
                                              --------
                                                15,050

BEVERAGES--1.56%
Constellation Brands,
 Incorporated (Class A)*               160       8,696

BIO TECHNOLOGY--5.69%
Alkermes, Incorporated*                200       4,994
Antigenics Incorporated*                50         652
ArQule Incorporated*                    50         620
CV Therapeutics, Incorporated*          50       1,932
Exelixis, Incorporated*                200       2,260
InterMune Incorporated*                100       3,631
Neurocrine Biosciences,
 Incorporated*                         100       3,549
OSI Pharmaceuticals,
 Incorporated*                         100       3,805
Regeneron Pharmaceuticals,
 Incorporated*                         200       4,542
Trimeris, Incorporated*                150       5,730
                                              --------
                                                31,715

BROADCASTING--3.78%
Cumulus Media Incorporated
 (Class A)*                            500       7,325
Entercom Communications
 Corporation*                          100       5,121
Microtune, Incorporated*               350       3,994
Radio One, Incorporated
 (Class A)*                            250       4,625
                                              --------
                                                21,065

BUILDING & CONSTRUCTION--0.89%
Dal-Tile International
 Incorporated*                         200       4,960

BUSINESS SERVICES--2.54%
Administaff, Incorporated*             250       5,997
Manugistics Group, Incorporated*       300       3,888
Plexus Corporation*                    200       4,302
                                              --------
                                                14,187

CHEMICALS--0.80%
Crompton Corporation                   450       4,473

COMMERICAL SERVICES & SUPPLIES--5.39%
BISYS Group, Incorporated (The)*       260       8,185
Career Education Corporation*           50       1,849
ChoicePoint Incorporated*              100       5,320
Corporate Executive Board
 Company (The)*                        100       3,151
Education Management
 Corporation*                          100       3,958
FreeMarkets, Incorporated*             250       4,860
InterCept Group, Incorporated
 (The)*                                 70       2,723
                                              --------
                                                30,046

COMMON STOCK                        SHARES     VALUE

COMMUNICATION EQUIPMENT--3.34%
Alpha Industries, Incorporated*        250    $  3,852
Finisar Corporation*                   850       5,185
McDATA Corporation (Class A)*          200       3,152
Power Intergrations,
 Incorporated*                         200       3,148
Powerwave Technologies,
 Incorporated*                         250       3,258
                                              --------
                                                18,595

COMPUTER RELATED & BUSINESS SERVICES--1.37%
Integrated Circuit Systems,
 Incorporated*                         300       5,553
Photon Dynamics, Incorporated*          50       2,066
                                              --------
                                                 7,619

COMPUTER SERVICES--0.33%
Computer Network Technology
 Corporation*                          150       1,824

COMPUTER SOFTWARE--6.03%
Borland Software Corporation*          425       5,835
Fair, Isaac & Company,
 Incorporated                          200      12,270
J.D. Edwards & Company*                300       4,395
NetIQ Corporation*                     200       4,340
Parametric Technology
 Corporation*                          300       2,208
Peregrine Systems, Incorporated*       200       1,800
SpeechWorks International
 Incorporated*                         350       2,765
                                              --------
                                                33,613

COMPUTERS & PERIPHERALS--0.68%
Synaptics Incorporated*                300       3,783

CONSUMER PRODUCTS--0.56%
Mohawk Industries, Incorporated*        50       3,147

DIVERSIFIED FINANCIALS--2.02%
Affiliated Managers Group,
 Incorporated*                          75       4,997
LaBranche & Company
 Incorporated*                         200       6,250
                                              --------
                                                11,247

EDUCATION--1.23%
Corinthian Colleges,
 Incorporated*                         150       6,873

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.59%
Kopin Corporation*                     450       3,294

ENERGY & ENERGY SERVICES--1.47%
Spinnaker Exploration Company*         200       8,206

ENERGY EQUIPMENT & SERVICES--1.74%
Smith International,
 Incorporated*                         150       9,697

FINANCIAL SERVICES--0.92%
Doral Financial Corporation            150       5,151

FOOD & DRUG RETAILING--1.12%
Duane Reade Incorporated*              200       6,260

FOODS & BEVERAGES--1.05%
American Italian Pasta Company
 (Class A)*                            130       5,854

SCHEDULE OF INVESTMENTS  February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
SM&R ALGER SMALL-CAP FUND, CONTINUED

COMMON STOCK                        SHARES     VALUE

HEALTH CARE--1.34%
NPS Pharmaceuticals,
 Incorporated*                         250    $  7,463

HEALTH CARE EQUIPMENT & SUPPLIES--1.47%
Cerus Corporation*                     100       4,703
Urologix, Incorporated*                250       3,500
                                              --------
                                                 8,203

HEALTH CARE FACILITIES--0.42%
Cytyc Corporation*                     100       2,346

HEALTH CARE PROVIDER & SERVICES--6.39%
Accredo Health, Incorporated*          150       7,748
AmerisourceBergen Corporation          100       6,770
Caremark Rx, Incorporated*             225       3,926
Eclipsys Corporation*                  400       5,920
Province Healthcare Company*           175       4,923
Unilab Corporation*                    300       6,345
                                              --------
                                                35,632

HOTEL, RESTAURANT & LEISURE--4.53%
AFC Enterprises, Incorporated*         150       4,788
Applebee's International,
 Incorporated                          175       6,314
Covance Incorporated*                  450       7,987
Panera Bread Company*                  120       6,197
                                              --------
                                                25,286

HOUSEHOLD PRODUCTS--0.83%
Church & Dwight Company,
 Incorporated                          150       4,635

INFORMATION TECHNOLOGY CONSULTING &
 SERVICES--0.86%
Tier Technologies, Incorporated
 (Class B)*                            300       4,800

INSURANCE--4.23%
Cross Country, Incorporated*           200       5,380
HCC Insurance Holdings,
 Incorporated                          300       8,454
RenaissanceRE Holdings LTD              90       9,750
                                              --------
                                                23,584

INTERNET SOFTWARE & SERVICES--1.26%
Netegrity, Incorporated*               200       2,468
Overture Services, Incorporated*       150       4,539
                                              --------
                                                 7,007

LEISURE & ENTERTAINMENT--1.85%
Hollywood Entertainment
 Corporation*                          250       3,550
International Game Technology*         100       6,752
                                              --------
                                                10,302

LEISURE EQUIPMENT & SERVICES--1.84%
Action Perfomance Companies,
 Incorporated*                         200       8,130
Activision, Incorporated*               75       2,142
                                              --------
                                                10,272

MACHINERY--0.88%
Flowserve Corporation*                 175       4,896

COMMON STOCK                        SHARES     VALUE

MEDICAL TECHNOLOGY--0.57%
Digene Corporation*                    100    $  3,163

PERSONAL PRODUCTS--0.69%
Yankee Candle Company,
 Incorporated (The)*                   200       3,868

PHARMACEUTICALS--2.39%
Charles River Laboratories
 International, Incorporated*          300       8,898
Kos Pharmaceuticals,
 Incorporated*                         100       2,279
Ligand Pharmaceuticals
 Incorporated (Class B)*               150       2,154
                                              --------
                                                13,331

PUBLISHING--0.83%
Barnes & Noble, Incorporated*          150       4,649

RETAILING--1.60%
Michaels Stores, Incorporated*         300       8,940

SEMICONDUCTOR EQUIPMENT & PRODUCT--1.88%
Microsemi Corporation*                  80       1,079
Photronics, Incorporated*              200       5,778
Zoran Corporation*                     100       3,611
                                              --------
                                                10,468

SEMICONDUCTORS--1.44%
Cirrus Logic, Incorporated*            400       6,172
International Rectifier
 Corporation*                           50       1,836
                                              --------
                                                 8,008

SEMICONDUCTORS CAPITAL EQUIPMENT--0.72%
MKS Instruments, Incorporated*         150       4,029

SOFTWARE--2.37%
Lawson Software, Incorporated*         400       4,020
Synopsys, Incorporated*                100       4,710
THQ Incorporated*                      100       4,506
                                              --------
                                                13,236

SPECIALTY RETAIL--3.96%
Chico's FAS, Incorporated*             150       5,076
Christopher & Banks Corporation*       100       2,874
Circuit City Stores,
 Incorporated - CarMax Group*          300       8,022
Copart, Incorporated*                  100       1,739
Electronics Boutique Holdings
 Corporation*                          125       4,364
                                              --------
                                                22,075

TEXTILES & APPAREL--1.34%
Coach, Incorporated*                   150       7,479
                                              --------
                                                 7,479
                                              --------

                 TOTAL COMMON STOCK--90.21%
                            (Cost $489,335)    503,010
                                              --------

SCHEDULE OF INVESTMENTS  February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
SM&R ALGER SMALL-CAP FUND, CONTINUED

CASH EQUIVALENTS                    SHARES     VALUE
SM&R Money Market Fund, 1.27%(a)    64,036    $ 64,036
                                              --------

             TOTAL CASH EQUIVALENTS--11.48%
                             (Cost $64,036)     64,036
                                              --------
                 TOTAL INVESTMENTS--101.69%
                            (Cost $553,371)    567,046
             LIABILITIES IN EXCESS OF OTHER
                            ASSETS--(1.69%)     (9,409)
                                              --------
                        NET ASSETS--100.00%   $557,637
                                              ========

ABBREVIATIONS
*--Non-income producing securities

NOTES TO SCHEDULE OF INVESTMENTS
(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2002. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Small-Cap Fund are affiliated by having the same investment adviser.

STATEMENT OF ASSETS AND LIABILITIES  February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
SM&R ALGER SMALL-CAP FUND

ASSETS
Investment in securities, at value                            $    567,046
Prepaid expenses                                                    13,031
Receivable for:
  Capital stock sold                                                    50
  Dividends                                                             78
                                                              ------------
                                                TOTAL ASSETS       580,205
                                                              ------------
LIABILITIES
Accrued:
  Investment advisory fee                                              425
  Service fee                                                          106
  Distribution fee                                                     519
Other liabilities                                                   21,518
                                                              ------------
                                           TOTAL LIABILITIES        22,568
                                                              ------------
               NET ASSETS (applicable to shares outstanding)  $    557,637
                                                              ============
NET ASSETS:
Class A                                                       $    360,708
--------------------------------------------------------------------------
Class B                                                       $    196,929
--------------------------------------------------------------------------
  TOTAL NET ASSETS                                            $    557,637
                                                              ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                   100,000,000
  Outstanding                                                       68,328
--------------------------------------------------------------------------
Class B:
  Authorized                                                   100,000,000
  Outstanding                                                       36,788
--------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $       5.28
  Offering price per share:
    (Net Assets value of $5.28/95%)                           $       5.56
--------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $       5.35
--------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  Six Months Ended February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
SM&R ALGER SMALL-CAP FUND

INVESTMENT INCOME
Dividends                                                     $    213
Interest                                                           556
                                                              --------
                                     TOTAL INVESTMENT INCOME       769
                                                              --------
EXPENSES
Investment advisory fees                                         2,480
Service fees                                                       620
Professional fees                                                2,206
Custody and transaction fees                                     6,805
Directors' fees                                                  4,512
Qualification fees                                               1,481
Shareholder reporting expenses                                     810
Distribution fees                                                1,450
Insurance expense                                                  418
Other                                                               32
                                                              --------
                                                NET EXPENSES    20,814
                                                              --------
INVESTMENT LOSS--NET                                           (20,045)
                                                              --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                             (48,281)
  Change in unrealized appreciation of investments for the
   period                                                       44,120
                                                              --------
NET LOSS ON INVESTMENTS                                         (4,161)
                                                              --------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(24,206)
                                                              ========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED   YEAR ENDED
                                                                FEBRUARY 28,     AUGUST 31,
                                                              ----------------   -----------
                                                                    2002            2001
                                                              ----------------   -----------
DECREASE IN NET ASSETS FROM OPERATIONS
  Investment loss--net                                            $(20,045)       $ (40,699)
  Net realized loss on investments                                 (48,281)        (139,054)
  Change in unrealized appreciation (depreciation)                  44,120          (30,445)
                                                                  --------        ---------
  Net decrease in net assets resulting from operations             (24,206)        (210,198)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                             --               --
    Class B                                                             --               --
                                                                  --------        ---------
    Total distributions to shareholders                                 --               --
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                         82,024          454,124
    Class B                                                         33,031          222,862
                                                                  --------        ---------
    Total net capital share transactions                           115,055          676,986
                                                                  --------        ---------
TOTAL INCREASE                                                      90,849          466,788
NET ASSETS
  Beginning of Period                                              466,788               --
                                                                  --------        ---------
  End of Period                                                   $557,637        $ 466,788
                                                                  ========        =========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

SM&R ALGER SMALL-CAP FUND

                                                           CLASS A SHARES                        CLASS B SHARES
                                                   -------------------------------       -------------------------------
                                                    (UNAUDITED)                           (UNAUDITED)
                                                    SIX MONTHS                            SIX MONTHS
                                                       ENDED           YEAR ENDED            ENDED           YEAR ENDED
                                                   FEBRUARY 28,        AUGUST 31,        FEBRUARY 28,        AUGUST 31,
                                                   -------------       -----------       -------------       -----------
                                                       2002               2001               2002               2001
                                                   -------------       -----------       -------------       -----------
    Net Asset Value, Beginning of Period               $   5.54         $  10.00             $   5.65         $  10.00
    Investment loss--net                                  (0.60)           (0.55)               (0.53)           (0.37)
    Net realized and unrealized gain (loss) on
     investments                                           0.34            (3.91)                0.23            (3.98)
                                                       --------         --------             --------         --------
                 Total from Investment Operations         (0.26)           (4.46)               (0.30)           (4.35)
    Less distributions from
      Investment income--net                                 --               --                   --               --
                                                       --------         --------             --------         --------
                              Total Distributions          0.00             0.00                 0.00             0.00
                                                       --------         --------             --------         --------
    Net Asset Value, End of Period                     $   5.28         $   5.54             $   5.35         $   5.65
                                                       ========         ========             ========         ========
                                 Total Return (1)         (4.69%)**       (44.60%)              (5.31%)**       (43.50%)
                                                       ========         ========             ========         ========
    RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
    Net Assets, end of period                          $360,708         $295,132             $196,929         $171,656
    Ratio of expenses to average net assets                7.96 %*         11.53 %               9.07 %*         11.97 %
    Ratio of net investment loss to average net
     assets                                               (7.65)%*        (10.61)%              (8.77)%*        (11.25)%
    Portfolio turnover rate                              130.48 %         138.73 %             130.48 %         138.73 %

*   Ratios annualized

**  Returns are not annualized

(1) Does not include the effect of sales charge.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2002  (Unaudited)
--------------------------------------------------------------------------------
SM&R ALGER GROWTH FUND

COMMON STOCK                     SHARES      VALUE

AEROSPACE & DEFENSE--1.08%
General Dynamics Corporation         170   $   15,450

AUTOMOTIVE--1.10%
General Motors Corporation           300       15,840

BANKS--0.57%
PNC Financial Services Group         150        8,241

BEVERAGES--3.61%
Anheuser-Busch Companies,
 Incorporated                        570       28,985
PepsiCo, Incorporated                450       22,725
                                           ----------
                                               51,710

BIO TECHNOLOGY--2.36%
Amgen Incorporated*                  150        8,697
Genzyme Corporation-General
 Division*                           380       16,864
MedImmune, Incorporated*             200        8,246
                                           ----------
                                               33,807

BUSINESS SERVICES--0.87%
Siebel Systems, Incorporated*        450       12,492

COMMERCIAL SERVICES & SUPPLIES--7.05%
Cendant Corporation*                 750       13,057
Concord EFS, Incorporated*           500       15,015
eBay Incorporated*                   620       32,271
First Data Corporation               500       40,760
                                           ----------
                                              101,103

COMMUNICATION EQUIPMENT--2.53%
Cisco Systems, Incorporated*         800       11,416
Nokia Corporation ADR              1,200       24,924
                                           ----------
                                               36,340

COMPUTERS & PERIPHERALS--2.74%
Dell Computer Corporation*           625       15,431
Sun Microsystems,
 Incorporated*                     2,805       23,871
                                           ----------
                                               39,302

CONSUMER PRODUCTS--2.21%
NIKE, Incorporated (Class B)         250       14,715
Procter & Gamble Company
 (The)                               200       16,958
                                           ----------
                                               31,673

DEFENSE--1.18%
Lockheed Martin Corporation          300       16,923

DIVERSIFIED FINANCIALS--5.71%
Citigroup, Incorporated            1,080       48,870
J.P. Morgan Chase & Company          810       23,693
Merrill Lynch & Company,
 Incorporated                        195        9,350
                                           ----------
                                               81,913

FINANCE--0.69%
Capital One Financial
 Corporation                         200        9,854

COMMON STOCK                     SHARES      VALUE

FINANCIAL SERVICES--1.11%
Freddie Mac                          250   $   15,935

HEALTH CARE FACILITIES--5.46%
Baxter International
 Incorporated                        770       42,720
Medtronic, Incorporated              800       35,632
                                           ----------
                                               78,352

HEALTH CARE PROVIDER & SERVICES--2.81%
Cardinal Health, Incorporated        195       12,888
Tenet Healthcare Corporation*        475       27,431
                                           ----------
                                               40,319

INDUSTRIAL CONGLOMERATES--3.86%
General Electric Company             810       31,185
Tyco International LTD               830       24,153
                                           ----------
                                               55,338

INSURANCE--2.35%
American International Group,
 Incorporated                        325       24,040
Chubb Corporation (The)              100        7,514
Marsh & McLennan Companies,
 Incorporated                         20        2,111
                                           ----------
                                               33,665

LEISURE & ENTERTAINMENT--2.60%
Viacom Incorporated
 (Class B)*                          800       37,240

MEDIA--1.02%
AOL Time Warner Incorporated*        590       14,632

MULTILINE RETAIL--3.57%
Wal-Mart Stores, Incorporated        825       51,158

OIL & GAS--1.53%
ChevronTexaco Corporation            260       21,954

PHARMACEUTICALS--17.01%
Abbott Laboratories                  540       30,537
Allergan, Incorporated               100        6,484
American Home Products
 Corporation                         635       40,354
Immunex Corporation*               1,200       34,488
Johnson & Johnson                    600       36,540
King Pharmaceuticals,
 Incorporated*                       200        6,212
Merck & Company, Incorporated        250       15,332
Pfizer, Incorporated               1,230       50,381
Pharmacia Corporation                575       23,604
                                           ----------
                                              243,932

RETAILING--0.56%
Walgreen Company                     200        8,048

SOFTWARE--4.75%
Intuit Incorporated*                 445       16,861
Microsoft Corporation*               880       51,339
                                           ----------
                                               68,200

SCHEDULE OF INVESTMENTS  February 28, 2002  (Unaudited)
--------------------------------------------------------------------------------
SM&R ALGER GROWTH FUND, CONTINUED

COMMON STOCK                     SHARES      VALUE

SEMICONDUCTORS--10.46%
Altera Corporation*                  350   $    6,674
Analog Devices, Incorporated*        175        6,512
Intel Corporation                    665       19,006
Linear Technology Corporation        400       14,732
Maxim Integrated Products,
 Incorporated*                       400       18,304
Taiwan Semiconductor
 Manufacturing Company LTD*        1,700       27,625
Texas Instruments
 Incorporated                      1,400       41,090
Xilinx, Incorporated*                450       16,164
                                           ----------
                                              150,107

SPECIALTY RETAIL--3.37%
Home Depot, Incorporated
 (The)                               425       21,250
Lowe's Companies,
 Incorporated                        600       27,150
                                           ----------
                                               48,400
                                           ----------

              TOTAL COMMON STOCK--92.16%
                       (Cost $1,343,710)    1,321,928
                                           ----------
CASH EQUIVALENTS
SM&R Money Market Fund,
 1.27% (a)                       107,385      107,385
                                           ----------

           TOTAL CASH EQUIVALENTS--7.49%
                         (Cost $107,385)      107,385
                                           ----------

               TOTAL INVESTMENTS--99.65%
                       (Cost $1,451,095)    1,429,313
             CASH AND OTHER ASSETS, LESS
                      LIABILITIES--0.35%        5,087
                                           ----------
                     NET ASSETS--100.00%   $1,434,400
                                           ==========

ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

NOTES TO SCHEDULE OF INVESTMENTS
(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2002. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Growth Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
SM&R ALGER GROWTH FUND

ASSETS
Investment in securities, at value                            $  1,429,313
Prepaid expenses                                                    13,094
Receivable for:
  Capital stock sold                                                   484
  Dividends                                                            890
                                                              ------------
                                                TOTAL ASSETS     1,443,781
                                                              ------------
LIABILITIES
Accrued:
  Investment advisory fee                                              933
  Service fee                                                          274
  Distribution fee                                                   1,544
Other liabilities                                                    6,630
                                                              ------------
                                           TOTAL LIABILITIES         9,381
                                                              ------------
               NET ASSETS (applicable to shares outstanding)  $  1,434,400
                                                              ============
NET ASSETS:
Class A                                                       $    751,504
--------------------------------------------------------------------------
Class B                                                       $    682,896
--------------------------------------------------------------------------
  TOTAL NET ASSETS                                            $  1,434,400
                                                              ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                   100,000,000
  Outstanding                                                      126,976
--------------------------------------------------------------------------
Class B:
  Authorized                                                   100,000,000
  Outstanding                                                      116,772
--------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $       5.92
  Offering price per share: (Net Assets value of $5.92/95%)   $       6.23
--------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $       5.85
--------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  Six Months Ended February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
SM&R ALGER GROWTH FUND

INVESTMENT INCOME
Dividends                                                     $   4,880
Interest                                                          1,272
                                                              ---------
                                     TOTAL INVESTMENT INCOME      6,152
                                                              ---------
EXPENSES
Investment advisory fees                                          5,468
Service fees                                                      1,608
Professional fees                                                 2,019
Custody and transaction fees                                      4,422
Directors' fees                                                   4,482
Qualification fees                                                1,267
Shareholder reporting expenses                                    1,229
Distribution fees                                                 4,430
Insurance expense                                                   470
Other                                                                32
                                                              ---------
                                                NET EXPENSES     25,427
                                                              ---------
INVESTMENT LOSS--NET                                            (19,275)
                                                              ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                             (183,730)
  Change in unrealized appreciation of investments for the
   period                                                       103,162
                                                              ---------
NET LOSS ON INVESTMENTS                                         (80,568)
                                                              ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ (99,843)
                                                              =========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED   YEAR ENDED
                                                                FEBRUARY 28,     AUGUST 31,
                                                              ----------------   -----------
                                                                    2002            2001
                                                              ----------------   -----------
DECREASE IN NET ASSETS FROM OPERATIONS
  Investment loss--net                                           $  (19,275)     $  (29,525)
  Net realized loss on investments                                 (183,730)        (92,053)
  Change in unrealized appreciation (depreciation)                  103,162        (124,944)
                                                                 ----------      ----------
  Net decrease in net assets resulting from operations              (99,843)       (246,522)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                              --              --
    Class B                                                              --              --
                                                                 ----------      ----------
    Total distributions to shareholders                                  --              --
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                         195,359         792,850
    Class B                                                         273,264         519,292
                                                                 ----------      ----------
    Total net capital share transactions                            468,623       1,312,142
                                                                 ----------      ----------
TOTAL INCREASE                                                      368,780       1,065,620
NET ASSETS
  Beginning of Period                                             1,065,620              --
                                                                 ----------      ----------
  End of Period                                                  $1,434,400      $1,065,620
                                                                 ==========      ==========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

SM&R ALGER GROWTH FUND

                                                             CLASS A SHARES                        CLASS B SHARES
                                                     -------------------------------       -------------------------------
                                                      (UNAUDITED)                           (UNAUDITED)
                                                      SIX MONTHS                            SIX MONTHS
                                                         ENDED           YEAR ENDED            ENDED           YEAR ENDED
                                                     FEBRUARY 28,        AUGUST 31,        FEBRUARY 28,        AUGUST 31,
                                                     -------------       -----------       -------------       -----------
                                                         2002               2001               2002               2001
                                                     -------------       -----------       -------------       -----------
      Net Asset Value, Beginning of Period               $   6.38         $  10.00             $   6.31         $  10.00
      Investment loss--net                                  (0.23)           (0.21)               (0.17)           (0.13)
      Net realized and unrealized loss on
       investments                                          (0.23)           (3.41)               (0.29)           (3.56)
                                                         --------         --------             --------         --------
                   Total from Investment Operations         (0.46)           (3.62)               (0.46)           (3.69)
      Less distributions from
        Investment income--net                                 --               --                   --               --
                                                         --------         --------             --------         --------
                                Total Distributions          0.00             0.00                 0.00             0.00
                                                         --------         --------             --------         --------
      Net Asset Value, End of Period                     $   5.92         $   6.38             $   5.85         $   6.31
                                                         ========         ========             ========         ========
                                   Total Return (1)         (7.21)%**       (36.20)%              (7.29)%**       (36.90)%
                                                         ========         ========             ========         ========
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period                          $751,504         $608,836             $682,896         $456,784
      Ratio of expenses to average net assets                3.65 %*          5.52 %               4.27 %*          5.84 %
      Ratio of net investment loss to average net
       assets                                               (2.69)%*         (4.49)%              (3.32)%*         (4.91)%
      Portfolio turnover rate                               78.65 %          65.24 %              78.65 %          65.24 %

*   Ratios annualized

**  Returns are not annualized

(1) Does not include the effect of sales charge.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2002  (Unaudited)
--------------------------------------------------------------------------------
SM&R GROWTH FUND

COMMON STOCK                   SHARES        VALUE

AEROSPACE/DEFENSE--0.96%
Boeing Company                   28,000   $  1,286,880

AUTO & TRUCK MANUFACTURERS--1.06%
Ford Motor Company               43,354        645,108
General Motors Corporation       14,700        776,160
                                          ------------
                                             1,421,268

BANKS--5.71%
Bank of America Corporation      40,000      2,558,000
PNC Financial Services
 Group                           30,000      1,648,200
U.S. Bancorp                     76,785      1,600,967
Wells Fargo Company              40,000      1,876,000
                                          ------------
                                             7,683,167

BEVERAGES--2.68%
Anheuser-Busch Companies,
 Incorporated                    19,000        966,150
Coca-Cola Company                34,300      1,625,477
PepsiCo, Incorporated            20,000      1,010,000
                                          ------------
                                             3,601,627

BIO/SPECIALTY PHARMACEUTICALS--2.19%
Amgen Incorporated*              17,900      1,037,842
Enzon, Incorporated*             28,400      1,246,760
Genentech, Incorporated*         14,000        660,800
                                          ------------
                                             2,945,402

COAL, GAS & PIPE--0.08%
Fording Incorporated              5,942        106,897

COMMUNICATION EQUIPMENT--1.37%
Brocade Communications
 Systems, Incorporated*          63,800      1,401,686
CIENA Corporation*               57,500        446,200
                                          ------------
                                             1,847,886

COMPUTER-INTERNET--2.25%
Cisco Systems,
 Incorporated*                  167,300      2,387,371
Siebel Systems,
 Incorporated*                   22,900        635,704
                                          ------------
                                             3,023,075

COMPUTER RELATED--2.05%
EMC Corporation*                 90,000        981,000
Juniper Networks,
 Incorporated*                   50,100        466,932
Sun Microsystems,
 Incorporated*                  154,400      1,313,944
                                          ------------
                                             2,761,876

COMMON STOCK                   SHARES        VALUE

COMPUTER SOFTWARE/SERVICES--8.64%
Check Point Software
 Technologies LTD*               16,900   $    471,848
Emulex Corporation*              67,100      2,178,066
Exodus Communications,
 Incorporated*                   49,000          1,372
Inktomi Corporation*            128,700        562,419
McDATA Corporation
 (Class A)*                       3,312         52,197
McDATA Corporation
 (Class B)*                      29,900        478,400
Microsoft Corporation*           61,100      3,564,574
Oracle Corporation*              18,800        312,456
PeopleSoft, Incorporated*        17,700        514,539
Peregrine Systems,
 Incorporated*                   28,900        260,100
VERITAS Software
 Corporation*                    90,850      3,224,267
                                          ------------
                                            11,620,238

CONTAINERS--0.61%
Pactiv Corporation*              43,000        818,290

DRUGS--2.76%
Merck & Company,
 Incorporated                    26,700      1,637,511
Pfizer, Incorporated             29,900      1,224,704
Pharmacia Corporation            20,600        845,630
                                          ------------
                                             3,707,845

ELECTRIC POWER--0.29%
Mirant Corporation*              45,500        394,940

ELECTRICAL EQUIPMENT--4.03%
American Power Conversion
 Corporation*                    48,500        634,865
General Electric Company         77,200      2,972,200
Honeywell International
 Incorporated                    47,700      1,818,324
                                          ------------
                                             5,425,389

ELECTRONICS--0.16%
PMC-Sierra, Incorporated*        15,100        220,611

ENERGY-MISCELLANEOUS--0.37%
NRG Energy, Incorporated*        43,000        497,940

EXPLORATION/DRILLING--1.32%
GlobalSantaFe Corporation        21,280        588,392
Unocal Corporation               33,000      1,185,690
                                          ------------
                                             1,774,082

FINANCIAL SERVICES--7.94%
Citigroup, Incorporated         109,300      4,945,825
Countrywide Credit
 Industries, Incorporated        44,000      1,806,200
H & R Block, Incorporated        16,400        827,380
J.P. Morgan Chase & Company      55,500      1,623,375
Morgan Stanley Dean
 Witter & Company                30,000      1,473,600
                                          ------------
                                            10,676,380

SCHEDULE OF INVESTMENTS  February 28, 2002  (Unaudited)
--------------------------------------------------------------------------------
SM&R GROWTH FUND, CONTINUED

COMMON STOCK                   SHARES        VALUE

FOOD PRODUCERS--3.37%
ConAgra, Incorporated            87,600   $  2,050,716
McCormick & Company,
 Incorporated                    29,000      1,421,000
Sensient Technologies
 Corporation                     50,000      1,064,500
                                          ------------
                                             4,536,216

FOOD RETAILERS--2.76%
Kroger Company (The)*            48,900      1,083,135
Safeway, Incorporated*           25,000      1,074,500
SUPERVALU Incorporated           27,800        721,410
SYSCO Corporation                28,100        830,917
                                          ------------
                                             3,709,962

HOUSEHOLD PRODUCTS/HOUSEWARES--1.95%
Kimberly-Clark Corporation       14,800        926,480
Procter & Gamble Company
 (The)                           20,000      1,695,800
                                          ------------
                                             2,622,280

INSURANCE COMPANIES--2.94%
American International
 Group, Incorporated             23,160      1,713,145
Brown & Brown, Incorporated      24,400        853,268
CIGNA Corporation                15,500      1,390,350
                                          ------------
                                             3,956,763

LEISURE TIME/GAMING--0.72%
Alliance Gaming
 Corporation*                    29,900        966,966

LODGING/HOTELS--0.17%
Fairmont Hotels & Resorts
 Incorporated                     8,950        228,136

MACHINERY/EQUIPMENT--2.47%
Caterpillar Incorporated         30,200      1,676,402
Ingersoll-Rand Company
 (Class A)                       18,200        910,000
Kennametal Incorporated          18,900        730,296
                                          ------------
                                             3,316,698

MANUFACTURING-DIVERSIFIED--1.65%
Danaher Corporation              12,200        820,206
Minnesota Mining and
 Manufacturing Company           11,900      1,403,367
                                          ------------
                                             2,223,573

MANUFACTURING-SPECIALTY--0.57%
Harley-Davidson,
 Incorporated                    15,000        768,900

MEDIA-TV/RADIO/CABLE--1.91%
AOL Time Warner
 Incorporated*                   58,700      1,455,760
Comcast Corporation
 (Special Class A)*              21,100        714,657
Cox Communications,
 Incorporated (Class A)*         10,700        394,295
                                          ------------
                                             2,564,712

COMMON STOCK                   SHARES        VALUE

MEDICAL PRODUCTS/SUPPLIES--2.09%
Beckman Coulter,
 Incorporated                    36,000   $  1,716,120
Medtronic, Incorporated          21,400        953,156
Zimmer Holdings,
 Incorporated*                    3,740        133,742
                                          ------------
                                             2,803,018

MEDICAL SERVICES--6.68%
American Home Products
 Corporation                     42,700      2,713,585
Bristol-Myers Squibb
 Company                         37,400      1,757,800
Johnson & Johnson                60,000      3,654,000
Tenet Healthcare
 Corporation*                    14,800        854,700
                                          ------------
                                             8,980,085

OIL INTERNATIONAL--2.31%
ChevronTexaco Corporation        14,300      1,207,492
PanCanadian Energy
 Corporation                     24,487        709,633
Royal Dutch Petroleum
 Company ADR                     23,100      1,186,647
                                          ------------
                                             3,103,772

OIL SERVICES--1.22%
Schlumberger Limited             13,100        762,551
Tidewater, Incorporated          17,000        662,660
Transocean Sedco Forex
 Incorporated                     7,500        210,075
                                          ------------
                                             1,635,286

PROFESSIONAL SERVICE--0.50%
Automatic Data Processing,
 Incorporated                    12,700        669,417

RETAIL-GENERAL--3.73%
Kohl's Corporation*              19,100      1,292,497
Wal-Mart Stores,
 Incorporated                    60,000      3,720,600
                                          ------------
                                             5,013,097

RETAIL-SPECIALTY--0.54%
O'Reilly Automotive,
 Incorporated*                   21,900        723,795

SEMICONDUCTORS--3.55%
Broadcom Corporation
 (Class A)*                      14,700        450,555
Conexant Systems,
 Incorporated*                   41,300        422,912
Intel Corporation                52,000      1,486,160
QLogic Corporation*              43,100      1,605,475
Vitesse Semiconductor
 Corporation*                    21,500        150,930
Xilinx, Incorporated*            18,300        657,336
                                          ------------
                                             4,773,368

SPECIALTY PRINTING/SERVICES--0.66%
Deluxe Corporation               18,800        891,120

SCHEDULE OF INVESTMENTS  February 28, 2002  (Unaudited)
--------------------------------------------------------------------------------
SM&R GROWTH FUND, CONTINUED

COMMON STOCK                   SHARES        VALUE

TELECOM-CELLULAR--0.36%
A T & T Wireless Services
 Incorporated*                   43,977   $    443,728
Nextel Communications,
 Incorporated (Class A)*          9,000         44,910
                                          ------------
                                               488,638

TELEPHONE--2.33%
A T & T Corporation              67,660      1,051,436
Alltel Corporation               23,500      1,307,775
Qwest Communications
 International
 Incorporated*                   88,826        772,786
                                          ------------
                                             3,131,997

UTILITY-MISCELLANEOUS--0.66%
Calpine Corporation*            120,400        884,940

WHOLESALERS--0.65%
W.W. Grainger, Incorporated      14,700        871,269
                                          ------------

             TOTAL COMMON STOCK--88.26%
                    (Cost $111,181,535)    118,677,801
                                          ------------
CASH EQUIVALENTS
SM&R Money Market Fund,
 1.27% (a)                          811            811
                                          ------------
          TOTAL CASH EQUIVALENTS--0.00%
                            (Cost $811)            811
                                          ------------

                                FACE
COMMERCIAL PAPER               AMOUNT        VALUE

COMPUTER RELATED--2.75%
Compaq Computer
 Corporation, 2.25%,
 03/05/02                    $3,700,000      3,699,075

ELECTRIC POWER--5.86%
Arizona Public Service
 Company, 2.15%, 03/08/02     5,135,000      5,132,853
Duquesne Light Company,
 2.25%, 03/04/02              1,987,000      1,986,627
Houston Industries
 FinanceCo L.P., 3.20%,
 03/01/02                       753,000        753,000
                                          ------------
                                             7,872,480

OIL SERVICES--3.00%
UOP, 2.20%, 03/06/02          4,038,000      4,036,766
                                          ------------
         TOTAL COMMERCIAL PAPER--11.61%
                     (Cost $15,608,321)     15,608,321
                                          ------------
              TOTAL INVESTMENTS--99.87%
                    (Cost $126,790,667)    134,286,933
            CASH AND OTHER ASSETS, LESS
                     LIABILITIES--0.13%        173,905
                                          ------------
                    NET ASSETS--100.00%   $134,460,838
                                          ============

ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

NOTE TO SCHEDULE OF INVESTMENTS
(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2002. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Growth Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
SM&R GROWTH FUND

ASSETS
Investments in securities, at value                           $134,286,933
Prepaid expenses                                                    39,206
Receivable for:
  Capital stock sold                                                41,071
  Dividends                                                        179,408
  Expense reimbursement                                                381
Other assets                                                        93,341
                                                              ------------
                                                TOTAL ASSETS   134,640,340
                                                              ------------
LIABILITIES
Capital stock reacquired                                            60,484
Accrued:
  Investment advisory fee                                           75,140
  Service fee                                                       24,812
  Distribution fee                                                   6,157
Other liabilities                                                   12,909
                                                              ------------
                                           TOTAL LIABILITIES       179,502
                                                              ------------
               NET ASSETS (applicable to shares outstanding)  $134,460,838
                                                              ============
NET ASSETS:
Class A                                                       $  5,821,112
--------------------------------------------------------------------------
Class B                                                       $  2,962,950
--------------------------------------------------------------------------
Class T                                                       $125,676,776
--------------------------------------------------------------------------
  TOTAL NET ASSETS:                                           $134,460,838
                                                              ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                    50,000,000
  Outstanding                                                    1,524,262
--------------------------------------------------------------------------
Class B:
  Authorized                                                    25,000,000
  Outstanding                                                      785,915
--------------------------------------------------------------------------
Class T:
  Authorized                                                    95,000,000
  Outstanding                                                   32,288,843
--------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $       3.82
  Offering price per share: (Net Assets value of
   $3.82/95.00%)                                              $       4.02
--------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $       3.77
--------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share              $       3.89
  Offering price per share: (Net Assets value of
   $3.89/94.25%)                                              $       4.13
--------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  Six Months Ended February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
SM&R GROWTH FUND

INVESTMENT INCOME
Dividends                                                     $    774,213
Interest                                                           213,963
                                                              ------------
                                     TOTAL INVESTMENT INCOME       988,176
                                                              ------------
EXPENSES
Investment advisory fees                                           503,280
Service fees                                                       166,009
Professional fees                                                    7,019
Custodian and transactions fees                                     31,382
Directors' fees                                                      4,482
Qualification fees                                                  18,019
Shareholder reporting expenses                                      14,664
Insurance expenses                                                  17,813
Distribution fees                                                   18,511
Other                                                                   30
                                                              ------------
                                              TOTAL EXPENSES       781,209
                                    LESS EXPENSES REIMBURSED          (748)
                                                              ------------
                                                NET EXPENSES       780,461
                                                              ------------
INVESTMENT INCOME--NET                                             207,715
                                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                             (10,541,417)
  Change in unrealized depreciation of investments for the
   period                                                       (1,739,007)
                                                              ------------
NET LOSS ON INVESTMENTS                                        (12,280,424)
                                                              ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(12,072,709)
                                                              ============

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED   EIGHT MONTHS ENDED    YEAR ENDED
                                                                FEBRUARY 28,         AUGUST 31,       DECEMBER 31,
                                                              ----------------   ------------------   -------------
                                                                    2002                2001              2000
                                                              ----------------   ------------------   -------------
DECREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                        $    207,715        $    328,784      $    986,765
  Net realized gain (loss) on investments                        (10,541,417)          8,736,583        14,558,315
  Change in unrealized depreciation                               (1,739,007)        (57,413,804)      (34,455,299)
                                                                ------------        ------------      ------------
  Net decrease in net assets resulting from operations           (12,072,709)        (48,348,437)      (18,910,219)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                           (2,225)                 --           (10,454)
    Class B                                                               --                  --                --
    Class T                                                         (202,820)           (235,830)       (1,042,514)
  Capital gains
    Class A                                                               --                  --          (631,348)
    Class B                                                               --                  --          (311,450)
    Class T                                                               --                  --       (18,212,472)
                                                                ------------        ------------      ------------
    Total distributions to shareholders                             (205,045)           (235,830)      (20,208,238)
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                          315,393           1,040,270         4,185,521
    Class B                                                          400,789             303,405         2,428,766
    Class T                                                       (3,304,844)         (7,820,091)        1,231,804
                                                                ------------        ------------      ------------
    Total net capital share transactions                          (2,588,662)         (6,476,416)        7,846,091
                                                                ------------        ------------      ------------
TOTAL DECREASE                                                   (14,866,416)        (55,060,683)      (31,272,366)
NET ASSETS
  Beginning of period                                            149,327,254         204,387,937       235,660,303
                                                                ------------        ------------      ------------
  End of period                                                 $134,460,838        $149,327,254      $204,387,937
                                                                ============        ============      ============

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

SM&R GROWTH FUND

                                                                           CLASS T SHARES
                                   ----------------------------------------------------------------------------------------------
                                    (UNAUDITED)
                                    SIX MONTHS     EIGHT MONTHS
                                       ENDED           ENDED
                                   FEBRUARY 28,     AUGUST 31,                        YEAR ENDED DECEMBER 31,
                                   -------------   -------------   --------------------------------------------------------------
                                       2002            2001           2000         1999         1998         1997         1996
                                   -------------   -------------   ----------   ----------   ----------   ----------   ----------
      Net Asset Value, Beginning
       of Period                   $   4.25        $   5.60        $   6.77     $   5.69     $   5.24     $   4.95     $   4.39
      Investment income--net           0.01            0.01            0.03         0.03         0.04         0.06         0.05
      Net realized and unrealized
       gain (loss) on investments     (0.36)          (1.35)          (0.65)        1.35         0.85         1.03         0.73
                                   --------        --------        --------     --------     --------     --------     --------
            Total from Investment
                       Operations     (0.35)          (1.34)          (0.62)        1.38         0.89         1.09         0.78
      Less distributions from
         Investment income--net       (0.01)          (0.01)          (0.03)       (0.03)       (0.04)       (0.06)       (0.05)
         Capital gains                   --              --           (0.52)       (0.27)       (0.40)       (0.74)       (0.17)
                                   --------        --------        --------     --------     --------     --------     --------
              Total Distributions     (0.01)          (0.01)          (0.55)       (0.30)       (0.44)       (0.80)       (0.22)
                                   --------        --------        --------     --------     --------     --------     --------
      Net Asset Value, End of
       Period                      $   3.89        $   4.25        $   5.60     $   6.77     $   5.69     $   5.24     $   4.95
                                   ========        ========        ========     ========     ========     ========     ========
                 Total Return (1)     (8.33)%**      (23.99)%**       (8.25)%      24.49 %      18.35 %      22.24 %      17.64 %
                                   ========        ========        ========     ========     ========     ========     ========
      RATIOS (IN
       PERCENTAGES)/SUPPLEMENTAL
       DATA
      Net Assets, end of period
       (000's omitted)             $125,677        $140,530        $194,150     $230,203     $203,109     $178,344     $152,758
      Ratio of expenses to
       average net assets              1.07 %*         1.08 %*         0.81 %       0.87 %       0.85 %       0.96 %       1.15 %
      Ratio of net investment
       income to average net
       assets                          0.33 %*         0.31 %*         0.47 %       0.44 %       0.69 %       1.03 %       1.02 %
      Portfolio turnover rate         20.02 %         18.28 %         19.68 %      16.13 %      27.31 %      46.79 %      18.72 %

                                                     CLASS A SHARES                                CLASS B SHARES
                               -----------------------------------------------------------   ---------------------------
                                (UNAUDITED)       EIGHT                       PERIOD FROM     (UNAUDITED)       EIGHT
                                SIX MONTHS       MONTHS                       JANUARY 1,      SIX MONTHS       MONTHS
                                   ENDED          ENDED       YEAR ENDED        1999 TO          ENDED          ENDED
                               FEBRUARY 28,    AUGUST 31,    DECEMBER 31,    DECEMBER 31,    FEBRUARY 28,    AUGUST 31,
                               -------------   -----------   -------------   -------------   -------------   -----------
                                   2002           2001           2000            1999            2002           2001
                               -------------   -----------   -------------   -------------   -------------   -----------
      Net Asset Value,
       Beginning of Period      $ 4.18         $ 5.55           $ 6.73          $ 5.69        $ 4.13         $ 5.47
      Investment income--net     (0.01)            --             0.01            0.01         (0.01)         (0.02)
      Net realized and
       unrealized gain (loss)
       on investments            (0.35)         (1.37)           (0.66)           1.30         (0.35)         (1.32)
                                ------         ------           ------          ------        ------         ------
        Total from Investment
                   Operations    (0.36)         (1.37)           (0.65)           1.31         (0.36)         (1.34)
      Less distributions from
         Investment
         income--net                --             --            (0.01)             --            --             --
         Capital gains              --             --            (0.52)          (0.27)           --             --
                                ------         ------           ------          ------        ------         ------
          Total Distributions     0.00           0.00            (0.53)          (0.27)         0.00           0.00
                                ------         ------           ------          ------        ------         ------
      Net Asset Value, End of
       Period                   $ 3.82         $ 4.18           $ 5.55          $ 6.73        $ 3.77         $ 4.13
                                ======         ======           ======          ======        ======         ======
             Total Return (1)    (8.58)%**     (24.68)%**        (8.76)%         23.45 %       (8.72)%**     (24.50)%**
                                ======         ======           ======          ======        ======         ======
      RATIOS (IN
       PERCENTAGES)/
       SUPPLEMENTAL DATA
      Net Assets, end of
       period (000's omitted)   $5,821         $5,971           $6,856          $3,776        $2,963         $2,826
      Ratio of expenses with
       reimbursement to
       average net assets         1.45 %*        1.50 %*          1.30 %          1.51 %        2.00 %*        2.00 %*
      Ratio of expenses
       without reimbursement
       to average net assets      1.45 %*        1.50 %*          1.30 %          1.51 %        2.06 %*        2.00 %*
      Ratio of net investment
       income to average net
       assets                    (0.04)%*       (0.13)%*         (0.02)%         (0.19)%       (0.60)%*       (0.78)%*
      Portfolio turnover rate    20.02 %        18.28 %          19.68 %         16.13 %       20.02 %        18.28 %

                                      CLASS B SHARES
                               -----------------------------
                                                PERIOD FROM
                                                JANUARY 1,
                                YEAR ENDED        1999 TO
                               DECEMBER 31,    DECEMBER 31,
                               -------------   -------------
                                   2000            1999
                               -------------   -------------
      Net Asset Value,
       Beginning of Period        $ 6.66          $ 5.69
      Investment income--net       (0.02)             --
      Net realized and
       unrealized gain (loss)
       on investments              (0.65)           1.24
                                  ------          ------
        Total from Investment
                   Operations      (0.67)           1.24
      Less distributions from
         Investment
         income--net                  --              --
         Capital gains             (0.52)          (0.27)
                                  ------          ------
          Total Distributions      (0.52)          (0.27)
                                  ------          ------
      Net Asset Value, End of
       Period                     $ 5.47          $ 6.66
                                  ======          ======
             Total Return (1)      (9.17)%         22.04 %
                                  ======          ======
      RATIOS (IN
       PERCENTAGES)/
       SUPPLEMENTAL DATA
      Net Assets, end of
       period (000's omitted)     $3,382          $1,547
      Ratio of expenses with
       reimbursement to
       average net assets           1.89 %          2.01 %
      Ratio of expenses
       without reimbursement
       to average net assets        1.89 %          2.01 %
      Ratio of net investment
       income to average net
       assets                      (0.66)%         (0.69)%
      Portfolio turnover rate      19.68 %         16.13 %

*    Ratios annualized

**   Returns are not annualized

(1)  Does not include the effect of sales charge

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
SM&R EQUITY INCOME FUND

COMMON STOCK                   SHARES        VALUE

AEROSPACE/DEFENSE--0.61%
Boeing Company                   18,600   $    854,856

AUTO & TRUCK MANUFACTURERS--2.00%
Ford Motor Company               88,074      1,310,541
General Motors Corporation       28,000      1,478,400
                                          ------------
                                             2,788,941

BANKS--6.44%
Bank of America
 Corporation                     60,000      3,837,000
PNC Financial Services
 Group                           33,400      1,834,996
U.S. Bancorp                     67,500      1,407,375
Wells Fargo Company              40,500      1,899,450
                                          ------------
                                             8,978,821

BEVERAGES--2.56%
Anheuser-Busch Companies,
 Incorporated                    18,500        940,725
Coca-Cola Company                35,600      1,687,084
PepsiCo, Incorporated            18,600        939,300
                                          ------------
                                             3,567,109

BIO/SPECIALTY PHARMACEUTICALS--0.60%
Amgen Incorporated*              14,400        834,912

CHEMICALS--1.03%
Dow Chemical Company (The)       20,100        628,728
E.I. Du Pont de Nemours
 and Company                     17,200        805,648
                                          ------------
                                             1,434,376

COMPUTER-INTERNET--0.81%
Cisco Systems,
 Incorporated*                   79,200      1,130,184

COMPUTER RELATED--1.52%
EMC Corporation*                 37,000        403,300
International Business
 Machines Corporation            11,100      1,089,132
Sun Microsystems,
 Incorporated*                   73,200        622,932
                                          ------------
                                             2,115,364

COMPUTER SOFTWARE/SERVICES--2.78%
Microsoft Corporation*           66,500      3,879,610

COSMETICS/TOILETRIES--0.72%
Gillette Company (The)           29,200        998,348

DRUG STORES--0.30%
CVS Corporation                  15,100        412,532

COMMON STOCK                   SHARES        VALUE

DRUGS--6.76%
Allergan, Incorporated            9,500   $    615,980
Merck & Company,
 Incorporated                    33,300      2,042,289
Pfizer, Incorporated            107,100      4,386,816
Pharmacia Corporation            16,700        685,535
Schering-Plough
 Corporation                     26,100        900,189
Watson Pharmaceuticals,
 Incorporated*                   27,000        790,560
                                          ------------
                                             9,421,369

ELECTRIC POWER--2.57%
Allegheny Energy,
 Incorporated                    19,100        660,287
Ameren Corporation               15,200        621,224
Constellation Energy Group       26,300        759,544
DTE Energy Company               24,400      1,010,648
Reliant Energy,
 Incorporated                    25,600        532,480
                                          ------------
                                             3,584,183

ELECTRICAL EQUIPMENT--3.11%
General Electric Company         77,500      2,983,750
Honeywell International
 Incoporated                     35,500      1,353,260
                                          ------------
                                             4,337,010

EXPLORATION/DRILLING--1.02%
Anadarko Petroleum
 Corporation                     27,300      1,422,330

FINANCIAL SERVICES--7.06%
Citigroup, Incorporated         102,400      4,633,600
H & R Block, Incorporated        17,500        882,875
J.P. Morgan Chase &
 Company                         70,850      2,072,363
Morgan Stanley Dean
 Witter & Company                45,800      2,249,696
                                          ------------
                                             9,838,534

FOODS PRODUCERS--3.22%
ConAgra, Incorporated            80,000      1,872,800
H.J. Heinz Company               19,000        774,630
McCormick & Company,
 Incorporated                    19,450        953,050
Sensient Technologies
 Corporation                     41,500        883,535
                                          ------------
                                             4,484,015

FOODS RETAILERS--1.94%
Kroger Company (The)*            45,800      1,014,470
Safeway, Incorporated*           24,000      1,031,520
SUPERVALU Incorporated           25,600        664,320
                                          ------------
                                             2,710,310

FURNITURE/APPLIANCES/TOOLS--1.08%
Whirlpool Corporation            20,000      1,502,000

SCHEDULE OF INVESTMENTS  February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
SM&R EQUITY INCOME FUND, CONTINUED

COMMON STOCK                   SHARES        VALUE

HOUSEHOLD PRODUCTS/HOUSEWARES--3.53%
Black & Decker Corporation       40,000   $  1,940,000
Kimberly-Clark Corporation       13,600        851,360
Procter & Gamble Company
 (The)                           25,200      2,136,708
                                          ------------
                                             4,928,068

INSURANCE COMPANIES--2.63%
American International
 Group, Incorporated             33,100      2,448,407
CIGNA Corporation                13,600      1,219,920
                                          ------------
                                             3,668,327

LEISURE TIME/GAMING--1.22%
Brunswick Corporation            63,200      1,705,768

MACHINERY/EQUIPMENT--1.68%
Caterpillar Incorporated         15,300        849,303
Deere & Company                  11,500        551,195
Ingersoll-Rand Company
 (Class A)                       18,900        945,000
                                          ------------
                                             2,345,498

MANUFACTURING-DIVERSIFIED--1.27%
Danaher Corporation              12,500        840,375
Minnesota Mining and
 Manufacturing Company            7,900        931,647
                                          ------------
                                             1,772,022

MEDIA-TV/RADIO/CABLE--2.62%
AOL Time Warner
 Incorporated*                   62,100      1,540,080
Comcast Corporation
 (Special Class A)*              20,000        677,400
Cox Communications,
 Incorporated (Class A)*          9,700        357,445
Viacom Incorporated
 (Class B)*                      23,300      1,084,615
                                          ------------
                                             3,659,540

MEDICAL PRODUCTS/SUPPLIES--1.65%
Beckman Coulter,
 Incorporated                    45,600      2,173,752
Zimmer Holdings,
 Incorporated*                    3,760        134,458
                                          ------------
                                             2,308,210

MEDICAL SERVICES--5.34%
American Home Products
 Corporation                     38,600      2,453,030
Bristol-Myers Squibb
 Company                         37,600      1,767,200
Health Management
 Associates, Incorporated
 (Class A)*                      22,700        400,655
Johnson & Johnson                39,200      2,387,280
Tenet Healthcare
 Corporation*                     7,700        444,675
                                          ------------
                                             7,452,840

METALS & MINING--0.54%
Alcoa Incorporated               20,200        758,914

COMMON STOCK                   SHARES        VALUE

OIL INTERNATIONAL--6.51%
BP Amoco PLC ADR                 23,610   $  1,169,875
ChevronTexaco Corporation        33,460      2,825,362
Exxon Mobil Corporation          80,000      3,304,000
Royal Dutch Petroleum
 Company ADR                     34,500      1,772,265
                                          ------------
                                             9,071,502

OIL SERVICES--1.76%
Schlumberger Limited             20,000      1,164,200
Tidewater, Incorporated          33,200      1,294,136
                                          ------------
                                             2,458,336

PAPER/FOREST PRODUCTS--1.49%
International Paper
 Company                          7,300        319,375
Plum Creek Timber Company,
 Incorporated                    41,500      1,284,425
Weyerhaeuser Company              7,600        469,832
                                          ------------
                                             2,073,632

REAL ESTATE/REITS--4.13%
CenterPoint Properties
 Corporation                     44,500      2,267,275
Health Care Property
 Investors, Incorporated         35,700      1,349,460
Public Storage,
 Incorporated                    30,500      1,121,180
Weingarten Realty
 Investors                       20,600      1,015,580
                                          ------------
                                             5,753,495

RETAIL-GENERAL--3.52%
Federated Department
 Stores, Incorporated*           33,700      1,412,367
Wal-Mart Stores,
 Incorporated                    56,300      3,491,163
                                          ------------
                                             4,903,530

RETAIL-SPECIALTY--0.42%
Lowe's Companies,
 Incorporated                    13,000        588,250

SEMICONDUCTORS--1.67%
Intel Corporation                81,600      2,332,128

SPECIALTY PRINTING/SERVICES--1.51%
Banta Corporation                63,000      2,102,940

TELEPHONE--3.35%
A T & T Corporation              72,200      1,121,988
Alltel Corporation               38,250      2,128,612
Verizon Communications           30,500      1,427,400
                                          ------------
                                             4,678,000

TOBACCO--2.32%
Philip Morris Companies
 Incorporated                    29,200      1,537,672
R.J. Reynolds Tobacco
 Holdings, Incorporated          25,949      1,703,552
                                          ------------
                                             3,241,224

SCHEDULE OF INVESTMENTS  February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
SM&R EQUITY INCOME FUND, CONTINUED

COMMON STOCK                   SHARES        VALUE

TRUCKING & SHIPPING--0.88%
USFreightways Corporation        34,000   $  1,224,000

WHOLESALERS--0.65%
W.W. Grainger,
 Incorporated                    15,300        906,831
                                          ------------

             TOTAL COMMON STOCK--94.82%
                    (Cost $117,897,151)    132,227,859
                                          ------------
CASH EQUIVALENTS
SM&R Money Market Fund,
 1.27%(a)                         9,151          9,151
                                          ------------

          TOTAL CASH EQUIVALENTS--0.01%
                          (Cost $9,151)          9,151
                                          ------------
                                FACE
COMMERCIAL PAPER               AMOUNT

COMPUTER RELATED--1.86%
Compaq Computer
 Corporation, 2.25%,
 03/05/02                    $2,587,000      2,586,353

ELECTRIC POWER--3.12%
Duquesne Light Company,
 2.25%, 03/04/02              2,400,000      2,399,550
Houston Industries
 FinanceCo L.P., 3.20%,
 03/01/02                     1,956,000      1,956,000
                                          ------------
                                             4,355,550
                                          ------------
          TOTAL COMMERCIAL PAPER--4.98%
                      (Cost $6,941,903)      6,941,903
                                          ------------
              TOTAL INVESTMENTS--99.81%
                    (Cost $124,848,205)    139,178,913

            CASH AND OTHER ASSETS, LESS
                     LIABILITIES--0.19%        268,293
                                          ------------
                    NET ASSETS--100.00%   $139,447,206
                                          ============

ABBREVIATIONS
ADR--American Depository Receipt
REIT--Real Estate Investment Trust
*--Non-income producing securities

NOTE TO SCHEDULE OF INVESTMENTS
(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2002. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Equity Income Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
SM&R EQUITY INCOME FUND

ASSETS
Investments in securities, at value                           $139,178,913
Prepaid expenses                                                    34,172
Receivable for:
  Capital stock sold                                                45,284
  Dividends                                                        273,921
Other assets                                                        62,725
                                                              ------------
                                                TOTAL ASSETS   139,595,015
                                                              ------------
LIABILITIES
Capital stock reacquired                                             4,199
Accrued:
  Investment advisory fee                                           75,488
  Service fee                                                       24,923
  Distribution fee                                                   9,809
Other liabilities                                                   33,390
                                                              ------------
                                           TOTAL LIABILITIES       147,809
                                                              ------------
               NET ASSETS (applicable to shares outstanding)  $139,447,206
                                                              ============
NET ASSETS:
Class A                                                       $  6,244,361
--------------------------------------------------------------------------
Class B                                                       $  6,124,407
--------------------------------------------------------------------------
Class T                                                       $127,078,438
--------------------------------------------------------------------------
  TOTAL NET ASSETS:                                           $139,447,206
                                                              ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                    50,000,000
  Outstanding                                                      287,422
--------------------------------------------------------------------------
Class B:
  Authorized                                                    25,000,000
  Outstanding                                                      288,576
--------------------------------------------------------------------------
Class T:
  Authorized                                                    75,000,000
  Outstanding                                                    5,707,838
--------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $      21.73
  Offering price per share: (Net Assets value of
   $21.73/95.00%)                                             $      22.87
--------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $      21.22
--------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share              $      22.26
  Offering price per share: (Net Assets value of
   $22.26/94.25%)                                             $      23.62
--------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  Six Months Ended February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
SM&R EQUITY INCOME FUND

INVESTMENT INCOME
Dividends                                                     $ 1,629,887
Interest                                                          103,025
                                                              -----------
                                     TOTAL INVESTMENT INCOME    1,732,912
                                                              -----------
EXPENSES
Investment advisory fees                                          496,739
Service fees                                                      163,915
Professional fees                                                   6,519
Custodian and transactions fees                                    30,309
Directors' fees                                                     4,482
Qualification fees                                                  8,313
Shareholder reporting expenses                                     14,793
Insurance expenses                                                 18,223
Distribution fees                                                  29,118
Other                                                                  29
                                                              -----------
                                                NET EXPENSES      772,440
                                                              -----------
INVESTMENT INCOME--NET                                            960,472
                                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                              1,144,887
  Change in unrealized depreciation of investments for the
   period                                                      (7,558,527)
                                                              -----------
NET LOSS ON INVESTMENTS                                        (6,413,640)
                                                              -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(5,453,168)
                                                              ===========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED   EIGHT MONTHS ENDED    YEAR ENDED
                                                                FEBRUARY 28,         AUGUST 31,       DECEMBER 31,
                                                              ----------------   ------------------   -------------
                                                                    2002                2001              2000
                                                              ----------------   ------------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                        $    960,472        $  1,481,985      $  2,989,625
  Net realized gain on investments                                 1,144,887           8,861,434         3,180,858
  Change in unrealized appreciation (depreciation)                (7,558,527)        (25,693,395)        8,015,248
                                                                ------------        ------------      ------------
  Net increase (decrease) in net assets resulting from
   operations                                                     (5,453,168)        (15,349,976)       14,185,731
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                          (44,401)            (36,280)          (84,347)
    Class B                                                          (34,116)            (18,062)          (57,016)
    Class T                                                       (1,032,649)         (1,020,686)       (2,957,638)
  Capital gains
    Class A                                                               --                  --          (280,726)
    Class B                                                               --                  --          (262,678)
    Class T                                                               --                  --        (7,781,154)
                                                                ------------        ------------      ------------
    Total distributions to shareholders                           (1,111,166)         (1,075,028)      (11,423,559)
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                          191,630           1,294,891           464,685
    Class B                                                          685,476             929,329           919,027
    Class T                                                       (5,449,602)         (6,528,703)      (30,241,097)
                                                                ------------        ------------      ------------
    Total net capital share transactions                          (4,572,496)         (4,304,483)      (28,857,385)
                                                                ------------        ------------      ------------
TOTAL DECREASE                                                   (11,136,830)        (20,729,487)      (26,095,213)
NET ASSETS
  Beginning of period                                            150,584,036         171,313,523       197,408,736
                                                                ------------        ------------      ------------
  End of period                                                 $139,447,206        $150,584,036      $171,313,523
                                                                ============        ============      ============

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

SM&R EQUITY INCOME FUND

                                                                            CLASS T SHARES
                                                ----------------------------------------------------------------------
                                                 (UNAUDITED)
                                                 SIX MONTHS     EIGHT MONTHS
                                                    ENDED          ENDED
                                                FEBRUARY 28,     AUGUST 31,            YEAR ENDED DECEMBER 31,
                                                -------------   ------------   ---------------------------------------
                                                    2002            2001          2000          1999          1998
                                                -------------   ------------   -----------   -----------   -----------
      Net Asset Value, Beginning of Period      $  23.26        $  25.76       $  25.30      $  28.02      $  26.99
      Investment income--net                        0.16            0.24           0.46          0.54          0.62
      Net realized and unrealized gain (loss)
       on investments                              (0.98)          (2.57)          1.54         (0.96)         2.50
                                                --------        --------       --------      --------      --------
              Total from Investment Operations     (0.82)          (2.33)          2.00         (0.42)         3.12
      Less distributions from
        Investment income--net                     (0.18)          (0.17)         (0.46)        (0.54)        (0.62)
        Capital gains                                 --              --          (1.08)        (1.76)        (1.47)
                                                --------        --------       --------      --------      --------
                           Total Distributions     (0.18)          (0.17)         (1.54)        (2.30)        (2.09)
                                                --------        --------       --------      --------      --------
      Net Asset Value, End of Period            $  22.26        $  23.26       $  25.76      $  25.30      $  28.02
                                                ========        ========       ========      ========      ========
                              Total Return (1)     (3.51)%**       (9.07)%**       8.99 %       (1.39) %      12.11 %
                                                ========        ========       ========      ========      ========
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL
       DATA
      Net Assets, end of period (000's
       omitted)                                 $127,078        $138,566       $160,319      $187,988      $218,980
      Ratio of expenses to average net assets       1.06 %*         1.06 %*        1.05 %        1.05 %        1.01 %
      Ratio of net investment income to
       average net assets                           1.43 %*         1.43 %*        1.73 %        1.94 %        2.22 %
      Portfolio turnover rate                      25.56 %         18.15 %        22.05 %        9.81 %       19.29 %

                                                     CLASS T SHARES
                                                -------------------------

                                                 YEAR ENDED DECEMBER 31,
                                                -------------------------
                                                   1997          1996
                                                -----------   -----------
      Net Asset Value, Beginning of Period      $  25.05      $  22.59
      Investment income--net                        0.63          0.58
      Net realized and unrealized gain (loss)
       on investments                               4.96          3.10
                                                --------      --------
              Total from Investment Operations      5.59          3.68
      Less distributions from
        Investment income--net                     (0.64)        (0.58)
        Capital gains                              (3.01)        (0.64)
                                                --------      --------
                           Total Distributions     (3.65)        (1.22)
                                                --------      --------
      Net Asset Value, End of Period            $  26.99      $  25.05
                                                ========      ========
                              Total Return (1)     22.72 %       16.46 %
                                                ========      ========
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL
       DATA
      Net Assets, end of period (000's
       omitted)                                 $198,687      $165,786
      Ratio of expenses to average net assets       1.05 %        1.10 %
      Ratio of net investment income to
       average net assets                           2.28 %        2.42 %
      Portfolio turnover rate                      39.14 %       27.07 %

                                                            CLASS A SHARES                                   CLASS B SHARES
                                    ---------------------------------------------------------------   ----------------------------
                                     (UNAUDITED)                                     PERIOD FROM       (UNAUDITED)
                                     SIX MONTHS     EIGHT MONTHS       YEAR        JANUARY 1, 1999     SIX MONTHS     EIGHT MONTHS
                                        ENDED          ENDED           ENDED              TO              ENDED          ENDED
                                    FEBRUARY 28,     AUGUST 31,    DECEMBER 31,      DECEMBER 31,     FEBRUARY 28,     AUGUST 31,
                                    -------------   ------------   -------------   ----------------   -------------   ------------
                                        2002            2001           2000              1999             2002            2001
                                    -------------   ------------   -------------   ----------------   -------------   ------------
      Net Asset Value, Beginning
       of Period                        $22.72         $25.19          $24.79           $28.02            $22.22         $24.69
      Investment income--net              0.12           0.16            0.36             0.58              0.07           0.08
      Net realized and unrealized
       gain (loss) on investments        (0.95)         (2.49)           1.50            (1.47)            (0.94)         (2.47)
                                        ------         ------          ------           ------            ------         ------
             Total from Investment
                        Operations       (0.83)         (2.33)           1.86            (0.89)            (0.87)         (2.39)
      Less distributions from
        Investment income--net           (0.16)         (0.14)          (0.38)           (0.58)            (0.13)         (0.08)
        Capital gains                       --             --           (1.08)           (1.76)               --             --
                                        ------         ------          ------           ------            ------         ------
               Total Distributions       (0.16)         (0.14)          (1.46)           (2.34)            (0.13)         (0.08)
                                        ------         ------          ------           ------            ------         ------
      Net Asset Value, End of
       Period                           $21.73         $22.72          $25.19           $24.79            $21.22         $22.22
                                        ======         ======          ======           ======            ======         ======
                  Total Return (1)       (3.64)%**      (9.25)%**        8.61 %          (3.01)%           (3.90)%**      (9.68)%**
                                        ======         ======          ======           ======            ======         ======
      RATIOS (IN PERCENTAGES)/
       SUPPLEMENTAL DATA
      Net Assets, end of period
       (000's omitted)                  $6,244         $6,330          $5,671           $4,802            $6,124         $5,688
      Ratio of expenses to average
       net assets                         1.40 %*        1.45 %*         1.49 %           1.51 %            1.91 %*        1.98 %*
      Ratio of net investment
       income to average net
       assets                             1.09 %*        1.03 %*         1.32 %           1.53 %            0.57 %*        0.50 %*
      Portfolio turnover rate            25.56 %        18.15 %         22.05 %           9.81 %           25.56 %        18.15 %

                                             CLASS B SHARES
                                    --------------------------------
                                                      PERIOD FROM
                                        YEAR        JANUARY 1, 1999
                                        ENDED              TO
                                    DECEMBER 31,      DECEMBER 31,
                                    -------------   ----------------
                                        2000              1999
                                    -------------   ----------------
      Net Asset Value, Beginning
       of Period                        $24.38           $28.02
      Investment income--net              0.23             0.47
      Net realized and unrealized
       gain (loss) on investments         1.45            (1.88)
                                        ------           ------
             Total from Investment
                        Operations        1.68            (1.41)
      Less distributions from
        Investment income--net           (0.29)           (0.47)
        Capital gains                    (1.08)           (1.76)
                                        ------           ------
               Total Distributions       (1.37)           (2.23)
                                        ------           ------
      Net Asset Value, End of
       Period                           $24.69           $24.38
                                        ======           ======
                  Total Return (1)        7.95 %          (4.86)%
                                        ======           ======
      RATIOS (IN PERCENTAGES)/
       SUPPLEMENTAL DATA
      Net Assets, end of period
       (000's omitted)                  $5,324           $4,343
      Ratio of expenses to average
       net assets                         1.99 %           2.01 %
      Ratio of net investment
       income to average net
       assets                             0.74 %           1.03 %
      Portfolio turnover rate            22.05 %           9.81 %

*   Ratios annualized

**  Returns are not annualized

(1) Does not include the effect of sales charge

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2002  (Unaudited)
--------------------------------------------------------------------------------
SM&R BALANCED FUND

COMMON STOCK                    SHARES        VALUE

AEROSPACE/DEFENSE--0.48%
Boeing Company                     3,100   $   142,476

AUTO & TRUCK MANUFACTURERS--0.78%
Ford Motor Company                 8,068       120,052
General Motors Corporation         2,100       110,880
                                           -----------
                                               230,932

BANKS--3.93%
Bank of America Corporation        6,800       434,860
PNC Financial Services
 Group                             4,400       241,736
U.S. Bancorp                      10,400       216,840
Wells Fargo Company                5,600       262,640
                                           -----------
                                             1,156,076

BEVERAGES--1.47%
Anheuser-Busch Companies,
 Incorporated                      2,300       116,955
Coca-Cola Company                  4,300       203,777
PepsiCo, Incorporated              2,200       111,100
                                           -----------
                                               431,832

BIO/SPECIALTY PHARMACEUTICALS--0.35%
Amgen Incorporated*                1,800       104,364

CHEMICALS--0.58%
Dow Chemical Company (The)         2,300        71,944
E.I. Du Pont de Nemours and
 Company                           2,100        98,364
                                           -----------
                                               170,308

COMPUTER-INTERNET--0.81%
Cisco Systems,
 Incorporated*                    16,600       236,882

COMPUTER RELATED--1.74%
EMC Corporation*                  13,200       143,880
International Business
 Machines Corporation              2,700       264,924
Sun Microsystems,
 Incorporated*                    12,000       102,120
                                           -----------
                                               510,924

COMPUTER SOFTWARE/SERVICES--2.42%
Microsoft Corporation*             8,200       478,388
VERITAS Software
 Corporation*                      6,550       232,459
                                           -----------
                                               710,847

COSMETICS & TOILETRIES--0.41%
Gillette Company (The)             3,500       119,665

DRUG STORES--0.17%
CVS Corporation                    1,800        49,176

COMMON STOCK                    SHARES        VALUE

DRUGS--3.97%
Allergan, Incorporated             1,200   $    77,808
Merck & Company,
 Incorporated                      4,300       263,719
Pfizer, Incorporated              12,875       527,360
Pharmacia Corporation              2,400        98,520
Schering-Plough Corporation        3,100       106,919
Watson Pharmaceuticals,
 Incorporated*                     3,200        93,696
                                           -----------
                                             1,168,022

ELECTRIC POWER--1.68%
Allegheny Energy,
 Incorporated                      2,900       100,253
Ameren Corporation                 2,200        89,914
Constellation Energy Group         3,600       103,968
DTE Energy Company                 2,900       120,118
Reliant Energy,
 Incorporated                      3,900        81,120
                                           -----------
                                               495,373

ELECTRICAL EQUIPMENT--1.87%
General Electric Company          10,100       388,850
Honeywell International
 Incoporated                       4,200       160,104
                                           -----------
                                               548,954

EXPLORATION/DRILLING--0.42%
Unocal Corporation                 3,400       122,162

FINANCIAL SERVICES--4.32%
Citigroup, Incorporated           10,400       470,600
Countrywide Credit
 Industries, Incorporated          3,900       160,095
H & R Block, Incorporated          2,000       100,900
J.P. Morgan Chase & Company       11,000       321,750
Morgan Stanley Dean
 Witter & Company                  4,400       216,128
                                           -----------
                                             1,269,473

FOOD PRODUCERS--2.19%
ConAgra, Incorporated              9,800       229,418
H.J. Heinz Company                 2,300        93,771
McCormick & Company,
 Incorporated                      4,200       205,800
Sensient Technologies
 Corporation                       5,400       114,966
                                           -----------
                                               643,955

FOOD RETAILERS--0.96%
Kroger Company (The)*              3,900        86,385
Safeway, Incorporated*             2,700       116,046
SUPERVALU Incorporated             3,100        80,445
                                           -----------
                                               282,876

SCHEDULE OF INVESTMENTS  February 28, 2002  (Unaudited)
--------------------------------------------------------------------------------
SM&R BALANCED FUND, CONTINUED

COMMON STOCK                    SHARES        VALUE

HOUSEHOLD PRODUCTS/HOUSEWARES--2.00%
Black & Decker Corporation         5,000   $   242,500
Kimberly-Clark Corporation         1,600       100,160
Procter & Gamble Company
 (The)                             2,900       245,891
                                           -----------
                                               588,551

INSURANCE COMPANIES--1.08%
American International
 Group, Incorporated               2,831       209,409
CIGNA Corporation                  1,200       107,640
                                           -----------
                                               317,049

LEISURE TIME/GAMING--0.62%
Brunswick Corporation              6,800       183,532

MACHINERY/EQUIPMENT--0.68%
Caterpillar Incorporated           1,700        94,367
Ingersoll-Rand Company
 (Class A)                         2,100       105,000
                                           -----------
                                               199,367

MANUFACTURING-DIVERSIFIED--0.84%
Danaher Corporation                1,400        94,122
Minnesota Mining and
 Manufacturing Company             1,300       153,309
                                           -----------
                                               247,431

MEDIA-TV/RADIO/CABLE--1.42%
AOL Time Warner
 Incorporated*                     6,900       171,120
Comcast Corporation
 (Special Class A)*                2,000        67,740
Cox Communications,
 Incorporated (Class A)*           1,200        44,220
Viacom Incorporated
 (Class B)*                        2,900       134,995
                                           -----------
                                               418,075

MEDICAL PRODUCTS/SUPPLIES--0.80%
Beckman Coulter,
 Incorporated                      4,600       219,282
Zimmer Holdings,
 Incorporated*                       460        16,450
                                           -----------
                                               235,732

MEDICAL SERVICES--2.93%
American Home Products
 Corporation                       2,300       146,165
Bristol-Myers Squibb
 Company                           4,200       197,400
Health Management
 Associates, Incorporated
 (Class A)*                        2,700        47,655
Johnson & Johnson                  6,900       420,210
Tenet Healthcare
 Corporation*                        900        51,975
                                           -----------
                                               863,405

COMMON STOCK                    SHARES        VALUE

METALS & MINING--0.29%
Alcoa Incorporated                 2,300   $    86,411

OIL INTERNATIONAL--2.51%
BP Amoco PLC ADR                   3,692       182,939
ChevronTexaco Corporation          2,100       177,324
Exxon Mobil Corporation            4,700       194,110
Royal Dutch Petroleum
 Company ADR                       3,600       184,932
                                           -----------
                                               739,305

OIL SERVICES--0.83%
Schlumberger Limited               2,900       168,809
Tidewater, Incorporated            1,900        74,062
                                           -----------
                                               242,871

PAPER/FOREST PRODUCTS--0.30%
International Paper Company          900        39,375
Weyerhaeuser Company                 800        49,456
                                           -----------
                                                88,831

RETAIL-GENERAL--2.01%
Federated Department
 Stores, Incorporated*             4,200       176,022
Wal-Mart Stores,
 Incorporated                      6,700       415,467
                                           -----------
                                               591,489

RETAIL-SPECIALTY--0.32%
Lowe's Companies,
 Incorporated                      2,100        95,025

SEMICONDUCTORS--1.52%
Intel Corporation                 15,600       445,848

SPECIALTY PRINTING/SERVICES--0.86%
Banta Corporation                  7,600       253,688

TELEPHONE--2.14%
A T & T Corporation                8,800       136,752
Alltel Corporation                 6,100       339,465
Verizon Communications             3,280       153,504
                                           -----------
                                               629,721

TRUCKING & SHIPPING--0.47%
USFreightways Corporation          3,800       136,800

WHOLESALERS--0.34%
W.W. Grainger, Incorporated        1,700       100,759
                                           -----------
              TOTAL COMMON STOCK--50.51%
                      (Cost $13,001,041)    14,858,187
                                           -----------

SCHEDULE OF INVESTMENTS  February 28, 2002  (Unaudited)
--------------------------------------------------------------------------------
SM&R BALANCED FUND, CONTINUED

                                 FACE
BONDS AND NOTES                 AMOUNT        VALUE

AUTO & TRUCK MANUFACTURERS--1.74%
DaimlerChrysler North
 America, 7.20%, 09/01/09     $  500,000   $   512,320

AUTO PARTS MANUFACTURERS--3.41%
Cooper Tire & Rubber
 Company, 7.75%, 12/15/09      1,000,000     1,003,644

BANKS--3.46%
Morgan (J.P.) & Company,
 Incorporated, 6.00%,
 01/15/09                        500,000       501,267
Royal Bank of Scotland,
 yankee bond, 6.40%,
 04/01/09                        500,000       517,937
                                           -----------
                                             1,019,204

ELECTRONICS--2.27%
Koninklijke Philips
 Electronics, yankee bond,
 8.375%, 09/15/06                600,000       667,356

INSURANCE COMPANIES--1.85%
The Mony Group
 Incorporated, 8.35%,
 03/15/10                        500,000       543,302

MANUFACTURING DIVERSIFIED--2.48%
Tyco International Group,
 yankee bond, 5.875%,
 11/01/04                        800,000       729,154

REAL ESTATE/REITS--1.80%
Weingarten Realty
 Investors, 7.35%, 07/20/09      500,000       531,014

TRANSPORTATION-MISCELLANEOUS--2.71%
Hertz Corporation, 7.40%,
 03/01/11                        455,000       430,096
Union Tank Car Company,
 6.63%, 10/03/04                 345,000       366,238
                                           -----------
                                               796,334
                                 FACE
BONDS AND NOTES                 AMOUNT        VALUE

U S GOVERNMENT AGENCY SECURITIES--5.74%
Federal Home Loan Mortgage
 Corporation, 7.00%,
 09/15/07                     $  888,512   $   924,585
Federal Home Loan Mortgage
 Corporation, Pool #298759,
 8.00%, 08/01/17                  11,809        12,720
Federal Home Loan Mortgage
 Corporation, Pool #284839,
 8.50%, 01/01/17                  16,170        17,631
Federal National Mortgage
 Association, 7.55%,
 04/22/02 (a)                    685,000       690,411
Federal National Mortgage
 Association, Pool #048974,
 8.00%, 06/01/17                  41,452        44,617
                                           -----------
                                             1,689,964

U S GOVERNMENT SECURITIES--11.96%
U S Treasury Bond, 6.000%,
 02/15/26                      2,350,000     2,463,094
U S Treasury Note, 5.875%,
 02/15/04                      1,000,000     1,054,492
                                           -----------
                                             3,517,586
                                           -----------
           TOTAL BONDS AND NOTES--37.42%
                      (Cost $10,295,058)    11,009,878
                                           -----------

SCHEDULE OF INVESTMENTS  February 28, 2002  (Unaudited)
--------------------------------------------------------------------------------
SM&R BALANCED FUND, CONTINUED

CASH EQUIVALENTS                SHARES        VALUE
SM&R Money Market Fund,
 1.27% (b)                        28,817   $    28,817
                                           -----------
           TOTAL CASH EQUIVALENTS--0.10%
                          (Cost $28,817)        28,817
                                           -----------

                                 FACE
COMMERCIAL PAPER                AMOUNT

COMPUTER RELATED--0.45%
Compaq Computer
 Corporation, 2.25%,
 03/05/02                     $  132,000       131,967

ELECTRIC POWER--7.95%
Duquesne Light Company,
 2.25%, 03/04/02               1,449,000     1,448,728
Houston Industries
 FinanceCo L.P., 3.20%,
 03/01/02                        892,000       892,000
                                           -----------
                                             2,340,728

OIL SERVICES--2.72%
UOP, 2.20%, 03/06/02             800,000       799,756
                                           -----------
          TOTAL COMMERCIAL PAPER--11.12%
                       (Cost $3,272,451)     3,272,451
                                           -----------
             TOTAL INVESTMENTS --99.15%
                      (Cost $26,597,367)    29,169,333
             CASH AND OTHER ASSETS, LESS
                      LIABILITIES--0.85%       248,972
                                           -----------
                     NET ASSETS--100.00%   $29,418,305
                                           ===========

ABBREVIATIONS
ADR--American Depository Receipt
REIT--Real Estate Investment Trust
*--Non-income producing securities

NOTE TO SCHEDULE OF INVESTMENTS
(a) Long-term obligations that will mature in less than one year.

(b) The rate quoted is the annualized seven-day yield of the fund at February 28, 2002. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Balanced Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
SM&R BALANCED FUND

ASSETS
Investments in securities, at value                           $29,169,333
Cash                                                               25,333
Prepaid expenses                                                   23,244
Receivable for:
  Capital stock sold                                                7,601
  Dividends                                                        29,199
  Interest                                                        186,744
  Expense reimbursement                                             1,526
Other assets                                                       15,067
                                                              -----------
                                                TOTAL ASSETS   29,458,047
                                                              -----------
LIABILITIES
Accrued:
  Investment advisory fee                                          16,883
  Service fee                                                       5,628
  Distribution fee                                                  3,916
Other liabilities                                                  13,315
                                                              -----------
                                           TOTAL LIABILITIES       39,742
                                                              -----------
               NET ASSETS (applicable to shares outstanding)  $29,418,305
                                                              ===========
NET ASSETS:
Class A                                                       $ 3,297,642
-------------------------------------------------------------------------
Class B                                                       $ 2,169,815
-------------------------------------------------------------------------
Class T                                                       $23,950,848
-------------------------------------------------------------------------
  TOTAL NET ASSETS:                                           $29,418,305
                                                              ===========
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                   50,000,000
  Outstanding                                                     193,742
-------------------------------------------------------------------------
Class B:
  Authorized                                                   25,000,000
  Outstanding                                                     125,283
-------------------------------------------------------------------------
Class T:
  Authorized                                                   25,000,000
  Outstanding                                                   1,366,860
-------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $     17.02
  Offering price per share: (Net Assets value of
   $17.02/95.00%)                                             $     17.92
-------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $     17.32
-------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share              $     17.52
  Offering price per share: (Net Assets value of
   $17.52/94.25%)                                             $     18.59
-------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  Six Months Ended February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
SM&R BALANCED FUND

INVESTMENT INCOME
Dividends                                                     $ 122,740
Interest                                                        431,476
                                                              ---------
                                     TOTAL INVESTMENT INCOME    554,216
                                                              ---------
EXPENSES
Investment advisory fees                                        109,135
Service fees                                                     36,378
Professional fees                                                 5,169
Custodian and transactions fees                                  13,859
Directors' fees                                                   4,482
Qualification fees                                               15,267
Shareholder reporting expenses                                      779
Insurance expenses                                                4,462
Distribution fees                                                 9,027
Other                                                                30
                                                              ---------
                                              TOTAL EXPENSES    198,588
                                    LESS EXPENSES REIMBURSED     (5,348)
                                                              ---------
                                                NET EXPENSES    193,240
                                                              ---------
INVESTMENT INCOME--NET                                          360,976
                                                              ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                               67,987
  Change in unrealized depreciation of investments for the
   period                                                      (678,066)
                                                              ---------
NET LOSS ON INVESTMENTS                                        (610,079)
                                                              ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(249,103)
                                                              =========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED   EIGHT MONTHS ENDED    YEAR ENDED
                                                                FEBRUARY 28,         AUGUST 31,       DECEMBER 31,
                                                              ----------------   ------------------   -------------
                                                                    2002                2001              2000
                                                              ----------------   ------------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                         $   360,976         $   496,531       $   865,575
  Net realized gain on investments                                    67,987             999,659         1,596,967
  Change in unrealized depreciation                                 (678,066)         (3,599,704)       (1,321,450)
                                                                 -----------         -----------       -----------
  Net increase (decrease) in net assets resulting from
   operations                                                       (249,103)         (2,103,514)        1,141,092
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                          (40,115)            (26,987)          (62,737)
    Class B                                                          (22,346)            (15,746)          (43,020)
    Class T                                                         (317,259)           (315,347)         (762,225)
  Capital gains
    Class A                                                               --                  --          (175,166)
    Class B                                                               --                  --          (143,682)
    Class T                                                               --                  --        (2,013,823)
                                                                 -----------         -----------       -----------
    Total distributions to shareholders                             (379,720)           (358,080)       (3,200,653)
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                          641,017             408,270           907,396
    Class B                                                          294,821               1,930         1,124,377
    Class T                                                         (316,964)         (1,336,361)         (205,802)
                                                                 -----------         -----------       -----------
    Total net capital share transactions                             618,874            (926,161)        1,825,971
                                                                 -----------         -----------       -----------
TOTAL DECREASE                                                        (9,949)         (3,387,755)         (233,590)
NET ASSETS
  Beginning of period                                             29,428,254          32,816,009        33,049,599
                                                                 -----------         -----------       -----------
  End of period                                                  $29,418,305         $29,428,254       $32,816,009
                                                                 ===========         ===========       ===========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

SM&R BALANCED FUND

                                                                       CLASS T SHARES
                                          -------------------------------------------------------------------------
                                           (UNAUDITED)
                                           SIX MONTHS     EIGHT MONTHS
                                              ENDED          ENDED
                                          FEBRUARY 28,     AUGUST 31,             YEAR ENDED DECEMBER 31,
                                          -------------   ------------   ------------------------------------------
                                              2002            2001           2000           1999           1998
                                          -------------   ------------   ------------   ------------   ------------
      Net Asset Value, Beginning of
       Period                             $ 17.91         $ 19.40        $ 20.67        $ 19.63        $ 18.32
      Investment income--net                 0.23            0.31           0.56           0.42           0.48
      Net realized and unrealized gain
       (loss) on investments                (0.39)          (1.58)          0.01           1.84           1.96
                                          -------         -------        -------        -------        -------
        Total from Investment Operations    (0.16)          (1.27)          0.57           2.26           2.44
      Less distributions from
        Investment income--net              (0.23)          (0.22)         (0.55)         (0.42)         (0.47)
        Capital gains                          --              --          (1.29)         (0.80)         (0.66)
                                          -------         -------        -------        -------        -------
                     Total Distributions    (0.23)          (0.22)         (1.84)         (1.22)         (1.13)
                                          -------         -------        -------        -------        -------
      Net Asset Value, End of Period      $ 17.52         $ 17.91        $ 19.40        $ 20.67        $ 19.63
                                          =======         =======        =======        =======        =======
                         Total Return(1)   (0.86%)**       (6.54%)**       3.64%         11.87%         13.83%
                                          =======         =======        =======        =======        =======
      RATIOS (IN
       PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's
       omitted)                           $23,951         $24,798        $28,223        $30,146        $29,367
      Ratio of expenses with
       reimbursement to average net
       assets                                1.25 %*         1.25 %*        1.25 %         1.25 %         1.25 %
      Ratio of expenses without
       reimbursement to average net
       assets                                1.26 %*         1.25 %*        1.34 %         1.41 %         1.37 %
      Ratio of net investment income to
       average net assets                    2.56 %*         2.52 %*        2.63 %         2.15 %         2.55 %
      Portfolio turnover rate               17.99 %         14.77 %        13.17 %        18.01 %        16.01 %

                                                CLASS T SHARES
                                          ---------------------------

                                            YEAR ENDED DECEMBER 31,
                                          ---------------------------
                                              1997           1996
                                          ------------   ------------
      Net Asset Value, Beginning of
       Period                             $ 17.90        $ 16.85
      Investment income--net                 0.57           0.49
      Net realized and unrealized gain
       (loss) on investments                 2.50           1.48
                                          -------        -------
        Total from Investment Operations     3.07           1.97
      Less distributions from
        Investment income--net              (0.59)         (0.49)
        Capital gains                       (2.06)         (0.43)
                                          -------        -------
                     Total Distributions    (2.65)         (0.92)
                                          -------        -------
      Net Asset Value, End of Period      $ 18.32        $ 17.90
                                          =======        =======
                         Total Return(1)   17.46%         11.86%
                                          =======        =======
      RATIOS (IN
       PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's
       omitted)                           $25,838        $23,188
      Ratio of expenses with
       reimbursement to average net
       assets                                1.26 %         1.21 %
      Ratio of expenses without
       reimbursement to average net
       assets                                1.36 %         1.34 %
      Ratio of net investment income to
       average net assets                    3.02 %         2.83 %
      Portfolio turnover rate               27.52 %        23.78 %

                                                         CLASS A SHARES                                CLASS B SHARES
                                   -----------------------------------------------------------   ---------------------------
                                    (UNAUDITED)       EIGHT                       PERIOD FROM     (UNAUDITED)       EIGHT
                                    SIX MONTHS       MONTHS                       JANUARY 1,      SIX MONTHS       MONTHS
                                       ENDED          ENDED       YEAR ENDED        1999 TO          ENDED          ENDED
                                   FEBRUARY 28,    AUGUST 31,    DECEMBER 31,    DECEMBER 31,    FEBRUARY 28,    AUGUST 31,
                                   -------------   -----------   -------------   -------------   -------------   -----------
                                       2002           2001           2000            1999            2002           2001
                                   -------------   -----------   -------------   -------------   -------------   -----------
      Net Asset Value, Beginning
       of Period                    $17.44         $18.93         $20.30          $19.63          $17.72         $19.26
      Investment income--net          0.20           0.23           0.37            0.47            0.15           0.20
      Net realized and unrealized
       gain (loss) on investments    (0.39)         (1.53)         (0.06)           1.47           (0.36)         (1.59)
                                    ------         ------         ------          ------          ------         ------
            Total from Investment
                       Operations    (0.19)         (1.30)          0.31            1.94           (0.21)         (1.39)
      Less distributions from
        Investment income--net       (0.23)         (0.19)         (0.39)          (0.47)          (0.19)         (0.15)
        Capital gains                   --             --          (1.29)          (0.80)             --             --
                                    ------         ------         ------          ------          ------         ------
              Total Distributions    (0.23)         (0.19)         (1.68)          (1.27)          (0.19)         (0.15)
                                    ------         ------         ------          ------          ------         ------
      Net Asset Value, End of
       Period                       $17.02         $17.44         $18.93          $20.30          $17.32         $17.72
                                    ======         ======         ======          ======          ======         ======
                Total Return (1)     (1.04)%**      (6.87)%**       3.35 %         10.13 %         (1.14)%**      (7.23)%**
                                    ======         ======         ======          ======          ======         ======
      RATIOS (IN PERCENTAGES)/
       SUPPLEMENTAL DATA
      Net Assets, end of period
       (000's omitted)              $3,298         $2,713         $2,512          $1,777          $2,170         $1,917
      Ratio of expenses with
       reimbursement to average
       net assets                     1.50 %*        1.50 %*        1.50 %          1.51 %          2.00 %*        2.00 %*
      Ratio of expenses without
       reimbursement to average
       net assets                     1.65 %*        1.50 %*        1.92 %          1.51 %          2.16 %*        2.00 %*
      Ratio of net investment
       income to average net
       assets                         2.31 %*        1.98 %*        2.40 %          1.87 %          1.81 %*        1.55 %*
      Portfolio turnover rate        17.99 %        14.77 %        13.17 %         18.01 %         17.99 %        14.77 %

                                          CLASS B SHARES
                                   -----------------------------
                                                    PERIOD FROM
                                                    JANUARY 1,
                                    YEAR ENDED        1999 TO
                                   DECEMBER 31,    DECEMBER 31,
                                   -------------   -------------
                                       2000            1999
                                   -------------   -------------
      Net Asset Value, Beginning
       of Period                    $20.64          $19.63
      Investment income--net          0.35            0.40
      Net realized and unrealized
       gain (loss) on investments    (0.08)           1.81
                                    ------          ------
            Total from Investment
                       Operations     0.27            2.21
      Less distributions from
        Investment income--net       (0.36)          (0.40)
        Capital gains                (1.29)          (0.80)
                                    ------          ------
              Total Distributions    (1.65)          (1.20)
                                    ------          ------
      Net Asset Value, End of
       Period                       $19.26          $20.64
                                    ======          ======
                Total Return (1)      2.79 %         11.52 %
                                    ======          ======
      RATIOS (IN PERCENTAGES)/
       SUPPLEMENTAL DATA
      Net Assets, end of period
       (000's omitted)              $2,081          $1,119
      Ratio of expenses with
       reimbursement to average
       net assets                     2.00 %          2.01 %
      Ratio of expenses without
       reimbursement to average
       net assets                     2.23 %          2.01 %
      Ratio of net investment
       income to average net
       assets                         1.89 %          1.36 %
      Portfolio turnover rate        13.17 %         18.01 %

*   Ratios annualized

**  Returns are not annualized

(1) Does not include the effect of sales charge
See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND

                                                              INTEREST/
                                                  MATURITY     STATED        FACE
CORPORATE BONDS                                     DATE      RATE (%)      AMOUNT        VALUE
AUTO & TRUCK MANUFACTURERS--3.64%
General Motors Corporation                         05/01/08     6.375     $1,000,000   $   994,957

FINANCIAL SERVICES--14.00%
Bear Stearns Companies, Incorporated               03/30/03     6.200        175,000       180,704
Household Finance Corporation                      06/17/08     6.400      1,000,000     1,002,131
J.P. Morgan Chase Company                          02/15/08     6.375      1,000,000     1,033,890
MBNA Master Credit Card Trust                      02/15/12     7.000        500,000       546,617
Morgan Stanley Dean Witter & Company               03/01/07     6.875      1,000,000     1,057,566
                                                                                       -----------
                                                                                         3,820,908

INSURANCE COMPANIES--3.38%
CNA Financial Corporation                          01/15/08     6.450      1,000,000       922,697

MEDICAL SERVICES--3.86%
Aetna Services, Incorporated                       08/15/36     6.970      1,000,000     1,053,885

NATURAL GAS--1.94%
National Fuel Gas Company                          02/01/04     7.750        500,000       530,040

TELEPHONE --3.96%
GTE Corporation                                    04/01/09     7.510      1,000,000     1,081,920
                                                                                       -----------
                                                       TOTAL CORPORATE BONDS--30.78%
                                                                   (Cost $8,276,340)     8,404,407
                                                                                       -----------
FOREIGN BONDS
U S DOLLAR DENOMINATED FOREIGN GOVERNMENT BONDS--1.86%
Province of Quebec, Canada                         02/15/09     5.750        500,000       508,067
                                                                                       -----------
                                                          TOTAL FOREIGN BONDS--1.86%
                                                                     (Cost $459,056)       508,067
                                                                                       -----------

SCHEDULE OF INVESTMENTS  February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND, CONTINUED

                                                              INTEREST/
U S GOVERNMENT AGENCY AND                         MATURITY     STATED        FACE
U S GOVERNMENT SECURITIES                           DATE      RATE (%)      AMOUNT        VALUE
U S GOVERNMENT AGENCY SECURITIES--58.12%
Federal Home Loan Bank                             08/05/04     7.380     $1,000,000   $ 1,086,655
Federal Home Loan Bank                             10/25/05     6.230        150,000       159,425
Federal Home Loan Mortgage Corporation             08/01/05     6.750        165,000       178,914
Federal Home Loan Mortgage Corporation             09/15/06     7.000         34,447        34,886
Federal Home Loan Mortgage Corporation             03/15/07     7.000        376,160       393,764
Federal Home Loan Mortgage Corporation             09/15/07     7.000        888,512       924,585
Federal Home Loan Mortgage Corporation             04/15/23     7.000      1,000,000     1,033,410
Federal Home Loan Mortgage Corporation             06/15/27     7.500        773,357       802,374
Federal National Mortgage Association              09/12/05     6.550        100,000       107,752
Federal National Mortgage Association              07/25/07     7.000        456,330       469,591
Federal National Mortgage Association              03/16/09     6.320        250,000       256,714
Federal National Mortgage Association              04/29/09     6.500      1,000,000     1,007,226
Federal National Mortgage Association              05/18/09     6.500      1,500,000     1,567,791
Federal National Mortgage Association              01/15/10     7.250        500,000       562,943
Federal National Mortgage Association              10/15/12     6.000      3,500,000     3,486,088
Federal National Mortgage Association              05/15/30     7.250      1,500,000     1,707,553
Federal National Mortgage Association              08/01/30     8.000        357,534       377,653
Private Export Funding                             01/15/10     7.200      1,000,000     1,112,554
Tennessee Valley Authority                         12/15/17     6.250        300,000       306,409
Vende                                              09/15/15     6.500        285,654       291,601
                                                                                       -----------
                                                                                        15,867,888
U S GOVERNMENT SECURITIES--1.92%
U S Treasury Bonds                                 02/15/26     6.000        500,000       524,062
                                                                                       -----------
                   TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES--60.04%
                                                                  (Cost $15,712,599)    16,391,950
                                                                                       -----------
U S GOVERNMENT AND AGENCY
SHORT-TERM OBLIGATIONS
GOVERNMENT AGENCIES--5.95%
Federal Home Loan Mortgage Corporation             03/20/02     1.720        550,000       549,500
Federal Home Loan Mortgage Corporation             03/22/02     1.740        350,000       349,645
Federal National Mortgage Association              03/01/02     1.730        225,000       225,000
Federal National Mortgage Association              03/14/02     1.730        500,000       499,688
                                                                                       -----------
                       TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS--5.95%
                                                                   (Cost $1,623,833)     1,623,833
                                                                                       -----------
CASH EQUIVALENTS                                                              SHARES

SM&R Money Market Fund, 1.27% (a)                                             44,629        44,629
                                                                                       -----------
                                                       TOTAL CASH EQUIVALENTS--0.16%
                                                                      (Cost $44,629)        44,629
                                                                                       -----------
                                                           TOTAL INVESTMENTS--98.79%
                                                                  (Cost $26,116,457)    26,972,886
                                      CASH AND OTHER ASSETS, LESS LIABILITIES--1.21%       329,737
                                                                                       -----------
                                                           TOTAL NET ASSETS--100.00%   $27,302,623
                                                                                       ===========
NOTE TO SCHEDULE OF INVESTMENTS
(a)  The rate quoted is the annualized seven-day yield of the fund at February 28, 2002. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Government Bond Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND

ASSETS
Investment in securities, at value                            $ 26,972,886
Prepaid expenses                                                    26,873
Receivable for:
  Capital stock sold                                                 6,095
  Interest                                                         329,999
  Expense reimbursement                                                419
Other assets                                                         2,782
                                                              ------------
                                                TOTAL ASSETS    27,339,054
                                                              ------------
LIABILITIES
Distribution payable                                                 2,611
Accrued:
  Investment advisory fee                                           10,461
  Service fee                                                        5,230
  Distribution fee                                                   1,017
Other liabilities                                                   17,112
                                                              ------------
                                           TOTAL LIABILITIES        36,431
                                                              ------------
               NET ASSETS (applicable to shares outstanding)  $ 27,302,623
                                                              ============
NET ASSETS:
Class A                                                       $  1,226,063
--------------------------------------------------------------------------
Class B                                                       $    467,580
--------------------------------------------------------------------------
Class T                                                       $ 25,608,980
--------------------------------------------------------------------------
  TOTAL NET ASSETS                                            $ 27,302,623
                                                              ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                   100,000,000
  Outstanding                                                      114,187
--------------------------------------------------------------------------
Class B:
  Authorized                                                   100,000,000
  Outstanding                                                       43,597
--------------------------------------------------------------------------
Class T:
  Authorized                                                    23,000,000
  Outstanding                                                    2,411,616
--------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $      10.74
  Offering price per share: (Net Assets value of $10.74 /
   95.25%)                                                    $      11.28
--------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $      10.73
--------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share              $      10.62
  Offering price per share: (Net Assets value of $10.62/
   95.5%)                                                     $      11.12
--------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  Six Months Ended February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND

INVESTMENT INCOME
Interest                                                      $823,043
                                                              --------
EXPENSES
Investment advisory fees                                        66,900
Service fees                                                    33,450
Professional fees                                                5,019
Custody and transaction fees                                     8,753
Directors' fees                                                  4,482
Qualification fees                                               9,761
Shareholder reporting expenses                                   1,648
Insurance expenses                                               3,776
Distribution fees                                                2,004
Other                                                               29
                                                              --------
                                              TOTAL EXPENSES   135,822
                                    LESS EXPENSES REIMBURSED    (4,819)
                                                              --------
                                                NET EXPENSES   131,003
                                                              --------
INVESTMENT INCOME--NET                                         692,040
                                                              --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                                 (26)
  Change in unrealized depreciation of investments for the
   period                                                      (55,422)
                                                              --------
NET LOSS ON INVESTMENTS                                        (55,448)
                                                              --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $636,592
                                                              ========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED   YEAR ENDED
                                                                FEBRUARY 28,     AUGUST 31,
                                                              ----------------   -----------
                                                                    2002            2001
                                                              ----------------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                         $   692,040     $ 1,351,877
  Net realized gain (loss) on investments                                (26)         30,169
  Change in unrealized appreciation (depreciation)                   (55,422)      1,360,586
                                                                 -----------     -----------
  Net increase in net assets resulting from operations               636,592       2,742,632
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                          (25,519)         (9,857)
    Class B                                                           (7,959)         (6,299)
    Class T                                                         (658,462)     (1,335,917)
                                                                 -----------     -----------
    Total distributions to shareholders                             (691,940)     (1,352,073)
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                          604,684         476,654
    Class B                                                          257,909         125,710
    Class T                                                          380,548         977,229
                                                                 -----------     -----------
    Total net capital share transactions                           1,243,141       1,579,593
                                                                 -----------     -----------
TOTAL INCREASE                                                     1,187,793       2,970,152
NET ASSETS
  Beginning of Period                                             26,114,830      23,144,678
                                                                 -----------     -----------
  End of Period                                                  $27,302,623     $26,114,830
                                                                 ===========     ===========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

GOVERNMENT BOND FUND

                                                                              CLASS T SHARES
                                          ---------------------------------------------------------------------------------------
                                          (UNAUDITED)
                                           SIX MONTHS
                                             ENDED
                                          FEBRUARY 28,                            YEAR ENDED AUGUST 31,
                                          ------------   ------------------------------------------------------------------------
                                              2002           2001           2000           1999           1998           1997
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net Asset Value, Beginning of
       Period                             $ 10.64        $ 10.05        $ 10.10        $ 10.60        $ 10.42        $ 10.14
      Investment income--net                 0.27           0.58           0.59           0.59           0.64           0.67
      Net realized and unrealized gain
       (loss) on investments                (0.02)          0.59          (0.05)         (0.50)          0.20           0.26
                                          -------        -------        -------        -------        -------        -------
        Total from Investment Operations     0.25           1.17           0.54           0.09           0.84           0.93
      Less distributions from
        Investment income--net              (0.27)         (0.58)         (0.59)         (0.59)         (0.66)         (0.65)
                                          -------        -------        -------        -------        -------        -------
                     Total Distributions    (0.27)         (0.58)         (0.59)         (0.59)         (0.66)         (0.65)
                                          -------        -------        -------        -------        -------        -------
      Net Asset Value, End of Period      $ 10.62        $ 10.64        $ 10.05        $ 10.10        $ 10.60        $ 10.42
                                          =======        =======        =======        =======        =======        =======
                        Total Return (1)     2.41 %**      11.90 %         5.58 %         0.76 %         8.31 %         9.37 %
                                          =======        =======        =======        =======        =======        =======
      RATIOS (IN
       PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's
       omitted)                           $25,609        $25,278        $22,928        $23,368        $23,982        $23,683
      Ratio of expenses with
       reimbursement to average net
       assets                                0.96 %*        0.97 %         0.98 %         1.00 %         1.00 %         1.00 %
      Ratio of expenses without
       reimbursement to average net
       assets                                0.96 %*        0.97 %         0.98 %         1.11 %         1.00 %         1.07 %
      Ratio of net investment income to
       average net assets                    5.19 %*        5.55 %         5.91 %         5.58 %         6.08 %         6.46 %
      Portfolio turnover rate                4.17 %        14.01 %        30.87 %        22.86 %        32.71 %         9.06 %

                                                             CLASS A SHARES                       CLASS B SHARES
                                         ------------------------------------------------------   ------------
                                          (UNAUDITED)                               PERIOD FROM   (UNAUDITED)
                                           SIX MONTHS                               JANUARY 1,     SIX MONTHS
                                             ENDED              YEAR ENDED            1999 TO        ENDED
                                          FEBRUARY 28,          AUGUST 31,          AUGUST 31,    FEBRUARY 28,
                                         --------------   -----------------------   -----------   ------------
                                              2002           2001         2000         1999           2002
                                         --------------   ----------   ----------   -----------   ------------
      Net Asset Value, Beginning of
       Period                            $    10.75       $  10.14     $  10.20     $ 10.62       $  10.74
      Investment income--net                   0.24           0.53         0.57        0.30           0.22
      Net realized and unrealized gain
       (loss) on investments                  (0.01)          0.61        (0.06)      (0.42)         (0.01)
                                         ----------       --------     --------     -------       --------
       Total from Investment Operations        0.23           1.14         0.51       (0.12)          0.21
      Less distributions from
      Investment income--net                  (0.24)         (0.53)       (0.57)      (0.30)         (0.22)
                                         ----------       --------     --------     -------       --------
                    Total Distributions       (0.24)         (0.53)       (0.57)      (0.30)         (0.22)
                                         ----------       --------     --------     -------       --------
      Net Asset Value, End of Period     $    10.74       $  10.75     $  10.14     $ 10.20       $  10.73
                                         ==========       ========     ========     =======       ========
                       Total Return (1)        2.15 %**      11.46 %       5.15 %     (1.17)%**       1.99 %**
                                         ==========       ========     ========     =======       ========
      RATIOS (IN
       PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period          $1,226,063       $626,372     $127,344     $68,792       $467,580
      Ratio of expenses with
       reimbursement to average net
       assets                                  1.25 %*        1.25 %       1.25 %      1.25 %*        1.75 %*
      Ratio of expenses without
       reimbursement to average net
       assets                                  1.81 %*        1.27 %       1.29 %      1.42 %*        2.81 %*
      Ratio of net investment income to
       average net assets                      4.90 %*        5.25 %       5.68 %      5.25 %*        4.41 %*
      Portfolio turnover rate                  4.17 %        14.01 %      30.87 %     22.86 %         4.17 %

                                                  CLASS B SHARES
                                         -------------------------------------
                                                                   PERIOD FROM
                                                                   JANUARY 1,
                                               YEAR ENDED            1999 TO
                                               AUGUST 31,          AUGUST 31,
                                         -----------------------   -----------
                                            2001         2000         1999
                                         ----------   ----------   -----------
      Net Asset Value, Beginning of
       Period                            $  10.14     $ 10.16      $10.62
      Investment income--net                 0.48        0.49        0.33
      Net realized and unrealized gain
       (loss) on investments                 0.60       (0.02)      (0.46)
                                         --------     -------      ------
       Total from Investment Operations      1.08        0.47       (0.13)
      Less distributions from
      Investment income--net                (0.48)      (0.49)      (0.33)
                                         --------     -------      ------
                    Total Distributions     (0.48)      (0.49)      (0.33)
                                         --------     -------      ------
      Net Asset Value, End of Period     $  10.74     $ 10.14      $10.16
                                         ========     =======      ======
                       Total Return (1)     10.88 %      4.74 %     (1.30)%**
                                         ========     =======      ======
      RATIOS (IN
       PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period          $210,653     $78,137      $7,743
      Ratio of expenses with
       reimbursement to average net
       assets                                1.75 %      1.75 %      1.75 %*
      Ratio of expenses without
       reimbursement to average net
       assets                                1.79 %      1.84 %      1.77 %*
      Ratio of net investment income to
       average net assets                    4.69 %      5.12 %      4.86 %*
      Portfolio turnover rate               14.01 %     30.87 %     22.86 %

*   Ratios annualized
**  Returns are not annualized
(1) Does not include the effect of sales charge

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
TAX FREE FUND

                                                                                           INTEREST/
MUNICIPAL BONDS                                                                MATURITY     STATED       FACE
RATING(A)                                                                        DATE      RATE (%)     AMOUNT       VALUE
                        ARIZONA--0.62%
Aaa/AAA                 Maricopa County, Arizona-Mesa Unified School District
                         Number 4 General Obligation Bonds Unlimited (b)       07/01/02      0.000     $ 80,000   $    79,576
                                                                                                                  -----------
                        CALIFORNIA--3.90%
A1/A+                   California State General Obligation Bonds Unlimited    06/01/11      5.250       25,000        26,242
Aaa/AAA                 Sacramento, California Municipal Utility District
                         Electric Revenue Bonds, Series I                      01/01/15      5.750      200,000       217,128
Aaa/AAA                 San Francisco, California City and County Sewer
                         Revenue Refunding Bonds                               10/01/16      5.375      250,000       256,082
                                                                                                                  -----------
                                                                                                                      499,452
                                                                                                                  -----------
                        COLORADO--1.68%
NR/A+                   Parkview Metro District Arapahoe County, Colorado
                         General Obligation Bonds VRD (c)                      12/01/12      1.300      100,000       100,000
NR/AAA                  Regional Transportation District of Colorado Sales
                         Tax Revenue Refunding Bonds                           11/01/05      6.150      110,000       114,501
                                                                                                                  -----------
                                                                                                                      214,501
                                                                                                                  -----------
                        FLORIDA--11.29%
Aaa/AAA                 Dade County, Florida Water & Sewer System Revenue
                         Bonds                                                 10/01/16      5.375      400,000       421,228
Aaa/AAA                 Miami-Dade County Solid Waste System Revenue Bonds     10/01/18      4.375      400,000       393,224
Aaa/AAA                 Miami-Dade County, Florida Expressway Authority Toll
                         System Revenue Bonds                                  07/01/29      6.375      400,000       473,732
Aaa/AA+                 State of Florida-State Board of Education, Public
                         Education Capital Outlay Bonds, 1992 Series E         06/01/19      5.750      145,000       157,722
                                                                                                                  -----------
                                                                                                                    1,445,906
                                                                                                                  -----------
                        GEORGIA--2.19%
Aaa/NR                  Conyers-Rockdale-Big Haynes, Georgia Impoundment
                         Authority Revenue Bonds VRD (c)                       07/01/22      1.250      100,000       100,000
A3/A                    Municipal Electric Authority of Georgia-Power Revenue
                         Bonds, Series AA                                      01/01/07      5.400      175,000       180,857
                                                                                                                  -----------
                                                                                                                      280,857
                                                                                                                  -----------
                        HAWAII--0.79%
Aaa/AAA                 Hawaii State Department of Budget & Finance, The
                         Queen's Health Systems, Revenue Bonds-Series B (b)    07/01/02      4.500      100,000       101,002
                                                                                                                  -----------

SCHEDULE OF INVESTMENTS  February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
TAX FREE FUND, CONTINUED

                                                                                           INTEREST/
MUNICIPAL BONDS                                                                MATURITY     STATED       FACE
RATING(A)                                                                        DATE      RATE (%)     AMOUNT       VALUE
                        ILLINOIS--12.75%
Aaa/AAA                 Chicago, Illinois-General Obligation Bonds Unlimited   01/01/25      5.125     $100,000   $    99,527
Aaa/AAA                 Chicago, Illinois-Park District General Obligation
                         Bonds Unlimited, Series C                             01/01/16      4.850      230,000       230,518
Aa2/AA+                 Illinois Health Facilities Authority-Revenue Bonds,
                         Series A, (Northwestern Memorial Hospital)            08/15/24      6.000      100,000       102,708
Aa2/AA+                 Illinois Health Facilities Authority-Revenue Bonds,
                         Series 1994A, (Northwestern Memorial Hospital)        08/15/14      6.100      200,000       211,784
Aaa/AAA                 Illinois State Toll Highway Authority-Highway Prioity
                         Revenue Bonds, Series A-FGIC                          01/01/17      5.750      175,000       184,650
Aaa/AAA                 Regional Transportation Authority of Illinois Revenue
                         Bonds, Refunding MBIA                                 06/01/18      5.500      200,000       206,234
Aaa/NR                  Rockford, Illinois-General Obligation Bonds Unlimited  12/15/18      4.500      180,000       168,867
Aa2/AAA                 State of Illinois-Build Illinois Bonds, Sales Tax
                         Revenue Bonds, Series V                               06/15/17      6.375      200,000       226,622
Aaa/AAA                 State of Illinois-General Obligation Bonds Unlimited   03/01/19      5.000      200,000       200,718
                                                                                                                  -----------
                                                                                                                    1,631,628
                                                                                                                  -----------
                        LOUISIANA--5.48%
Aaa/AAA                 Louisiana Public Facilities Authority Hospital
                         Revenue Bonds, Series C                               07/01/19      5.000      400,000       397,680
Aaa/AAA                 New Orleans, Louisiana Sewer Service Revenue Bonds     06/01/18      5.000      300,000       303,417
                                                                                                                  -----------
                                                                                                                      701,097
                                                                                                                  -----------
                        MASSACHUSETTS--3.93%
Aaa/AAA                 Massachusetts State Water Revenues Authority, General
                         Purpose-Series A                                      11/01/21      5.500      450,000       503,046
                                                                                                                  -----------
                        MICHIGAN--0.78%
NR/AAA                  Goodrich, Michigan Area School District, School
                         Building & Site, General Obligation Bonds VRD (c)     05/01/30      1.250      100,000       100,000
                                                                                                                  -----------
                        MISSOURI--0.78%
NR/AAA                  Springfield Missouri Industrial Development Authority
                         Multifamily Housing Revenue Bonds VRD (c)             12/01/19      1.200      100,000       100,000
                                                                                                                  -----------
                        NEVADA--0.79%
Aaa/AAA                 Clark County, Nevada-Las Vegas Convention and Vistors
                         Authority General Obligation Bonds LTD (b)            07/01/02      4.800      100,000       101,149
                                                                                                                  -----------
                        NEW MEXICO--0.82%
Aaa/AAA                 Central Consolidated School District No.22 San Juan
                         County, New Mexico General Obligation School
                         Building Bonds                                        08/15/09      5.300      100,000       104,593
                                                                                                                  -----------
                        NEW YORK--7.11%
A2/A                    New York City, New York-General Obligation Bonds
                         Unlimited, Series J                                   08/01/18      5.000      200,000       198,224
Aaa/AAA                 New York City, New York-General Obligation Bonds
                         Unlimited, Series J                                   02/15/07      5.000      100,000       107,468
Aa2/AA+                 New York City, New York-Transititional Financial
                         Authority Revenue Bonds, Series C                     05/01/19      5.000      250,000       251,998
Aa3/AA-                 Triborough Bridge & Tunnel Authority, New York,
                         Revenue Bonds, General Purpose-Series B               01/01/27      5.200      350,000       351,974
                                                                                                                  -----------
                                                                                                                      909,664
                                                                                                                  -----------

SCHEDULE OF INVESTMENTS  February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
TAX FREE FUND, CONTINUED

                                                                                           INTEREST/
MUNICIPAL BONDS                                                                MATURITY     STATED       FACE
RATING(A)                                                                        DATE      RATE (%)     AMOUNT       VALUE
                        NORTH CAROLINA--0.85%
Aaa/AAA                 City of Charlotte, North Carolina-General Obligation
                         Public Improvement Bonds, Series 1994                 02/01/08      5.700     $100,000   $   108,537
                                                                                                                  -----------
                        OHIO--3.35%
Aaa/AAA                 Franklin County, Ohio-General Obligation Bonds
                         Limited                                               12/01/08      5.100      300,000       322,716
Aaa/AAA                 Franklin County, Ohio-General Obligation Bonds
                         Limited                                               12/01/11      5.300      100,000       106,359
                                                                                                                  -----------
                                                                                                                      429,075
                                                                                                                  -----------
                        OKLAHOMA--1.38%
Aaa/NR                  Oklahoma Housing Finance Agency-Single Family
                         Mortgage Revenue Bonds (Homeownership Loan Program),
                         1994 Series A-1 (d)                                   09/01/07      6.250       75,000        76,500
Aa2/AA-                 Tulsa County, Oklahoma Independent School District
                         Number 9 Union Board of Education General Obligation
                         Bonds Unlimited (b)                                   05/01/02      5.000      100,000       100,622
                                                                                                                  -----------
                                                                                                                      177,122
                                                                                                                  -----------
                        OREGON--1.72%
A1/AAA                  City of Portland, Oregon-Sewer System Revenue Bonds,
                         1994 Series A                                         06/01/15      6.250      200,000       219,598
                                                                                                                  -----------
                        PENNSYLVANIA--0.81%
Aa2/AA                  Pennsylvania State General Obligation Bonds
                         Unlimited, Refunding & Projects-First Series          04/15/06      5.000      100,000       103,572
                                                                                                                  -----------
                        PUERTO RICO--1.81%
Baa1/A                  Commonwealth of Puerto Rico-Public Improvement
                         Refunding Bonds, Series 1992A, General Obligation
                         Bonds                                                 07/01/14      6.000      100,000       102,790
Baa1/AAA                Puerto Rico Electric Power Authority-Power Revenue
                         Bonds, Series R                                       07/01/17      6.250      125,000       128,966
                                                                                                                  -----------
                                                                                                                      231,756
                                                                                                                  -----------
                        RHODE ISLAND--0.80%
Aa2/AA+                 Rhode Island Housing & Mortgage Financial
                         Corporation, Homeownership Opportunity, Series 20-A   04/01/17      6.150      100,000       102,700
                                                                                                                  -----------
                        TENNESSEE--1.58%
A1/AA                   Tennessee Housing Development Agency-Mortgage Finance
                         Program Bonds, 1994 Series B (d)                      01/01/09      6.200      200,000       202,798
                                                                                                                  -----------

SCHEDULE OF INVESTMENTS  February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
TAX FREE FUND, CONTINUED

                                                                                           INTEREST/
MUNICIPAL BONDS                                                                MATURITY     STATED       FACE
RATING(A)                                                                        DATE      RATE (%)     AMOUNT       VALUE
                        TEXAS--17.54%
Aaa/AAA                 Baytown, Texas-Water and Sewer Revenue Bonds           02/01/14      5.950     $100,000   $   106,887
Aaa/AAA                 Board of Regents of The University of Texas
                         System-Permanent University Fund, Refunding Bonds,
                         Series 1992A                                          07/01/13      6.250      200,000       227,492
Aaa/AAA                 Bryan, Texas Electric Systems Refunding Revenue Bonds
                         (b)                                                   07/01/02      4.000      100,000       100,857
Aaa/AAA                 City of Austin, Texas-Combined Utility Systems
                         Revenue Refunding Bonds, Series 1994                  05/15/16      6.250       80,000        88,711
Aaa/AAA                 Collin County, Texas-Community College District,
                         Consolidated Fund, Revenue Bonds                      02/01/15      5.250      400,000       411,860
Aaa/AAA                 Dallas-Fort Worth International Airport-Dallas-Fort
                         Worth Regional Airport, Joint Revenue Refunding
                         Bonds, Series 1994A                                   11/01/10      6.000      100,000       108,061
Aaa/NR                  Flower Mound, Texas- Refunding and Improvement,
                         General Obligation Bonds Unlimited                    03/01/17      5.500      200,000       207,246
Aaa/NR                  Galveston County, Texas-Public Improvements, General
                         Obligation Bonds Unlimited                            02/01/10      4.300       25,000        25,267
Aa1/AA+                 Harris County, Texas-Tax and Revenue Certificates of
                         Obligation, Series 1994                               10/01/13      6.100      125,000       137,130
Aaa/AAA                 Mission Texas Consolidated Independent School
                         District-General Obligation Bonds Unlimited           02/15/18      4.500      200,000       188,878
AAA/NR                  Tarrant County Health Facilities Development
                         Corporation-Health System Revenue Bonds, (Harris
                         Methodist Health System), Series 1994 (e)             09/01/14      6.000      200,000       229,522
Aaa/AAA                 Texas Turnpike Authority-Dallas North Tollway System
                         Revenue Bonds, Series 1995 (President George Bush
                         Turnpike)                                             01/01/15      5.400      100,000       103,999
Aaa/NR                  Weslaco, Texas Independent School District General
                         Obligation Bonds                                      02/15/13      5.650      100,000       104,622
Aaa/AAA                 West University Place, Texas-General Obligation Bonds
                         Limited, Permanent Improvement                        02/01/14      5.650      100,000       104,227
NR/AAA                  Wylie, Texas Independent School District General
                         Obligation Bonds Unlimited                            08/15/12      4.375      100,000       100,693
                                                                                                                  -----------
                                                                                                                    2,245,452
                                                                                                                  -----------
                        UTAH--1.30%
Aa1/AAA                 Utah Housing Finance Agency- Single Family Mortgage
                         Bonds, 1995 Issue A, (Federally Insured or
                         Guaranteed Mortgage Loans) (d)                        07/01/12      7.150       15,000        16,014
Aa1/NR                  Utah State Housing Financial Agency-Single Family
                         Mortgage Bonds, Series F1                             07/01/13      6.000       50,000        51,994
Aa2/AA                  Utah State Housing Financial Agency-Single Family
                         Revenue Bonds (d)                                     07/01/21      6.000       95,000        98,777
                                                                                                                  -----------
                                                                                                                      166,785
                                                                                                                  -----------
                        VIRGINIA--0.78%
Aaa/AAA                 Virginia State Housing Development Authority
                         Commonwealth Mortgage Bonds, Series A, Subseries A-4
                         (d)                                                   07/01/15      6.300      100,000       100,040
                                                                                                                  -----------

SCHEDULE OF INVESTMENTS  February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
TAX FREE FUND, CONTINUED

                                                                                           INTEREST/
MUNICIPAL BONDS                                                                MATURITY     STATED       FACE
RATING(A)                                                                        DATE      RATE (%)     AMOUNT       VALUE
                        WASHINGTON--11.78%
Aaa/AAA                 City of Richland, Washington-Water and Sewer
                         Improvement Revenue Bonds, 1993                       04/01/07      5.550     $300,000   $   315,783
NR/AAA                  King County, Washington-Department of Metropolitan
                         Services, Limited Tax General Obligation Bonds, 1994
                         Series A                                              01/01/08      5.800      200,000       216,418
Aa1/AA+                 King County, Washington-Limited Tax General
                         Obligation and Refunding Bonds, 1993 Series A         12/01/10      6.000      100,000       106,892
Aaa/AAA                 Municipality of Metropolitan Seattle Sewer Refunding
                         Revenue Bonds, Series X                               01/01/15      5.400      100,000       102,102
Aa1/AA+                 Port of Seattle, Washington-General Obligation Bonds
                         (d)                                                   05/01/14      5.750      100,000       103,663
Aaa/AAA                 Seattle, Washington-Municipal Light & Power Revenue
                         Bonds, Series B                                       06/01/24      5.000      100,000        97,760
Aa1/AA+                 State of Washington-General Obligation Bonds,
                         Series 1994B                                          05/01/09      5.750      100,000       106,303
Aa1/AA+                 State of Washington-General Obligation Bonds,
                         Series 1994B                                          09/01/16      6.000      100,000       106,929
Aa1/AA+                 State of Washington-General Obligation Bonds
                         Unlimited, Series B                                   05/01/18      5.500      300,000       324,825
Aaa/AAA                 Washington State Public Power Supply System Nuclear
                         Project Number 1 Refunding Revenue Bonds, Series C    07/01/10      5.500       25,000        26,714
                                                                                                                  -----------
                                                                                                                    1,507,389
                                                                                                                  -----------
                        WISCONSIN--1.63%
Aa2/AA                  City of Green Bay-General Obligation Refunding Bonds,
                         Series 1994B                                          04/01/09      5.900      200,000       208,622
                                                                                                                  -----------
                                                                                  TOTAL MUNICIPAL BONDS--98.24%
                                                                                             (Cost $11,901,359)    12,575,917
                                                                                                                  -----------
CASH EQUIVALENTS                                                                                         SHARES

SM&R Money Market Fund, 1.27% (f)                                                                        76,835        76,835
                                                                                                                  -----------
                                                                                  TOTAL CASH EQUIVALENTS--0.60%
                                                                                                 (Cost $76,835)        76,835
                                                                                                                  -----------
                                                                                      TOTAL INVESTMENTS--98.84%
                                                                                             (Cost $11,978,194)    12,652,752
                                                                 CASH AND OTHER ASSETS, LESS LIABILITIES--1.16%       148,083
                                                                                                                  -----------
                                                                                      TOTAL NET ASSETS--100.00%   $12,800,835
                                                                                                                  ===========

ABBREVIATIONS
VRD--Variable Rate Demand

NOTES TO SCHEDULE OF INVESTMENTS
(a) Ratings assigned by Moody's Investor's Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). Ratings are unaudited.
(b)  Long-term obligations that will mature in less than one year.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d)  Security subject to the alternative minimum tax.
(e) Issuer has defeased these bonds, collateral for such defeasance is U.S. Government obligations.
(f) The rate quoted is the annualized seven-day yield of the fund at February 28, 2002. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Tax Free Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
TAX FREE FUND

ASSETS
Investment in securities, at value                            $ 12,652,752
Prepaid expenses                                                    28,024
Receivable for:
  Capital stock sold                                                   229
  Interest                                                         160,864
  Expense reimbursement                                              2,792
Other assets                                                         3,211
                                                              ------------
                                                TOTAL ASSETS    12,847,872
                                                              ------------
LIABILITIES
Distribution payable                                                 2,382
Accrued:
  Investment advisory fee                                            4,894
  Service fee                                                        2,447
  Distribution fee                                                     491
Other liabilities                                                   36,823
                                                              ------------
                                           TOTAL LIABILITIES        47,037
                                                              ------------
               NET ASSETS (applicable to shares outstanding)  $ 12,800,835
                                                              ============
NET ASSETS:
Class A                                                       $    339,246
--------------------------------------------------------------------------
Class B                                                       $    327,987
--------------------------------------------------------------------------
Class T                                                       $ 12,133,602
--------------------------------------------------------------------------
  TOTAL NET ASSETS                                            $ 12,800,835
                                                              ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                   100,000,000
  Outstanding                                                       31,579
--------------------------------------------------------------------------
Class B:
  Authorized                                                   100,000,000
  Outstanding                                                       30,529
--------------------------------------------------------------------------
Class T:
  Authorized                                                    21,000,000
  Outstanding                                                    1,138,978
--------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $      10.74
  Offering price per share: (Net Assets value of
   $10.74/95.25%)                                             $      11.28
--------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $      10.74
--------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share              $      10.65
  Offering price per share: (Net Assets value of
   $10.65/95.5%)                                              $      11.15
--------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  Six Months Ended February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
TAX FREE FUND

INVESTMENT INCOME
Interest                                                      $313,650
                                                              --------
EXPENSES
Investment advisory fees                                        30,802
Service fees                                                    15,401
Professional fees                                                2,719
Custody and transaction fees                                     4,913
Directors' fees                                                  4,482
Qualification fees                                               9,792
Shareholder reporting expenses                                     460
Insurance expenses                                               1,443
Distribution fees                                                1,058
Other                                                               30
                                                              --------
                                              TOTAL EXPENSES    71,100
                                    LESS EXPENSES REIMBURSED   (23,655)
                                                              --------
                                                NET EXPENSES    47,445
                                                              --------
INVESTMENT INCOME--NET                                         266,205
                                                              --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Change in unrealized depreciation of investments for the
   period                                                      (60,072)
                                                              --------
NET LOSS ON INVESTMENTS                                        (60,072)
                                                              --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $206,133
                                                              ========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED   YEAR ENDED
                                                                FEBRUARY 28,     AUGUST 31,
                                                              ----------------   -----------
                                                                    2002            2001
                                                              ----------------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                        $   266,205      $   533,668
  Net realized gain on investments                                       --               20
  Change in unrealized appreciation (depreciation)                  (60,072)         528,842
                                                                -----------      -----------
  Net increase in net assets resulting from operations              206,133        1,062,530
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                          (5,920)         (10,022)
    Class B                                                          (4,106)          (5,454)
    Class T                                                        (256,150)        (518,222)
  Capital gains
    Class A                                                              --             (370)
    Class B                                                              --             (197)
    Class T                                                              --          (18,752)
                                                                -----------      -----------
    Total distributions from shareholders                          (266,176)        (553,017)
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                          95,377           22,843
    Class B                                                         149,309           57,496
    Class T                                                         491,373          177,418
                                                                -----------      -----------
    Total net capital share transactions                            736,059          257,757
                                                                -----------      -----------
TOTAL INCREASE                                                      676,016          767,270
NET ASSETS
  Beginning of Period                                            12,124,819       11,357,549
                                                                -----------      -----------
  End of Period                                                 $12,800,835      $12,124,819
                                                                ===========      ===========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

TAX FREE FUND

                                                                              CLASS T SHARES
                                         ----------------------------------------------------------------------------------------
                                          (UNAUDITED)
                                          SIX MONTHS
                                             ENDED
                                         FEBRUARY 28,                             YEAR ENDED AUGUST 31,
                                         -------------   ------------------------------------------------------------------------
                                             2002            2001           2000           1999           1998           1997
                                         -------------   ------------   ------------   ------------   ------------   ------------
    Net Asset Value, Beginning of
     Period                              $ 10.71         $ 10.25        $ 10.14        $ 10.64        $ 10.27        $  9.93
    Investment income--net                  0.23            0.48           0.49           0.48           0.49           0.51
    Net realized and unrealized gain
     (loss) on investments                 (0.06)           0.48           0.12          (0.50)          0.37           0.33
                                         -------         -------        -------        -------        -------        -------
       Total from Investment Operations     0.17            0.96           0.61          (0.02)          0.86           0.84
    Less distributions from
      Investment income--net               (0.23)          (0.48)         (0.49)         (0.48)         (0.49)         (0.50)
      Capital gains                           --           (0.02)         (0.01)            --             --             --
                                         -------         -------        -------        -------        -------        -------
                    Total Distributions    (0.23)          (0.50)         (0.50)         (0.48)         (0.49)         (0.50)
                                         -------         -------        -------        -------        -------        -------
    Net Asset Value, End of Period       $ 10.65         $ 10.71        $ 10.25        $ 10.14        $ 10.64        $ 10.27
                                         =======         =======        =======        =======        =======        =======
                       Total Return (1)     1.60 %**        9.59 %         6.16 %        (0.28)%         8.58 %         8.61 %
                                         =======         =======        =======        =======        =======        =======
    RATIOS (IN
     PERCENTAGES)/SUPPLEMENTAL DATA
    Net Assets, end of period (000's
     omitted)                            $12,134         $11,700        $11,030        $11,218        $11,058        $10,700
    Ratio of expenses with
     reimbursement to average net
     assets                                 0.75 %*         0.75 %         0.75 %         0.73 %         0.75 %         0.54 %
    Ratio of expenses without
     reimbursement to average net
     assets                                 1.05 %*         1.08 %         1.11 %         1.23 %         1.25 %         1.27 %
    Ratio of net investment income to
     average net assets                     4.34 %*         4.59 %         4.84 %         4.53 %         4.60 %         4.97 %
    Portfolio turnover rate                 5.08 %          0.18 %         7.61 %         5.09 %        12.77 %        22.15 %

                                                   CLASS A SHARES                       CLASS B SHARES
                                -----------------------------------------------------   ------------
                                (UNAUDITED)                              PERIOD FROM    (UNAUDITED)
                                 SIX MONTHS                               JANUARY 1,     SIX MONTHS
                                   ENDED             YEAR ENDED            1999 TO         ENDED
                                FEBRUARY 28,         AUGUST 31,           AUGUST 31,    FEBRUARY 28,
                                ------------   -----------------------   ------------   ------------
                                    2002          2001         2000          1999           2002
                                ------------   ----------   ----------   ------------   ------------
      Net Asset Value,
       Beginning of Period      $  10.80       $  10.33     $  10.22     $  10.68       $  10.79
      Investment income--net        0.21           0.46         0.46         0.21           0.18
      Net realized and
       unrealized gain (loss)
       on investments              (0.06)          0.49         0.12        (0.46)         (0.05)
                                --------       --------     --------     --------       --------
         Total from Investment
                    Operations      0.15           0.95         0.58        (0.25)          0.13
      Less distributions from
        Investment income--net     (0.21)         (0.46)       (0.46)       (0.21)         (0.18)
        Capital gains                 --          (0.02)       (0.01)          --             --
                                --------       --------     --------     --------       --------
           Total Distributions     (0.21)         (0.48)       (0.47)       (0.21)         (0.18)
                                --------       --------     --------     --------       --------
      Net Asset Value, End of
       Period                   $  10.74       $  10.80     $  10.33     $  10.22       $  10.74
                                ========       ========     ========     ========       ========
              Total Return (1)      1.46 %**       9.34 %       5.86 %      (2.37)%**       1.26 %**
                                ========       ========     ========     ========       ========
      RATIOS (IN PERCENTAGES)/
       SUPPLEMENTAL DATA
      Net Assets, end of
       period                   $339,246       $245,697     $211,755     $194,917       $327,987
      Ratio of expenses with
       reimbursement to
       average net assets           1.00 %*        1.00 %       1.00 %       1.51 %*        1.50 %*
      Ratio of expenses
       without reimbursement
       to average net assets        1.27 %*        1.33 %       1.35 %       2.02 %*        1.76 %*
      Ratio of net investment
       income to average net
       assets                       4.06 %*        4.34 %       4.59 %       3.69 %*        3.59 %*
      Portfolio turnover rate       5.08 %         0.18 %       7.61 %       5.09 %         5.08 %

                                          CLASS B SHARES
                                --------------------------------------
                                                          PERIOD FROM
                                                           JANUARY 1,
                                      YEAR ENDED            1999 TO
                                      AUGUST 31,           AUGUST 31,
                                -----------------------   ------------
                                   2001         2000          1999
                                ----------   ----------   ------------
      Net Asset Value,
       Beginning of Period      $  10.32     $  10.20     $  10.68
      Investment income--net        0.40         0.41         0.18
      Net realized and
       unrealized gain (loss)
       on investments               0.49         0.13        (0.48)
                                --------     --------     --------
         Total from Investment
                    Operations      0.89         0.54        (0.30)
      Less distributions from
        Investment income--net     (0.40)       (0.41)       (0.18)
        Capital gains              (0.02)       (0.01)          --
                                --------     --------     --------
           Total Distributions     (0.42)       (0.42)       (0.18)
                                --------     --------     --------
      Net Asset Value, End of
       Period                   $  10.79     $  10.32     $  10.20
                                ========     ========     ========
              Total Return (1)     8.74%        5.47%        (2.85)%**
                                ========     ========     ========
      RATIOS (IN PERCENTAGES)/
       SUPPLEMENTAL DATA
      Net Assets, end of
       period                   $178,880     $115,025     $113,143
      Ratio of expenses with
       reimbursement to
       average net assets           1.50 %       1.50 %       2.01 %*
      Ratio of expenses
       without reimbursement
       to average net assets        1.84 %       1.87 %       2.52 %*
      Ratio of net investment
       income to average net
       assets                       3.82 %       4.12 %       3.20 %*
      Portfolio turnover rate       0.18 %       7.61 %       5.09 %

*   Ratios annualized
**  Returns are not annualized
(1) Does not include the effect of sales charge

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
PRIMARY FUND

                                                                         INTEREST/
                                                              MATURITY    STATED        FACE
COMMERCIAL PAPER                                                DATE      RATE(%)      AMOUNT        VALUE
COMPUTER RELATED--3.83%
Compaq Computer Corporation                                   03/18/02     2.250     $1,059,000   $ 1,057,874

CONSTRUCTION--2.76%
Centex Corporation                                            03/11/02     2.200        761,000       760,534

DIVERSIFIED--3.45%
Tyco International Group S.A.                                 03/05/02     2.350        951,000       950,751

ELECTRIC POWER--17.01%
Alliant Energy Corporation                                    03/08/02     2.150      1,193,000     1,192,501
American Electric Power Company                               03/27/02     2.300      1,204,000     1,201,999
Duquesne Light Company                                        03/21/02     2.300      1,065,000     1,063,639
Texas Utilities Company                                       03/26/02     2.200      1,238,000     1,236,108
                                                                                                  -----------
                                                                                                    4,694,247

ELECTRONICS--3.38%
Motorola Incorporated                                         03/28/02     2.250        934,000       932,424

FINANCIAL SERVICES--14.26%
DTE Energy Company                                            03/22/02     2.300        919,000       917,766
Houston Industries FinanceCo L.P.                             03/15/02     3.200      1,246,000     1,244,448
Kerr-McGee Credit LLC                                         03/06/02     2.150        700,000       699,791
Sprint Capital Corporation                                    03/14/02     2.500      1,074,000     1,073,029
                                                                                                  -----------
                                                                                                    3,935,034

FOOD PRODUCERS--3.87%
General Mills Incorporated                                    03/04/02     2.150      1,069,000     1,068,808

LEISURE TIME/GAMING--3.58%
Mattel Incorporated                                           03/12/02     2.200        990,000       989,334

LODGING/HOTELS--3.87%
Marriott International Incorporated                           03/13/02     2.250      1,069,000     1,068,198

MANUFACTURING-SPECIALITY--3.44%
PerkinElmer Incorporated                                      03/01/02     2.250        948,000       948,000

NATURAL GAS--5.77%
Atmos Energy Corporation                                      04/12/02     2.250        578,000       576,483
El Paso Natural Gas Company                                   03/20/02     2.600      1,018,000     1,016,602
                                                                                                  -----------
                                                                                                    1,593,085

OIL DOMESTIC--3.32%
Anadarko Petroleum Corporation                                03/06/02     2.100        917,000       916,732

PHOTOGRAPHY/IMAGING--3.62%
Eastman Kodak Company                                         03/19/02     2.150      1,000,000       998,923

PRINTING/PUBLISHING/NEWSPAPERS--4.43%
Cox Enterprises Incorporated                                  03/25/02     2.250      1,225,000     1,223,162

RETAIL-SPECIALTY--4.48%
AutoZone Incorporated                                         03/07/02     2.250      1,237,000     1,236,536

TRANSPORTATION-MISCELLANEOUS--3.62%
Hertz Corporation                                             04/02/02     2.300      1,000,000       997,955
                                                                                                  -----------
                                                                 TOTAL COMMERCIAL PAPER--84.69%
                                                                             (COST $23,371,597)    23,371,597
                                                                                                  -----------

SCHEDULE OF INVESTMENTS  February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
PRIMARY FUND, CONTINUED

                                                                         INTEREST/
                                                              MATURITY    STATED        FACE
CORPORATE BONDS                                                 DATE      RATE(%)      AMOUNT        VALUE
BUILDING SUPPLIES--1.03%
Armstrong World Industries, Incorporated (a)                  08/15/03     6.350     $  500,000   $   285,000

ELECTRIC POWER--1.89%
West Penn Power Company                                       06/01/04     6.375        500,000       521,939

FINANCIAL SERVICES--3.07%
Finova Group Incorporated                                     11/15/09     7.500        150,000        53,250
Household Finance Corporation                                 08/15/03     6.250        265,000       272,443
Transamerica Financial Corporation                            05/14/04     6.370        500,000       520,619
                                                                                                  -----------
                                                                                                      846,312

LEISURE TIME/GAMING--1.45%
Carnival Cruise Lines                                         10/01/03     6.150        400,000       399,889

MEDIA-TV/RADIO/CABLE--1.85%
TCI Communications, Incorporated                              05/01/03     6.375        500,000       511,251
                                                                                                  -----------
                                                                   TOTAL CORPORATE BONDS--9.29%
                                                                              (COST $2,795,613)     2,564,391
                                                                                                  -----------
MUNICIPAL BONDS
WATER & SEWER--1.92%
Lower Colorado River Authority, Texas Revenue Bonds,
 Refunding and Improvement Series C (Rating(b) Aaa/AAA)       05/15/04     6.820        500,000       529,975
                                                                                                  -----------
                                                                   TOTAL MUNICIPAL BONDS--1.92%
                                                                                (COST $500,562)       529,975
                                                                                                  -----------
U S GOVERNMENT AGENCY AND
U S GOVERNMENT SECURITIES
U S GOVERNMENT AGENCY SECURITIES--0.76%
Federal Home Loan Bank                                        11/10/03     5.750        200,000       209,129

U S GOVERNMENT SECURITIES--3.45%
U S Treasury Bonds                                            02/15/29     5.250      1,000,000       953,008
                                                                                                  -----------
                               TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES--4.21%
                                                                              (COST $1,081,511)     1,162,137
                                                                                                  -----------
                                                                     TOTAL INVESTMENTS--100.11%
                                                                             (Cost $27,749,283)    27,628,100
                                                 LIABILITIES IN EXCESS OF OTHER ASSETS--(0.11)%       (32,302)
                                                                                                  -----------
                                                                      TOTAL NET ASSETS--100.00%   $27,595,798
                                                                                                  ===========

NOTES TO SCHEDULE OF INVESTMENTS

(a)  Security is in default of interest.
(b)  Ratings assigned by Moody's Investor's Service, Inc.
     ("Moody's") and Standard & Poor's Corporation ("S&P").
     Ratings are unaudited.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
PRIMARY FUND

ASSETS
Investment in securities, at value                            $27,628,100
Prepaid expenses                                                      377
Receivable for:
  Capital stock sold                                                2,284
  Interest                                                         68,575
  Expense reimbursement                                             2,575
Other assets                                                        2,782
                                                              -----------
                                                TOTAL ASSETS   27,704,693
                                                              -----------
LIABILITIES
Distribution payable                                                2,913
Capital stock reacquired                                           37,152
Accrued:
  Investment advisory fee                                           9,992
  Service fee                                                       4,996
Other liabilities                                                  53,842
                                                              -----------
                                           TOTAL LIABILITIES      108,895
                                                              -----------
                                                  NET ASSETS  $27,595,798
                                                              ===========
Shares of capital stock outstanding, (1,176,000,000 shares
 authorized, $.01 par value per share)                         27,763,659
                                                              ===========
Net asset value                                               $      0.99
                                                              ===========

STATEMENT OF OPERATIONS  Six Months Ended February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                      $478,471
                                                              --------
EXPENSES
Investment advisory fees                                        70,189
Service fees                                                    35,094
Professional fees                                                2,319
Custody and transaction fees                                    11,887
Directors' fees                                                  4,482
Qualification fees                                               4,200
Shareholder reporting expenses                                   1,955
Insurance expenses                                               3,508
Other                                                               80
                                                              --------
                                              TOTAL EXPENSES   133,714
                                    LESS EXPENSES REIMBURSED   (21,638)
                                                              --------
                                                NET EXPENSES   112,076
                                                              --------
INVESTMENT INCOME--NET                                         366,395
                                                              --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Change in unrealized depreciation of investments for the
   period                                                      (88,478)
                                                              --------
NET LOSS ON INVESTMENTS                                        (88,478)
                                                              --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $277,917
                                                              ========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
PRIMARY FUND

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED   YEAR ENDED
                                                                FEBRUARY 28,     AUGUST 31,
                                                              ----------------   -----------
                                                                    2002            2001
                                                              ----------------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                         $   366,395     $ 1,302,912
  Net realized gain on investments                                        --           5,882
  Change in unrealized appreciation (depreciation)                   (88,478)        176,100
                                                                 -----------     -----------
  Net increase in net assets resulting from operations               277,917       1,484,894
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                            (366,395)     (1,302,912)
CAPITAL SHARE TRANSACTION--NET                                    (4,172,759)      4,880,407
                                                                 -----------     -----------
TOTAL INCREASE (DECREASE)                                         (4,261,237)      5,062,389
NET ASSETS
  Beginning of Period                                             31,857,035      26,794,646
                                                                 -----------     -----------
  End of Period                                                  $27,595,798     $31,857,035
                                                                 ===========     ===========

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

                                          (UNAUDITED)
                                          SIX MONTHS
                                             ENDED
                                         FEBRUARY 28,                             YEAR ENDED AUGUST 31,
                                         -------------   ------------------------------------------------------------------------
                                             2002            2001           2000           1999           1998           1997
                                         -------------   ------------   ------------   ------------   ------------   ------------
      Net Asset Value, Beginning of
       Period                            $  1.00         $  0.99        $  1.00        $  1.00        $  1.00        $  1.00
      Investment income--net                0.03            0.05           0.06           0.05           0.05           0.05
      Net realized and unrealized gain
       (loss) on investments               (0.01)           0.01          (0.01)            --             --             --
                                         -------         -------        -------        -------        -------        -------
       Total from Investment Operations     0.02            0.06           0.05           0.05           0.05           0.05
      Less distributions from
        Investment income--net             (0.03)          (0.05)         (0.06)         (0.05)         (0.05)         (0.05)
                                         -------         -------        -------        -------        -------        -------
                    Total Distributions    (0.03)          (0.05)         (0.06)         (0.05)         (0.05)         (0.05)
                                         -------         -------        -------        -------        -------        -------
      Net Asset Value, End of Period     $  0.99         $  1.00        $  0.99        $  1.00        $  1.00        $  1.00
                                         =======         =======        =======        =======        =======        =======
                           Total Return     0.34 %**        6.20 %         4.68 %         4.75 %         5.15 %         4.98 %
                                         =======         =======        =======        =======        =======        =======
      RATIOS (IN
       PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's
       omitted)                          $27,596         $31,857        $26,795        $30,838        $34,577        $33,045
      Ratio of expenses with
       reimbursement to average net
       assets                               0.80 %*         0.80 %         0.80 %         0.80 %         0.80 %         0.80 %
      Ratio of expenses without
       reimbursement to average net
       assets                               0.95 %*         0.97 %         1.04 %         1.06 %         0.98 %         1.01 %
      Ratio of net investment income to
       average net assets                   2.62 %*         5.10 %         5.55 %         4.66 %         5.02 %         4.86 %
      Portfolio turnover rate                 --              --          18.46 %        30.47 %           --             --

*   Ratios annualized

**  Returns are not annualized

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
MONEY MARKET FUND

                                                                         INTEREST/
                                                              MATURITY    STATED        FACE
COMMERCIAL PAPER                                                DATE      RATE(%)      AMOUNT        VALUE
DRUGS--3.73%
Merck & Company, Incorporated                                 03/11/02     1.750     $5,352,000   $  5,349,396

ELECTRIC POWER--6.43%
Boston Edison Company                                         03/19/02     1.780      4,847,000      4,842,684
Idaho Power Company                                           03/07/02     1.800      4,371,000      4,369,688
                                                                                                  ------------
                                                                                                     9,212,372

ELECTRONICS--4.54%
Sharp Electronics Corporation                                 03/08/02     1.650      6,500,000      6,497,911

FINANCIAL SERVICES--17.12%
BP Amoco Capital PLC                                          05/07/02     1.760      6,648,000      6,626,200
Dollar Thrifty Funding Corporation                            03/12/02     1.800      5,507,000      5,503,971
FPL Fuels Incorporated                                        04/01/02     1.800      6,710,000      6,699,598
General Electric Capital Corporation                          03/26/02     1.730      5,700,000      5,693,135
                                                                                                  ------------
                                                                                                    24,522,904

FOOD PRODUCERS--3.68%
Kraft Foods Incorporated                                      03/04/02     1.700      5,268,000      5,267,252

MANUFACTURING-DIVERSIFIED--2.23%
PPG Industries Incorporated                                   03/28/02     1.770      3,202,000      3,197,749

PRINTING/PUBLISHING/NEWSPAPERS--12.66%
Knight Ridder Incorporated                                    04/22/02     1.800      6,000,000      5,984,378
McGraw-Hill Companies, Incorporated (The)                     05/21/02     1.800      5,405,000      5,383,078
New York Times Company (The)                                  05/13/02     1.800      6,798,000      6,773,182
                                                                                                  ------------
                                                                                                    18,140,638
                                                                                                  ------------
                                                                 TOTAL COMMERCIAL PAPER--50.39%
                                                                             (Cost $72,188,222)     72,188,222
                                                                                                  ------------
U S GOVERNMENT AND AGENCY
SHORT-TERM OBLIGATIONS
GOVERNMENT AGENCIES--49.04%
Federal Home Loan Bank                                        03/06/02     1.710      7,225,000      7,223,283
Federal Home Loan Bank                                        03/13/02     1.720      9,015,000      9,009,827
Federal Home Loan Bank                                        03/15/02     1.730      7,436,000      7,430,994
Federal Home Loan Bank                                        03/20/02     1.730      6,900,000      6,893,697
Federal Home Loan Mortgage Corporation                        03/05/02     1.730     10,675,000     10,672,946
Federal Home Loan Mortgage Corporation                        06/07/02     1.740      2,505,000      2,493,124
Federal National Mortgage Association                         03/01/02     1.710      6,167,000      6,167,000
Federal National Mortgage Association                         04/24/02     1.680      6,410,000      6,393,819
Federal National Mortgage Association                         05/22/02     1.755      8,603,000      8,568,596
Federal National Mortgage Association                         07/08/02     1.825      5,450,000      5,414,296
                                                                                                  ------------
                                 TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS--49.04%
                                                                             (Cost $70,267,582)     70,267,582
                                                                                                  ------------
                                                                      TOTAL INVESTMENTS--99.43%
                                                                            (Cost $142,455,804)    142,455,804
                                                 CASH AND OTHER ASSETS, LESS LIABILITIES--0.57%        817,248
                                                                                                  ------------
                                                                      TOTAL NET ASSETS--100.00%   $143,273,052
                                                                                                  ============

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
MONEY MARKET FUND

ASSETS
Investment in securities, at value                            $  142,455,804
Prepaid expenses                                                      36,263
Receivable for:
  Capital stock sold                                                 933,600
Other assets                                                           7,554
                                                              --------------
                                                TOTAL ASSETS     143,433,221
                                                              --------------
LIABILITIES
Capital stock reaquired                                              100,727
Accrued:
  Investment advisory fee                                             23,484
  Service fee                                                         22,623
Other liabilities                                                     13,335
                                                              --------------
                                           TOTAL LIABILITIES         160,169
                                                              --------------
                                                  NET ASSETS  $  143,273,052
                                                              ==============
Shares of capital stock outstanding, (1,000,000,000 shares
 authorized, $.01 par value per share)                           143,273,052
                                                              ==============
Net asset value                                               $         1.00
                                                              ==============
NET ASSETS:
Class A                                                       $  143,273,052
----------------------------------------------------------------------------
Class B                                                       $            0
----------------------------------------------------------------------------
  TOTAL NET ASSETS                                            $  143,273,052
                                                              ==============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                   1,800,000,000
  Outstanding                                                    143,273,052
----------------------------------------------------------------------------
Class B:
  Authorized                                                     200,000,000
  Outstanding                                                            -0-
----------------------------------------------------------------------------
Class A:
  Net asset value and offering price per share                $         1.00
----------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  Six Months Ended February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
MONEY MARKET FUND

INVESTMENT INCOME
Interest                                                      $1,345,743
                                                              ----------
EXPENSES
Investment advisory fees                                         138,288
Service fees                                                     135,424
Professional fees                                                  2,319
Custody and transaction fees                                      25,911
Directors' fees                                                    4,482
Qualification fees                                                10,819
Shareholder reporting expenses                                     2,092
Insurance expenses                                                16,506
Other                                                                359
                                                              ----------
                                              TOTAL EXPENSES     336,200
                                    LESS EXPENSES REIMBURSED     (28,962)
                                                              ----------
                                                NET EXPENSES     307,238
                                                              ----------
INVESTMENT INCOME--NET                                        $1,038,505
                                                              ==========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                FEBRUARY 28,      AUGUST 31,
                                                              ----------------   ------------
                                                                    2002             2001
                                                              ----------------   ------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                        $  1,038,505     $  4,762,229
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                          (1,038,505)      (4,762,229)

CAPITAL SHARE TRANSACTIONS--NET                                   41,181,515       47,833,951
                                                                ------------     ------------
TOTAL INCREASE                                                    41,181,515       47,833,951
NET ASSETS
  Beginning of Period                                            102,091,537       54,257,586
                                                                ------------     ------------
  End of Period                                                 $143,273,052     $102,091,537
                                                                ============     ============

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

MONEY MARKET FUND

                                                                   (UNAUDITED)                              PERIOD FROM
                                                                   SIX MONTHS                             JANUARY 1, 1999
                                                                      ENDED            YEAR ENDED                TO
                                                                  FEBRUARY 28,         AUGUST 31,            AUGUST 31,
                                                                  -------------   ---------------------   ----------------
                                                                      2002          2001        2000            1999
                                                                  -------------   ---------   ---------   ----------------
      Net Asset Value, Beginning of Period                        $   1.00        $   1.00     $  1.00        $  1.00
      Investment income--net                                          0.01            0.05        0.05           0.03
                                                                  --------        --------     -------        -------
                                Total from Investment Operations      0.01            0.05        0.05           0.03
      Less distributions from
        Investment income--net                                       (0.01)          (0.05)      (0.05)         (0.03)
                                                                  --------        --------     -------        -------
                                             Total Distributions     (0.01)          (0.05)      (0.05)         (0.03)
                                                                  --------        --------     -------        -------
      Net Asset Value, End of Period                              $   1.00        $   1.00     $  1.00        $  1.00
                                                                  ========        ========     =======        =======
                                                    Total Return     0.87% **        4.92%       5.56%           2.89 % **
                                                                  ========        ========     =======        =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)                   $143,273        $102,092     $54,258        $10,681
      Ratio of expenses with reimbursement to average net assets     0.50% *         0.49%       0.49%           0.50 % *
      Ratio of expenses without reimbursement to average net
       assets                                                        0.55% *         0.49%       0.66%           1.22 % *
      Ratio of net investment income to average net assets           1.69% *         4.63%       5.58%           4.45 % *

*   Ratios annualized

**  Returns are not annualized

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS  February 28, 2002 (Unaudited)
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The SM&R Investments, Inc. (the "Company"), is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Company is comprised of the SM&R Alger Technology Fund ("Alger Technology Fund"), SM&R Alger Aggressive Growth Fund ("Alger Aggressive Growth Fund"), SM&R Alger Small-Cap Fund ("Alger Small-Cap Fund"), SM&R Alger Growth Fund ("Alger Growth Fund"), SM&R Growth Fund ("Growth Fund"), SM&R Equity Income Fund ("Equity Income Fund"), SM&R Balanced Fund ("Balanced Fund"), SM&R Government Bond Fund ("Government Bond Fund"), SM&R Tax Free Fund ("Tax Free Fund"), SM&R Primary Fund ("Primary Fund") and SM&R Money Market Fund ("Money Market Fund"). The Government Bond Fund, Tax Free Fund, Money Market Fund and Primary Fund are collectively referred to as the "Fixed Income Funds", while the Alger Technology Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund, Alger Growth Fund, Growth Fund, Equity Income Fund and Balanced Fund are referred to as the "Equity Funds".

The Fixed Income Funds have each been a series of the Company since March 16, 1992 for the Government Bond Fund and Primary Fund, since September 9, 1993 for the Tax Free Fund and January 1, 1999 for the Money Market Fund. The Growth Fund, Equity Income Fund and Balanced Fund were added as separate series of the Company as of January 1, 2001. Previously, they existed as separate mutual funds and were reported to shareholders as the SM&R Equity Funds. As of September 1, 2000, the Alger Technology Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund and Alger Growth Fund were added as new series of the Company.

As of January 1, 1999, the Growth Fund, Equity Income Fund, Balanced Fund, Government Bond Fund and Tax Free Fund each adopted a Multiple Class Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Each had a single class of shares, and were offering two new classes. The existing shares are the Class T shares, and the newly offered classes are: the Class A shares subject to an initial sales charge and a distribution and shareholder servicing plan ("12b-1 Plan"); and the Class B shares subject to a contingent deferred sales charge and a 12b-1 Plan.

The Alger Technology Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund and Alger Growth Fund, each offer two classes of shares since September 1, 2000, they are: the Class A shares subject to an initial sales charge and a 12b-1 Plan; and the Class B shares subject to a contingent deferred sales charge and a 12b-1 Plan.

As of January 1, 2001, the Money Market Fund adopted a Multiple Class Plan and now offers two classes of shares. The existing shares are Class A shares and have no sales charge and no 12b-1 Plan, the Class B shares also have no sales charge, but does have a 12b-1 Plan. The Primary Fund does not have separate classes, a sales charge or a 12b-1 Plan.

CHANGE IN FISCAL YEAR END:

The Growth Fund, Equity Income Fund and Balanced Fund changed their fiscal year end from December 31 to August 31, effective January 1, 2001 when they were added as a separate series of the Company. These funds have not changed their tax year end to date.

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED

SECURITY VALUATION:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:

Investment transactions are accounted for on the trade date (date order to buy or sell is executed). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost for financial reporting and federal income tax purposes.

FEDERAL INCOME TAXES:

For federal income tax purposes, each series is treated as a separate entity. The Company intends to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intend to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements. The Fixed Income Funds have changed their tax year end from December 31 to August 31 and the new series, Alger Technology Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund and Alger Growth Fund has the same tax year end and fiscal year end. At August 31, 2001, the Fixed Income Funds' and new series' tax year end, the Government Bond Fund, Primary Fund, Alger Technology Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund and Alger Growth Fund, had capital loss carryforwards that will expire in various years of approximately $247,000 -- 2003, $36,000 -- 2007, $232,000 -- 2009, $117,000 --
2009, $139,000 -- 2009 and $92,000 -- 2009, respectively. At December 31, 2001, the Growth Fund had capital loss carryforward that will expire in 2009 of approximately $4,738,000.

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:

Fund shares are sold in a continuous public offering at net asset value plus a sales charge, except for the Primary and Money Market Funds all their transactions are made at net asset value. The Company may repurchase shares at net asset value. Dividends and other distributions are recorded by the each fund on the ex-dividend date and may be reinvested at net asset value.

EXPENSES:

Distribution, qualification fees or other fees directly attributable to a series' class of shares are charged to that series' class operations. All other operating expenses not directly attributable to a series are prorated among the series based on the relative amount of each series' net assets or shareholders, and then allocated among the classes of that series.

Any organizational costs for the new classes or series was paid by Securities Management and Research, Inc.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES:

Securities Management and Research, Inc. ("SM&R") is the investment advisor and principal underwriter for the Company. Investment advisory fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

EQUITY FUNDS:

Alger Technology Fund                                           1.35%*
Alger Aggressive Growth Fund                                    1.05%*
Alger Small-Cap Fund                                            1.00%*
Alger Growth Fund                                               0.85%*

*   All average daily net assets

Through an investment sub-advisory agreement, SM&R has delegated the day-to-day investment management of Alger Growth Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund and Alger Technology Fund to Fred Alger Management, Inc. Fred Alger Management makes investment decisions for each of these funds and continuously reviews and administers the investment program. SM&R monitors Fred Alger Management's buying and selling of securities and administration of these series' investment program. Pursuant to the sub-advisory agreement, SM&R is responsible for paying a sub-advisory fee to Fred Alger Management for each of these series. The series are not responsible for paying the sub-advisory fee directly.

GROWTH, EQUITY INCOME AND BALANCED FUNDS

                                                               INVESTMENT
NET ASSETS                                                    ADVISORY FEE
Less than $100,000,000                                           0.750%
$100,000,000 -- $200,000,000                                     0.625%
$200,000,000 -- $300,000,000                                     0.500%
More than $300,000,000                                           0.400%

FIXED INCOME FUNDS:
GOVERNMENT BOND AND TAX FREE FUNDS

                                                               INVESTMENT
NET ASSETS                                                    ADVISORY FEE
Less than $100,000,000                                            0.50%
$100,000,000 -- $300,000,000                                      0.45%
More than $300,000,000                                            0.40%

PRIMARY FUND

All average daily net assets                                    0.50%

MONEY MARKET FUND

All average daily net assets                                    0.25%

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES--CONTINUED

ADMINISTRATIVE SERVICE FEES:

Administrative service fees paid to SM&R by the each of the series are computed as a percentage of average daily net assets as follows:

NET ASSETS                                                    SERVICE FEES
Less than $100,000,000                                           0.25%
$100,000,000 -- $200,000,000                                     0.20%
$200,000,000 -- $300,000,000                                     0.15%
More than $300,000,000                                           0.10%

SM&R has agreed to reimburse the Growth Fund, Equity Income Fund, Balanced Fund, Government Bond Fund, Tax Free Fund and Primary Fund for regular operating expenses in excess of 1.25% per annum of the average daily net assets, and the Money Market Fund in excess of 0.50%. Regular operating expenses include the advisory fee and administrative service fee, but does not include the distribution and shareholder servicing fee. SM&R has voluntarily agreed to reimburse the Primary Fund for regular operating expenses in excess of 0.80% per annum of average daily net assets, the Tax Free Fund for regular operating expenses in excess of 0.75% per annum of average daily net assets and the Government Bond Fund for regular operating expenses in excess of 1.00% per annum of average daily net assets.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES:

The Company has adopted a 12b-1 Plan, for each series, except the Primary Fund, with respect to each series' Class A shares and Class B shares (the "Class A Plan and the "Class B Plan", respectively and collectively, the "Plans"). The Plans permit each class a distribution fee to compensate SM&R, or enable SM&R to compensate other persons, including Distributors, for distribution costs such as service fees paid to dealers, printing and distribution of prospectuses to prospective investors, sales literature and other sales and distribution related activities. The Plans also permit a shareholder servicing fee to compensate SM&R, or enable SM&R to compensate Service Providers, for providing ongoing servicing to shareholders of the Company. These fees are computed as an annual percentage of the average daily net assets of each class of shares of a series, as follows:

GROWTH, EQUITY INCOME, BALANCED, GOVERNMENT BOND AND TAX FREE FUNDS

                                                            DISTRIBUTION   SERVICE    TOTAL 12B-1
                                                                FEE          FEE          FEE
Class A Shares                                                  0.25%         --         0.25%
Class B Shares                                                  0.50%       0.25%        0.75%

MONEY MARKET FUND

Class A Shares                                                 --         --         --
Class B Shares                                               0.50%        --       0.50%

ALGER TECHNOLOGY, ALGER AGGRESSIVE GROWTH, ALGER SMALL-CAP AND ALGER GROWTH
FUNDS

Class A Shares                                               0.35%        --       0.35%
Class B Shares                                               1.00%        --       1.00%

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES--CONTINUED

For the six months ended February 28, 2002, each series paid or accrued the following, as compensation under the Plans:

Alger Technology Fund                                         $   972
Alger Aggressive Growth Fund                                  $ 2,136
Alger Small-Cap Fund                                          $ 1,450
Alger Growth Fund                                             $ 4,430
Growth Fund                                                   $18,511
Equity Income Fund                                            $29,118
Balanced Fund                                                 $ 9,027
Government Bond Fund                                          $ 2,004
Tax Free Fund                                                 $ 1,058
Money Market Fund                                             $    --

SALES CHARGES:

During the six months ended February 28, 2002, SM&R, as principal underwriter, received as sales charges on sales of capital stock of the each series and made reallowances to dealers as follows:

                                                    SALES                SALES
                                                   CHARGES              CHARGES
                                               RECEIVED BY SM&R   REALLOWED TO DEALERS
Alger Technology Fund                              $   486               $   189
Alger Aggressive Growth                            $ 2,320               $   997
Alger Small-Cap Fund                               $ 1,945               $ 1,154
Alger Growth Fund                                  $ 6,508               $ 3,114
Growth Fund                                        $61,851               $ 3,361
Equity Income Fund                                 $56,926               $ 2,411
Balanced Fund                                      $24,638               $ 2,553
Government Bond Fund                               $19,623               $11,601
Tax Free Fund                                      $ 4,607               $    --

For the six months ended February 28, 2002, SM&R received $17,374 for contingent deferred sales charges imposed on the redemptions of Class B shares of capital stock of the series.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES--CONTINUED

SM&R is a wholly-owned subsidiary of American National Insurance Company ("American National"). As of February 28, 2002, SM&R and American National had the following ownership in these series:

                                   SM&R                      AMERICAN NATIONAL
                       ----------------------------   -------------------------------
                                  PERCENT OF SHARES                 PERCENT OF SHARES
                        SHARES       OUTSTANDING        SHARES         OUTSTANDING
Growth Fund            223,725          0.65%             782,463         2.26%
Equity Income Fund      19,813          0.32%                  --           --
Balanced Fund          142,629          8.46%              56,815         3.37%
Government Bond Fund   586,469         22.83%              76,650         2.98%
Tax Free Fund          147,890         12.31%                  --           --
Primary Fund            22,044          0.08%           5,495,297        19.79%
Money Market Fund      751,980          0.52%         105,252,118        73.46%

Through the investment sub-advisory agreement, Fred Alger Management, Inc. is affiliated with SM&R. As of February 28, 2002, Fred Alger Management, Inc. had the following ownership in these series:

                                                        PERCENT OF SHARES
                                              SHARES       OUTSTANDING
Alger Technology Fund                         25,000         17.00%
Alger Aggressive Growth Fund                  25,000         13.01%
Alger Small-Cap Fund                          25,000         23.78%
Alger Growth Fund                             25,000         10.26%

The Company pays directors' fees and expenses for all the disinterested directors.

During the six months ended February 28, 2002, the Alger Technology Fund, Alger Aggressive Growth, Alger Small-Cap Fund and Alger Growth Fund paid commissions for portfolio transactions to Fred Alger & Co., Inc., in the amount of $743, $1,582, $1,196 and $2,510, respectively.

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENT SECURITIES

Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments in securities, other than commercial paper, were as follows:

                                           PURCHASES       SALES
Alger Technology Fund                     $   619,170   $   512,376
Alger Aggressive Growth                   $ 1,002,895   $   671,807
Alger Small-Cap Fund                      $   659,383   $   590,738
Alger Growth Fund                         $ 1,336,730   $   916,837
Growth Fund                               $25,211,955   $25,617,078
Equity Income Fund                        $34,080,247   $40,451,911
Balanced Fund                             $ 4,777,248   $ 4,538,265
Government Bond Fund                      $ 3,505,469   $ 1,039,126
Tax Free Fund                             $ 1,697,759   $   615,000
Primary                                   $        --   $        --

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENT SECURITIES--CONTINUED

Gross unrealized appreciation and depreciation as of February 28, 2002, were as follows:

                                          APPRECIATION   DEPRECIATION
Alger Technology Fund                     $    12,164    $    71,875
Alger Aggressive Growth Fund              $    59,682    $    41,888
Alger Small-Cap Fund                      $    50,101    $    36,426
Alger Growth Fund                         $    58,325    $    80,107
Growth Fund                               $30,631,227    $23,134,961
Equity Income Fund                        $29,002,980    $14,672,272
Balanced Fund                             $ 3,434,923    $   862,957
Government Bond Fund                      $   963,230    $   106,801
Tax Free Fund                             $   675,952    $     1,394
Primary Fund                              $   185,881    $   307,064

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 4--CAPITAL STOCK

SM&R ALGER TECHNOLOGY FUND

                                                                  SIX MONTHS ENDED              YEAR ENDED
                                                                 FEBRUARY 28, 2002            AUGUST 31, 2001
                                                                --------------------        -------------------
                                                                 SHARES     AMOUNT           SHARES     AMOUNT
                                                                --------   ---------        --------   --------
  Sale of capital shares:
    Class A                                                      11,224    $  33,665         71,889    $522,878
    Class B                                                      40,558      126,708         25,460     115,237
                                                                -------    ---------         ------    --------
    Total sale of capital shares                                 51,782      160,373         97,349     638,115
  Redemptions of capital shares outstanding:
    Class A                                                        (641)      (2,014)          (791)     (3,395)
    Class B                                                        (460)      (1,386)          (159)       (603)
                                                                -------    ---------         ------    --------
    Total redemptions of capital shares outstanding              (1,101)      (3,400)          (950)     (3,998)
                                                                -------    ---------         ------    --------
  Net increase in capital shares outstanding                     50,681    $ 156,973         96,399    $634,117
                                                                           =========                   ========
  Shares outstanding at beginning of period                      96,399                          --
                                                                -------                      ------
  Shares outstanding at end of period                           147,080                      96,399
                                                                =======                      ======
  Net assets as of February 28, 2002, are comprised of the
    following:
  Capital (par value and additional paid-in)                               $ 742,716
  Accumulated net realized loss on investments                              (297,323)
  Net unrealized depreciation of investments                                 (59,711)
                                                                           ---------
  Net Assets                                                               $ 385,682
                                                                           =========

SM&R ALGER AGGRESSIVE GROWTH FUND

                                                                  SIX MONTHS ENDED               YEAR ENDED
                                                                  FEBRUARY 28, 2002            AUGUST 31, 2001
                                                                ---------------------        -------------------
                                                                 SHARES      AMOUNT           SHARES     AMOUNT
                                                                --------   ----------        --------   --------
  Sale of capital shares:
    Class A                                                      51,952    $  293,745         89,166    $697,477
    Class B                                                      24,010       140,451         39,863     268,366
                                                                -------    ----------        -------    --------
    Total sale of capital shares                                 75,962       434,196        129,029     965,843
  Redemptions of capital shares outstanding:
    Class A                                                      (5,079)      (28,299)        (6,652)    (44,072)
    Class B                                                        (341)       (1,975)          (696)     (4,556)
                                                                -------    ----------        -------    --------
    Total redemptions of capital shares outstanding              (5,420)      (30,274)        (7,348)    (48,628)
                                                                -------    ----------        -------    --------
  Net increase in capital shares outstanding                     70,542    $  403,922        121,681    $917,215
                                                                           ==========                   ========
  Shares outstanding at beginning of period                     121,681                           --
                                                                -------                      -------
  Shares outstanding at end of period                           192,223                      121,681
                                                                =======                      =======
  Net assets as of February 28, 2002, are comprised of the
    following:
  Capital (par value and additional paid-in)                               $1,273,130
  Accumulated net realized loss on investments                               (242,981)
  Net unrealized appreciation of investments                                   17,794
                                                                           ----------
  Net Assets                                                               $1,047,943
                                                                           ==========

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 4--CAPITAL STOCK--CONTINUED

SM&R ALGER SMALL-CAP FUND

                                                                  SIX MONTHS ENDED              YEAR ENDED
                                                                 FEBRUARY 28, 2002            AUGUST 31, 2001
                                                                --------------------        -------------------
                                                                 SHARES     AMOUNT           SHARES     AMOUNT
                                                                --------   ---------        --------   --------
  Sale of capital shares:
    Class A                                                      16,544    $  89,435         53,339    $454,833
    Class B                                                      11,363       62,285         30,549     223,909
                                                                -------    ---------         ------    --------
    Total sale of capital shares                                 27,907      151,720         83,888     678,742
  Redemptions of capital shares outstanding:
    Class A                                                      (1,444)      (7,411)          (111)       (709)
    Class B                                                      (4,958)     (29,254)          (166)     (1,047)
                                                                -------    ---------         ------    --------
    Total redemptions of capital shares outstanding              (6,402)     (36,665)          (277)     (1,756)
                                                                -------    ---------         ------    --------
  Net increase in capital shares outstanding                     21,505    $ 115,055         83,611    $676,986
                                                                           =========                   ========
  Shares outstanding at beginning of period                      83,611                          --
                                                                -------                      ------
  Shares outstanding at end of period                           105,116                      83,611
                                                                =======                      ======
  Net assets as of February 28, 2002, are comprised of the
    following:
  Capital (par value and additional paid-in)                               $ 731,297
  Accumulated net realized loss on investments                              (187,335)
  Net unrealized appreciation of investments                                  13,675
                                                                           ---------
  Net Assets                                                               $ 557,637
                                                                           =========

SM&R ALGER GROWTH FUND

                                                                  SIX MONTHS ENDED                YEAR ENDED
                                                                  FEBRUARY 28, 2002             AUGUST 31, 2001
                                                                ---------------------        ---------------------
                                                                 SHARES      AMOUNT           SHARES      AMOUNT
                                                                --------   ----------        --------   ----------
  Sale of capital shares:
    Class A                                                      35,929    $  222,514        120,823    $  965,426
    Class B                                                      44,625       275,054         72,627       520,550
                                                                -------    ----------        -------    ----------
    Total sale of capital shares                                 80,554       497,568        193,450     1,485,976
  Redemptions of capital shares outstanding:
    Class A                                                      (4,414)      (27,155)       (25,362)     (172,576)
    Class B                                                        (286)       (1,790)          (194)       (1,258)
                                                                -------    ----------        -------    ----------
    Total redemptions of capital shares outstanding              (4,700)      (28,945)       (25,556)     (173,834)
                                                                -------    ----------        -------    ----------
  Net increase in capital shares outstanding                     75,854    $  468,623        167,894    $1,312,142
                                                                           ==========                   ==========
  Shares outstanding at beginning of period                     167,894                           --
                                                                -------                      -------
  Shares outstanding at end of period                           243,748                      167,894
                                                                =======                      =======
  Net assets as of February 28, 2002, are comprised of the
    following:
  Capital (par value and additional paid-in)                               $1,731,965
  Accumulated net realized loss on investments                               (275,783)
  Net unrealized depreciation of investments                                  (21,782)
                                                                           ----------
  Net Assets                                                               $1,434,400
                                                                           ==========

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 4--CAPITAL STOCK--CONTINUED

SM&R GROWTH FUND

                                              SIX MONTHS ENDED              EIGHT MONTHS ENDED                 YEAR ENDED
                                             FEBRURARY 28, 2002               AUGUST 31, 2001               DECEMBER 31, 2000
                                          -------------------------      -------------------------      -------------------------
                                            SHARES        AMOUNT           SHARES        AMOUNT           SHARES        AMOUNT
                                          ----------   ------------      ----------   ------------      ----------   ------------
  Sales of capital shares:
    Class T                                  625,709   $  2,520,651         871,617   $  4,288,965       2,302,976   $ 15,090,476
    Class A                                  491,414      1,856,552       1,192,171      5,813,487         744,302      4,896,956
    Class B                                  145,363        575,724         180,836        848,847         386,530      2,489,130
                                          ----------   ------------      ----------   ------------      ----------   ------------
    Total sale of capital shares           1,262,486      4,952,927       2,244,624     10,951,299       3,433,808     22,476,562
  Investment income dividends
    reinvested:
    Class T                                   47,949        197,553          49,269        230,111         165,407      1,015,265
    Class A                                      549          2,225              --             --           1,593         10,364
    Class B                                       --             --              --             --              --             --
                                          ----------   ------------      ----------   ------------      ----------   ------------
    Total investment income dividends
     reinvested                               48,498        199,778          49,269        230,111         167,000      1,025,629
  Distributions from net realized gains
    reinvested:
    Class T                                       --             --              --             --       3,190,718     17,722,589
    Class A                                       --             --              --             --         114,118        627,233
    Class B                                       --             --              --             --          57,482        311,353
                                          ----------   ------------      ----------   ------------      ----------   ------------
    Total distributions from net
     realized gains                               --             --              --             --       3,362,318     18,661,175
  Redemptions of capital shares
    outstanding:
    Class T                               (1,481,172)    (6,023,048)     (2,520,334)   (12,339,173)     (4,978,161)   (32,596,526)
    Class A                                 (395,127)    (1,543,384)       (999,723)    (4,773,192)       (205,601)    (1,349,032)
    Class B                                  (44,535)      (174,935)       (114,129)      (545,461)        (57,871)      (371,717)
                                          ----------   ------------      ----------   ------------      ----------   ------------
    Total redemptions of capital shares
     outstanding                          (1,920,834)    (7,741,367)     (3,634,186)   (17,657,826)     (5,241,633)   (34,317,275)
                                          ----------   ------------      ----------   ------------      ----------   ------------
  Net increase (decrease) in capital
    shares outstanding                      (609,850)  $ (2,588,662)     (1,340,293)  $ (6,476,416)      1,721,493   $  7,846,091
                                                       ============                   ============                   ============
  Shares outstanding at beginning of
    period                                35,208,870                     36,549,163                     34,827,670
                                          ----------                     ----------                     ----------
  Shares outstanding at end of period     34,599,020                     35,208,870                     36,549,163
                                          ==========                     ==========                     ==========
  Net assets as of February 28, 2002,
    are comprised of the following:
  Capital (par value and additional
    paid-in)                                           $131,554,305
  Undistributed net investment income                        95,746
  Accumulated net realized loss on
    investments                                          (4,685,479)
  Net unrealized appreciation of
    investments                                           7,496,266
                                                       ------------
  Net Assets                                           $134,460,838
                                                       ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 4--CAPITAL STOCK--CONTINUED

SM&R EQUITY INCOME FUND

                                                SIX MONTHS ENDED             EIGHT MONTHS ENDED                YEAR ENDED
                                               FEBRUARY 28, 2002              AUGUST 31, 2001               DECEMBER 31, 2000
                                            ------------------------      ------------------------      -------------------------
                                             SHARES        AMOUNT          SHARES        AMOUNT           SHARES        AMOUNT
                                            ---------   ------------      ---------   ------------      ----------   ------------
  Sales of capital shares:
    Class T                                    74,054   $  1,628,643        269,200   $  6,615,583         221,120   $  5,547,777
    Class A                                    27,266        589,165         72,863      1,756,490          73,120      1,789,059
    Class B                                    44,472        935,242         63,018      1,465,832          58,921      1,433,482
                                            ---------   ------------      ---------   ------------      ----------   ------------
    Total sale of capital shares              145,792      3,153,050        405,081      9,837,905         353,161      8,770,318
  Investment income dividends reinvested:
    Class T                                    46,603        997,714         41,530        984,677         111,669      2,841,313
    Class A                                     2,099         43,800          1,532         35,654           3,325         82,860
    Class B                                     1,653         33,632            778         17,708           2,266         55,603
                                            ---------   ------------      ---------   ------------      ----------   ------------
    Total investment income dividends
     reinvested                                50,355      1,075,146         43,840      1,038,039         117,260      2,979,776
  Distributions from net realized gains
    reinvested:
    Class T                                        --             --             --             --         300,113      7,517,340
    Class A                                        --             --             --             --          11,231        275,130
    Class B                                        --             --             --             --          10,925        262,379
                                            ---------   ------------      ---------   ------------      ----------   ------------
    Total distributions from net realized
     gains                                         --             --             --             --         322,269      8,054,849
  Redemptions of capital shares
    outstanding:
    Class T                                  (370,233)    (8,075,959)      (576,904)   (14,128,963)     (1,838,694)   (46,147,527)
    Class A                                   (20,634)      (441,335)       (20,841)      (497,253)        (67,318)    (1,682,364)
    Class B                                   (13,545)      (283,398)       (23,466)      (554,211)        (34,548)      (832,437)
                                            ---------   ------------      ---------   ------------      ----------   ------------
    Total redemptions of capital shares
     outstanding                             (404,412)    (8,800,692)      (621,211)   (15,180,427)     (1,940,560)   (48,662,328)
                                            ---------   ------------      ---------   ------------      ----------   ------------
  Net decrease in capital shares
    outstanding                              (208,265)  $ (4,572,496)      (172,290)  $ (4,304,483)     (1,147,870)  $(28,857,385)
                                                        ============                  ============                   ============
  Shares outstanding at beginning of
    period                                  6,492,101                     6,664,391                      7,812,261
                                            ---------                     ---------                     ----------
  Shares outstanding at end of period       6,283,836                     6,492,101                      6,664,391
                                            =========                     =========                     ==========
  Net assets as of February 28, 2002, are
    comprised of the following:
  Capital (par value and additional
    paid-in)                                            $118,544,576
  Undistributed net investment income                        256,326
  Accumulated net realized gain on
    investments                                            6,315,596
  Net unrealized appreciation of
    investments                                           14,330,708
                                                        ------------
  Net Assets                                            $139,447,206
                                                        ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 4--CAPITAL STOCK--CONTINUED

SM&R BALANCED FUND

                                                   SIX MONTHS ENDED            EIGHT MONTHS ENDED               YEAR ENDED
                                                   FEBRUARY 28, 2002             AUGUST 31, 2001             DECEMBER 31, 2000
                                                -----------------------      -----------------------      -----------------------
                                                 SHARES       AMOUNT          SHARES       AMOUNT          SHARES       AMOUNT
                                                ---------   -----------      ---------   -----------      ---------   -----------
  Sales of capital shares:
    Class T                                        26,243   $   453,167         48,779   $   909,213         92,408   $ 1,938,037
    Class A                                        41,680       701,619         35,373       638,822         42,544       877,293
    Class B                                        22,571       389,887         17,588       321,279         52,329     1,106,854
                                                ---------   -----------      ---------   -----------      ---------   -----------
    Total sale of capital shares                   90,494     1,544,673        101,740     1,869,314        187,281     3,922,184
  Investment income dividends reinvested:
    Class T                                        17,859       306,026         16,765       304,383         34,480       715,650
    Class A                                         2,399        40,106          1,524        26,983          3,120        62,721
    Class B                                         1,296        21,954            858        15,443          2,053        42,314
                                                ---------   -----------      ---------   -----------      ---------   -----------
    Total investment income dividends
     reinvested                                    21,554       368,086         19,147       346,809         39,653       820,685
  Distributions from net realized gains
    reinvested:
    Class T                                            --            --             --            --         92,517     1,792,249
    Class A                                            --            --             --            --          9,283       175,094
    Class B                                            --            --             --            --          7,345       140,981
                                                ---------   -----------      ---------   -----------      ---------   -----------
    Total distributions from net realized
     gains reinvested                                  --            --             --            --        109,145     2,108,324
  Redemptions of capital shares outstanding:
    Class T                                       (61,871)   (1,076,157)      (136,029)   (2,549,957)      (222,892)   (4,651,738)
    Class A                                        (5,911)     (100,708)       (14,041)     (257,535)       (10,159)     (207,712)
    Class B                                        (6,785)     (117,020)       (18,294)     (334,792)        (7,871)     (165,772)
                                                ---------   -----------      ---------   -----------      ---------   -----------
    Total redemptions of captial shares
     outstanding                                  (74,567)   (1,293,885)      (168,364)   (3,142,284)      (240,922)   (5,025,222)
                                                ---------   -----------      ---------   -----------      ---------   -----------
  Net increase (decrease) in capital shares
    outstanding                                    37,481   $   618,874        (47,477)  $  (926,161)        95,157   $ 1,825,971
                                                            ===========                  ===========                  ===========
  Shares outstanding at beginning of period     1,648,404                    1,695,881                    1,600,724
                                                ---------                    ---------                    ---------
  Shares outstanding at end of period           1,685,885                    1,648,404                    1,695,881
                                                =========                    =========                    =========
  Net assets as of February 28, 2002, are
    comprised of the following:
  Capital (par value and additional paid in
    capital)                                                $26,111,543
  Undistributed net investment income                           119,851
  Accumulated net realized gain on investments                  614,945
  Net unrealized appreciation of investments                  2,571,966
                                                            -----------
  Net Assets                                                $29,418,305
                                                            ===========

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 4--CAPITAL STOCK--CONTINUED

GOVERNMENT BOND FUND

                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                   FEBRUARY 28, 2002              AUGUST 31, 2001
                                                                -----------------------        ----------------------
                                                                 SHARES       AMOUNT            SHARES       AMOUNT
                                                                ---------   -----------        ---------   ----------
  Sale of capital shares:
    Class T                                                        41,737   $   443,327           49,575   $  518,696
    Class A                                                        54,670       591,363           52,032      554,690
    Class B                                                        23,535       253,085           16,565      175,444
                                                                ---------   -----------        ---------   ----------
    Total sale of capital shares                                  119,942     1,287,775          118,172    1,248,830
  Investment income dividends reinvested:
    Class T                                                        60,306       642,033          124,998    1,297,974
    Class A                                                         2,382        25,601              908        9,534
    Class B                                                           631         6,774              408        4,299
                                                                ---------   -----------        ---------   ----------
    Total investment income dividends reinvested                   63,319       674,408          126,314    1,311,807
  Redemptions of capital shares outstanding:
    Class T                                                       (66,416)     (704,812)         (80,731)    (839,441)
    Class A                                                        (1,144)      (12,280)          (8,366)     (87,570)
    Class B                                                          (182)       (1,950)          (5,069)     (54,033)
                                                                ---------   -----------        ---------   ----------
    Total redemptions of capital shares outstanding               (67,742)     (719,042)         (94,166)    (981,044)
                                                                ---------   -----------        ---------   ----------
  Net increase in capital shares outstanding                      115,519   $ 1,243,141          150,320   $1,579,593
                                                                            ===========                    ==========
  Shares outstanding at beginning of period                     2,453,881                      2,303,561
                                                                ---------                      ---------
  Shares outstanding at end of period                           2,569,400                      2,453,881
                                                                =========                      =========
  Net assets as of February 28, 2002 are comprised of the
    following:
  Capital (par value and additional paid-in)                                $26,667,771
  Accumulated net realized loss on investments                                 (221,577)
  Net unrealized appreciation of investments                                    856,429
                                                                            -----------
  Net Assets                                                                $27,302,623
                                                                            ===========

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 4--CAPITAL STOCK--CONTINUED

TAX FREE FUND

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   FEBRUARY 28, 2002              AUGUST 31, 2001
                                                                -----------------------        ---------------------
                                                                 SHARES       AMOUNT            SHARES      AMOUNT
                                                                ---------   -----------        ---------   ---------
  Sale of capital shares:
    Class T                                                        28,439   $   303,710           10,424   $ 109,623
    Class A                                                        10,682       115,560            1,947      20,532
    Class B                                                        17,174       183,900            6,024      63,700
                                                                ---------   -----------        ---------   ---------
    Total sale of capital shares                                   56,295       603,170           18,395     193,855
  Investment income dividends reinvested:
    Class T                                                        22,832       242,162           47,277     493,575
    Class A                                                           550         5,882              944       9,933
    Class B                                                           384         4,106              517       5,447
                                                                ---------   -----------        ---------   ---------
    Total investment income dividends reinvested                   23,766       252,150           48,738     508,955
  Distributions from net realized gain reinvested:
    Class T                                                            --            --            1,770      18,535
    Class A                                                            --            --               34         365
    Class B                                                            --            --               18         195
                                                                ---------   -----------        ---------   ---------
    Total distributions from net realized gain reinvested              --            --            1,822      19,095
  Redemptions of capital shares outstanding:
    Class T                                                        (5,094)      (54,499)         (42,647)   (444,315)
    Class A                                                        (2,412)      (26,065)            (759)     (7,987)
    Class B                                                        (3,601)      (38,697)          (1,130)    (11,846)
                                                                ---------   -----------        ---------   ---------
    Total redemptions of capital shares outstanding               (11,107)     (119,261)         (44,536)   (464,148)
                                                                ---------   -----------        ---------   ---------
  Net increase in capital shares outstanding                       68,954   $   736,059           24,419   $ 257,757
                                                                            ===========                    =========
  Shares outstanding at beginning of period                     1,132,132                      1,107,713
                                                                ---------                      ---------
  Shares outstanding at end of period                           1,201,086                      1,132,132
                                                                =========                      =========
  Net assets as of February 28, 2002 are comprised of the
    following:
  Capital (par value and additional paid-in)                                $12,126,248
  Accumulated net realized gain on investments                                       29
  Net unrealized appreciation of investments                                    674,558
                                                                            -----------
  Net Assets                                                                $12,800,835
                                                                            ===========

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 4--CAPITAL STOCK--CONTINUED

PRIMARY FUND

                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                   FEBRUARY 28, 2002                 AUGUST 31, 2001
                                                                ------------------------        -------------------------
                                                                  SHARES       AMOUNT             SHARES        AMOUNT
                                                                ----------   -----------        -----------   -----------
  Sale of capital shares                                         4,161,246   $ 4,130,036         13,771,152   $13,666,742
  Investment income dividends reinvested                           340,180       338,184          1,224,269     1,208,404
  Redemptions of capital shares outstanding                     (8,670,446)   (8,640,979)       (10,118,719)   (9,994,739)
                                                                ----------   -----------        -----------   -----------
  Net increase (decrease) in capital shares outstanding         (4,169,020)  $(4,172,759)         4,876,702   $ 4,880,407
                                                                             ===========                      ===========
  Shares outstanding at beginning of period                     31,932,679                       27,055,977
                                                                ----------                      -----------
  Shares outstanding at end of period                           27,763,659                       31,932,679
                                                                ==========                      ===========
  Net assets as of February 28, 2002 are comprised of the
    following:
  Capital (par value and additional paid-in)                                 $27,753,330
  Accumulated net realized loss on investments                                   (36,349)
  Net unrealized depreciation of investments                                    (121,183)
                                                                             -----------
  Net Assets                                                                 $27,595,798
                                                                             ===========

MONEY MARKET

                                                                  SIX MONTHS ENDED                       YEAR ENDED
                                                                 FEBRUARY 28, 2002                    AUGUST 31, 2001
                                                            ----------------------------        ----------------------------
                                                               SHARES         AMOUNT               SHARES         AMOUNT
                                                            ------------   -------------        ------------   -------------
  Sale of capital shares                                     145,530,772   $ 145,530,772         285,679,792   $ 285,679,792
  Investment income dividends reinvested                       1,016,680       1,016,680           4,734,030       4,734,030
  Redemptions of capital shares outstanding                 (105,365,937)   (105,365,937)       (242,579,871)   (242,579,871)
                                                            ------------   -------------        ------------   -------------
  Net increase in capital shares outstanding                  41,181,515   $  41,181,515          47,833,951   $  47,833,951
                                                                           =============                       =============
  Shares outstanding at beginning of period                  102,091,537                          54,257,586
                                                            ------------                        ------------
  Shares outstanding at end of period                        143,273,052                         102,091,537
                                                            ============                        ============
  Net assets as of February 28, 2002 are comprised of the
    following:
  Capital (par value and additional paid-in)                               $ 143,273,052
                                                                           -------------
  Net Assets                                                               $ 143,273,052
                                                                           =============

SM&R INVESTMENTS, INC.           2450 South Shore Blvd, League City, Texas 77573
--------------------------------------------------------------------------------

                                   DIRECTORS
                            Ernest S. Barratt, Ph.D.
                                 Jack T. Currie
                              Lea McLeod Matthews
                              Michael W. McCroskey
                                Ann McLeod Moody
                                 Edwin K. Nolan
                            Robert V. Shattuck, Jr.
                               Donald P. Stevens
                                Steven H. Stubbs
                               Jamie G. Williams
                              Frank P. Williamson

                                     OFFICERS
                        Michael W. McCroskey, President
                Brenda T. Koelemay, Vice President and Treasurer
                Teresa E. Axelson, Vice President and Secretary

                         INVESTMENT ADVISOR AND MANAGER
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

                                    CUSTODIAN
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

                                  LEGAL COUNSEL
                          Greer, Herz & Adams, L.L.P.
                                One Moody Plaza
                             Galveston, Texas 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

              TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

                              INDEPENDENT AUDITORS
                              Tait, Weller & Baker
                            8 Penn Center, Suite 800
                     Philadelphia, Pennsylvania 19103-2108

                  HOW TO REACH US:

  SHAREHOLDER SERVICES        SALES AND MARKETING
     (800) 231-4639             (800) 526-8346

FUND QUOTES AND INVESTOR
         HOTLINE            TO REQUEST A PROSPECTUS
     (877) 239-2049             (800) 231-4639

      VISIT OUR WEBSITE AT: www.smrinvest.com

                              SECURITIES MANAGEMENT
[SM&R LOGO]                   AND RESEARCH, INC.
                              MANAGER & DISTRIBUTOR
                              -----------------------
                              MEMBER NASD, SIPC

   2450 SOUTH SHORE BLVD., SUITE 400 - LEAGUE CITY, TX 77573 - (281) 334-2469

                               Form 9202S - 04/02